UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Charles M. Weber
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  June 30, 2010

Item 1. Report to Stockholders.

Semi-Annual Report - Baird Funds

June 30, 2010

Baird Short-Term Bond Fund
Baird Intermediate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Aggregate Bond Fund
Baird Core Plus Bond Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Short-Term Bond Fund

June 30, 2010

The Baird Short-Term Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index.  The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$728,834,981	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	2.47%	Portfolio Turnover Rate:	29.0%#
Average Effective Duration:	1.89 years	Total Number of Holdings:	308
Average Effective Maturity:	2.11 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2010.
#	Not annualized.

Baird Short-Term Bond Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2010	Six Months	One Year	Five Years	Since Inception(1)
Institutional Class	2.60%	6.83%	4.05%	3.66%
Barclays Capital 1-3 Year
U.S. Government/Credit Bond Index(2)	1.95%	3.77%	4.52%	4.04%

(1)	For the period from August 31, 2004 (commencement of operations) to June 30, 2010.
(2)
The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9%
Asset Backed Securities – 1.4%
$39,656	Bombardier Capital
	Mortgage Securitization,
	Series 1998-A, Class A3,
	6.23%, 04/15/2028	$38,162
	Countrywide
	Asset-Backed Certificates:
1,792,045	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	1,679,511
2,495,000	Series 2006-13, Class 1AF3,
	5.944%, 01/25/2037	1,369,530
1,500,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	797,253
585,066	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB8, Class
	AF2, 5.303%, 12/25/2035	564,194
2,480,607	GMAC Mortgage
	Corporation Loan Trust,
	Series 2005-HE3, Class
	A2, 0.416%, 02/25/2036	1,087,027
	Green Tree Financial
	Corporation:
94,157	Series 1996-3, Class A5,
	7.35%, 05/15/2027	99,372
48,027	Series 1998-2, Class A5,
	6.24%, 12/01/2028	48,156
1,489,048	Series 1997-5, Class A6,
	6.82%, 05/15/2029	1,522,174
544,459	Series 1998-3, Class A5,
	6.22%, 03/01/2030	550,433
2,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	980,880
283,841	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7,
	Class AI6,
	5.34%, 08/25/2033	280,427
1,021,744	Residential Asset
	Securities Corporation,
	Series 2006-KS7,
	0.346%, 09/25/2036	988,313
		10,005,432
Commercial Mortgage Backed Securities – 3.3%
3,038,317	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2001-C1, Class A2,
	6.465%, 04/15/2034	3,103,023
1,266,313	Government National
	Mortgage Association
	(GNMA),
	Series 2006-15, Class A,
	3.727%, 03/16/2027	1,297,793
5,861,767	Morgan Stanley Dean
	Witter Capital I,
	Series 2001-TOP1, Class
	A4, 6.66%, 02/15/2033	5,944,280
4,843,120	RBSCF Trust,
	Series 2010-MB1,
	2.367%, 04/17/2024
	(Acquired 04/09/2010;
	Cost $4,843,018) *	4,879,515
2,542,398	Salomon Brothers
	Mortgage Securities VII,
	Series 2001-C2, Class A3,
	6.50%, 11/13/2036	2,650,342

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Commercial Mortgage
Backed Securities – 3.3% (cont.)
$6,000,000	Wachovia Bank
	Commercial
	Mortgage Trust,
	Series 2003-C3, Class A2,
	4.867%, 02/15/2035	$6,327,091
		24,202,044
Financial – 29.5%
3,400,000	Aegon NV,
	4.75%, 06/01/2013 f	3,567,022
4,250,000	AIG SunAmerica
	Global Financing VI,
	6.30%, 05/10/2011
	(Acquired 11/23/2009
	through 05/20/2010;
	Aggregate
	Cost $4,317,247) *	4,292,499
	Allstate Corporation:
1,890,000	6.125%, 02/15/2012	2,026,050
1,000,000	6.20%, 05/16/2014	1,134,351
3,330,000	American
	Express Centurion,
	0.325%, 07/13/2010	3,329,893
1,350,000	American General
	Finance Corporation,
	4.00%, 03/15/2011	1,306,125
950,000	American Honda
	Finance Corporation,
	0.549%, 02/21/2012
	(Acquired 10/19/2009;
	Cost $931,870) *	944,163
1,100,000	Amsouth Bank NA,
	4.85%, 04/01/2013 @	1,089,315
3,000,000	ANZ National
	International,
	6.20%, 07/19/2013
	(Acquired 05/25/2010;
	Cost $3,297,167) * f	3,323,673
3,600,000	AON Corporation,
	7.375%, 12/14/2012	3,990,744
2,160,000	Axa Financial, Inc.,
	7.75%, 08/01/2010	2,169,891
2,200,000	Bancwest Corporation,
	8.30%, 01/15/2011	2,248,072
3,500,000	Bank of Ireland,
	2.75%, 03/02/2012
	(Acquired 06/01/2010;
	Cost $3,434,323) * f	3,473,547
1,000,000	Bank of Scotland PLC,
	0.374%, 12/08/2010
	(Acquired 05/14/2009;
	Cost $979,795) * f	998,239
2,450,000	Bank Tokyo –
	Mitsubishi UFJ Ltd.,
	7.40%, 06/15/2011 f @	2,564,628
	Barclays Bank PLC
	Senior Unsecured Notes: f
600,000	5.45%, 09/12/2012	637,631
2,000,000	2.50%, 01/23/2013	1,991,902
1,000,000	5.20%, 07/10/2014	1,055,352
2,000,000	Berkshire Hathaway Inc.,
	0.68%, 02/11/2013	2,003,542
2,000,000	Capital One
	Financial Corp.,
	4.80%, 02/21/2012	2,068,952

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Financial – 29.5% (cont.)
$2,790,000	CDP Financial Inc.,
	3.00%, 11/25/2014
	(Acquired 11/20/2009
	through 06/25/2010;
	Aggregate
	Cost $2,791,484) * f	$2,815,707
555,000	Charter One Bank NA,
	5.50%, 04/26/2011	568,181
385,000	Chubb Corporation,
	6.00%, 11/15/2011	408,316
1,035,000	Citicorp,
	7.25%, 10/15/2011	1,094,397
	CIT Group, Inc.:
191,367	7.00%, 05/01/2013
	(Callable 09/28/2010) @	183,234
287,050	7.00%, 05/01/2014
	(Callable 09/28/2010) @	270,545
287,050	7.00%, 05/01/2015
	(Callable 09/28/2010) @	264,804
478,417	7.00%, 05/01/2016
	(Callable 09/28/2010) @	436,556
669,783	7.00%, 05/01/2017
	(Callable 09/28/2010) @	602,805
	Citigroup, Inc.:
723,000	5.125%, 02/14/2011	735,935
2,000,000	6.00%, 02/21/2012	2,093,324
900,000	6.50%, 08/19/2013	958,659
2,000,000	CNA Financial Corp.,
	6.00%, 08/15/2011	2,058,330
1,388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Acquired 01/26/2006
	through 09/30/2009;
	Aggregate
	Cost $1,347,288) *	1,441,639
990,000	Countrywide
	Financial Corp.,
	5.80%, 06/07/2012	1,041,029
3,871,000	Credit Suisse New York,
	5.00%, 05/15/2013 f	4,135,710
930,000	Credit Suisse USA Inc.,
	6.50%, 01/15/2012 @	996,545
979,000	Deutsche Bank
	Trust Corporation
	Subordinated Notes,
	7.25%, 10/15/2011	1,024,333
1,000,000	Fifth Third Bancorp,
	6.25%, 05/01/2013	1,087,970
1,000,000	First Empire
	Capital Trust I,
	8.234%, 02/01/2027
	(Callable 09/13/2010)	927,791
1,500,000	First Hawaiian Capital
	Trust I, Series B,
	8.343%, 07/01/2027
	(Callable 09/13/2010)	1,507,500
1,500,000	First National Bank of
	Omaha Subordinated
	Notes, 7.32%, 12/01/2010	1,509,420
4,750,000	First Tennessee Bank,
	0.59%, 02/14/2011	4,735,089
800,000	First Union Capital I,
	Series A,
	7.935%, 01/15/2027
	(Callable 09/13/2010)	811,097
	General Electric Capital
	Corporation:
1,550,000	5.72%, 08/22/2011
	(Callable 01/22/2011)	1,576,803
250,000	6.00%, 06/15/2012	269,031
1,000,000	1.158%, 11/01/2012	974,314

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Financial – 29.5% (cont.)
$1,250,000	Genworth Global
	Funding Trust,
	5.125%, 03/15/2011	$1,272,591
1,480,000	Genworth Life
	Institutional Funding,
	5.875%, 05/03/2013
	(Acquired 04/07/2010;
	Aggregate
	Cost $1,537,684) *	1,530,230
3,845,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 01/12/2010
	through 03/31/2010;
	Aggregate
	Cost $4,006,394) *	3,845,711
787,000	GMAC Inc.,
	7.50%, 12/31/2013
	(Acquired 09/08/2006
	through 08/21/2007;
	Aggregate Cost $944,784) *	785,033
	Goldman Sachs Group LP:
1,500,000	6.60%, 01/15/2012	1,586,465
3,450,000	8.00%, 03/01/2013
	(Acquired 04/16/2009
	through 10/20/2009;
	Aggregate
	Cost $3,738,200) *	3,878,237
1,000,000	Hartford Life
	Global Funding,
	0.609%, 01/17/2012	975,942
2,000,000	HSBC Finance
	Corporation,
	5.90%, 06/19/2012	2,117,208
1,500,000	HSBC USA
	Capital Trust II,
	8.38%, 05/15/2027
	(Callable 09/13/2010)
	(Acquired 11/06/2007;
	Cost $1,546,394) *	1,499,739
3,500,000	Hutchison Whampoa
	International Ltd.,
	6.50%, 02/13/2013
	(Acquired 01/20/2010;
	Cost $3,820,846) * f	3,830,061
2,000,000	ING USA Global
	Funding Notes,
	0.44%, 10/01/2010	1,996,238
	Invesco Ltd.: f
4,880,000	5.625%, 04/17/2012	5,137,883
325,000	5.375%, 02/27/2013	338,995
3,050,000	Irish Life & Permanent,
	3.60%, 01/14/2013
	(Acquired 01/07/2010;
	Cost $3,048,353) * f	3,021,845
2,246,000	Jackson National
	Life Global,
	5.125%, 02/10/2011
	(Acquired 07/21/2009
	through 09/21/2009;
	Aggregate
	Cost $2,255,083) *	2,278,630
	John Hancock
	Global Funding II:
2,730,000	7.90%, 07/02/2010
	(Acquired 02/24/2009
	through 03/08/2010;
	Aggregate
	Cost $2,730,253) *	2,730,000
940,000	6.50%, 03/01/2011	967,195

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Financial – 29.5% (cont.)
	J.P. Morgan Chase & Co.:
$1,725,000	5.75%, 01/02/2013	$1,855,281
500,000	4.65%, 06/01/2014	533,138
	Key Bank National
	Association:
850,000	7.00%, 02/01/2011	878,094
1,000,000	7.30%, 05/01/2011	1,038,878
3,000,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 05/26/2009
	through 03/10/2010;
	Aggregate
	Cost $3,175,097) * f	3,368,322
	Liberty Mutual Group:
1,675,000	7.25%, 09/01/2012
	(Acquired 03/31/2010
	through 04/16/2010;
	Aggregate
	Cost $1,800,384)*	1,768,323
2,610,000	5.75%, 03/15/2014
	(Acquired 09/03/2009
	through 11/23/2009;
	Aggregate
	Cost $2,345,309) *	2,713,852
1,000,000	Lloyds TSB Bank PLC,
	4.375%, 01/12/2015
	(Acquired 01/05/2010;
	Cost $999,960) * f	963,459
620,000	Manufacturers &
	Traders Trust Co.,
	1.751%, 04/01/2013
	(Callable 10/01/2010)	602,856
	Marsh & McLennan
	Companies, Inc.:
2,015,000	5.15%, 09/15/2010	2,029,504
2,412,000	6.25%, 03/15/2012	2,549,322
1,200,000	4.85%, 02/15/2013	1,265,500
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026
	(Callable 09/13/2010)	2,604,225
2,552,000	Mercantile Bankshares
	Corporation Subordinated
	Notes, Series B,
	4.625%, 04/15/2013	2,670,344
300,000	Merrill Lynch & Company,
	6.05%, 08/15/2012	318,974
	Met Life Global Funding I:
1,550,000	5.75%, 07/25/2011
	(Acquired 06/28/2010;
	Cost $1,619,859) *	1,604,214
1,600,000	2.875%, 09/17/2012
	(Acquired 09/10/2009;
	Cost $1,595,440) *	1,638,014
2,302,000	Monumental Global
	Funding II,
	5.65%, 07/14/2011	2,366,983
	Monumental Global
	Funding III:
350,000	0.674%, 01/25/2013
	(Acquired 07/28/2009;
	Cost $315,263) * @	337,918
1,265,000	5.50%, 04/22/2013
	(Acquired 09/23/2009
	through 03/16/2010;
	Aggregate
	Cost $1,322,562) *	1,353,036

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Financial – 29.5% (cont.)
	Morgan Stanley:
$910,000	6.75%, 04/15/2011	$941,498
250,000	5.625%, 01/09/2012	260,137
355,000	6.60%, 04/01/2012	376,742
3,516,000	6.75%, 10/15/2013	3,851,984
1,500,000	National City Bank of
	Cleveland Subordinated
	Notes, 6.25%, 03/15/2011	1,548,450
278,000	National City
	Bank of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	283,243
	Nationwide Financial
	Services:
1,500,000	6.25%, 11/15/2011	1,574,030
350,000	5.90%, 07/01/2012	371,714
1,300,000	Nationwide Life
	Global Funding,
	5.35%, 03/15/2011
	(Acquired 03/24/2009;
	Cost $1,252,884) *	1,321,121
2,273,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 09/13/2010)	2,216,175
1,000,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	1,056,676
1,000,000	North Fork
	Capital Trust II,
	8.00%, 12/15/2027
	(Callable 09/13/2010)	972,500
2,000,000	Pooled Funding Trust II,
	2.625%, 03/30/2012
	(Acquired 03/27/2009;
	Cost $1,998,800) *	2,045,606
4,525,000	Principal Life Global,
	6.25%, 02/15/2012
	(Acquired 08/18/2009
	through 04/06/2010;
	Aggregate
	Cost $4,738,673) *	4,823,785
1,000,000	Principal Life
	Income Funding,
	5.30%, 12/14/2012	1,077,101
	Protective Life
	Secured Trust:
4,500,000	4.00%, 04/01/2011	4,591,894
846,000	5.45%, 09/28/2012	908,316
3,000,000	Prudential Financial Inc.,
	2.75%, 01/14/2013 @	3,014,652
1,000,000	Rabobank Nederland
	Global Senior Unsecured
	Notes, 4.20%, 05/13/2014
	(Acquired 05/06/2009;
	Cost $998,170) * f	1,061,743
2,000,000	Royal Bank of Scotland,
	4.875%, 08/25/2014
	(Acquired 08/18/2009;
	Cost $1,994,040) * f	2,005,824
2,675,000	Santander Financial
	Issuances,
	6.375%, 02/15/2011 f	2,734,332
4,000,000	Simon Property Group LP,
	7.75%, 01/20/2011	4,084,055
	SLM Corporation:
520,000	4.50%, 07/26/2010	521,081
2,000,000	5.45%, 04/25/2011	2,024,602
1,724,000	Sovereign Bancorp, Inc.,
	4.80%, 09/01/2010	1,734,082

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Financial – 29.5% (cont.)
$1,000,000	Sun Life Financial
	Global Funding,
	0.438%, 07/06/2011
	(Acquired 07/28/2009;
	Cost $972,132) *	$990,663
2,780,000	Suntrust Banks, Inc.,
	5.25%, 11/05/2012	2,918,319
3,278,000	TECO Finance Inc.,
	7.00%, 05/01/2012	3,546,498
750,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	839,977
	Union Planters Corporation:
750,000	4.375%, 12/01/2010 @	751,439
1,075,000	7.75%, 03/01/2011	1,089,898
3,158,000	Unitrin, Inc.,
	4.875%, 11/01/2010	3,172,644
1,237,000	Westfield Capital
	Corporation, 4.375%,
	11/15/2010 (Acquired
	08/31/2009 through
	01/25/2010; Aggregate
	Cost $1,242,461) * f	1,250,428
2,500,000	Westpac Banking
	Corporation,
	1.90%, 12/14/2012
	(Acquired 12/07/2009;
	Cost $2,498,700) * f	2,516,603
710,000	Westpac Securities NZ Ltd.,
	2.50%, 05/25/2012
	(Acquired 03/05/2010;
	Cost $722,799) * f	726,245
2,774,000	Willis North
	America, Inc.,
	5.125%, 07/15/2010	2,776,802
		214,977,754
Industrial – 20.2%
	Aetna, Inc.:
1,000,000	7.875%, 03/01/2011	1,040,746
2,300,000	5.75%, 06/15/2011	2,392,697
2,000,000	Alcoa, Inc.,
	6.50%, 06/01/2011 @	2,055,614
1,000,000	Allied Waste North
	America, Inc.,
	5.75%, 02/15/2011	1,024,134
	Anheuser Busch
	Inbev Worldwide:
2,854,000	3.00%, 10/15/2012 @	2,929,768
3,000,000	2.50%, 03/26/2013
	(Acquired 03/24/2010;
	Cost $2,996,400) * @	3,035,565
3,325,000	British Telecommunications
	PLC Notes,
	9.125%, 12/15/2010 f	3,438,795
	Bunge Limited
	Finance Corporation:
2,450,000	7.80%, 10/15/2012	2,810,567
1,545,000	5.875%, 05/15/2013	1,658,392
4,540,000	CBS Corporation,
	6.625%, 05/15/2011	4,731,879
	Cigna Corporation:
4,920,000	7.00%, 01/15/2011	5,058,620
320,000	6.375%, 10/15/2011	338,544
500,000	Clear Channel
	Communications
	Senior Notes,
	7.65%, 09/15/2010 @	497,500
3,640,000	Comcast Cable Holdings,
	9.80%, 02/01/2012	4,072,257
1,841,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	2,142,484

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Industrial – 20.2% (cont.)
$3,720,000	Computer Sciences
	Corporation,
	5.50%, 03/15/2013	$3,998,993
2,000,000	Conagra Foods, Inc.,
	6.75%, 09/15/2011	2,125,218
	Cox Communications Inc.:
355,000	7.75%, 11/01/2010	362,211
1,495,000	6.75%, 03/15/2011	1,544,920
3,850,000	COX Enterprises, Inc.,
	7.875%, 09/15/2010
	(Acquired 07/13/2009
	through 12/02/2009;
	Aggregate
	Cost $3,887,722) *	3,897,609
	CRH America Inc.:
100,000	5.625%, 09/30/2011	103,801
5,000,000	6.95%, 03/15/2012	5,402,950
3,535,000	Daimler Finance NA LLC,
	7.75%, 01/18/2011	3,652,192
780,000	Duke Energy Field
	Services LLC,
	6.875%, 02/01/2011	803,636
3,000,000	Enterprise Products
	Operating LLC,
	7.625%, 02/15/2012	3,250,407
700,000	FedEx Corporation,
	7.375%, 01/15/2014	817,709
2,875,000	Fiserv, Inc.,
	6.125%, 11/20/2012	3,152,509
3,500,000	Fortune Brands, Inc.,
	5.125%, 01/15/2011	3,567,246
2,000,000	General Electric
	Company,
	5.00%, 02/01/2013	2,144,710
2,525,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/15/2009
	through 06/15/2010;
	Aggregate
	Cost $2,618,043) *	2,576,664
2,665,000	Historic Time Warner Inc.,
	9.125%, 01/15/2013	3,101,668
2,275,000	Johnson Controls Inc.
	Senior Unsecured Notes,
	5.25%, 01/15/2011 @	2,311,034
	Kinder Morgan
	Energy Partners Senior
	Unsecured Notes:
2,145,000	6.75%, 03/15/2011	2,220,414
2,500,000	5.85%, 09/15/2012	2,680,300
2,300,000	Koninslijke KPN NV
	Senior Unsecured Notes,
	8.00%, 10/01/2010 f	2,336,646
	Kraft Foods Inc.
	Senior Unsecured Notes:
200,000	5.625%, 11/01/2011	210,457
2,800,000	2.625%, 05/08/2013	2,853,071
750,000	Laboratory Corporation
	of America Holdings,
	5.50%, 02/01/2013	809,092
3,507,000	Lafarge S.A.,
	6.15%, 07/15/2011 f	3,594,079
3,120,000	Motiva Enterprises LLC
	Senior Unsecured Notes,
	5.20%, 09/15/2012
	(Acquired 05/13/2009
	through 09/23/2009;
	Aggregate
	Cost $3,142,589) *	3,342,821

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Industrial – 20.2% (cont.)
$3,325,000	Nabors Industries Inc.,
	5.375%, 08/15/2012	$3,533,248
2,300,000	Posco,
	8.75%, 03/26/2014
	(Acquired 03/19/2009
	through 08/17/2009;
	Aggregate
	Cost $2,321,480) * f	2,731,494
2,125,000	Rio Tinto Alcan, Inc.,
	6.45%, 03/15/2011 f	2,198,954
1,721,000	Rio Tinto Finance
	USA Ltd,
	5.875%, 07/15/2013 f	1,885,617
4,500,000	Teck Resources Limited,
	9.75%, 05/15/2014 f	5,318,172
	Telecom Italia Capital: f
5,000,000	6.20%, 07/18/2011	5,181,199
120,000	5.25%, 11/15/2013	123,948
1,535,000	Telefonica Emisiones, S.A.U.,
	5.855%, 02/04/2013 f	1,651,278
2,560,000	Telefonica Europe BV,
	7.75%, 09/15/2010 f	2,592,020
2,785,000	Time Warner Inc.,
	8.875%, 10/01/2012	3,180,994
3,000,000	Transocean Inc., Series A,
	1.625%, 12/15/2037
	(Callable 12/20/2011)
	(Convertible until
	12/15/2037) f @	2,906,250
300,000	Tyco Electronics Group,
	6.00%, 10/01/2012 f	323,971
1,000,000	United Parcel Service, Inc.,
	0.00%, 02/28/2053
	(Callable 02/28/2033) ^	986,808
280,000	UnitedHealth Group, Inc.,
	5.25%, 03/15/2011	287,303
1,500,000	USX Corporation,
	9.125%, 01/15/2013	1,711,647
3,000,000	Vale Inco Limited,
	7.75%, 05/15/2012 f	3,264,921
1,600,000	Verizon New Jersey,
	Inc., Series A,
	5.875%, 01/17/2012	1,696,208
	Vodafone Group PLC: f
1,000,000	5.50%, 06/15/2011	1,038,491
1,864,000	5.35%, 02/27/2012	1,965,206
	Waste Management, Inc.:
1,925,000	7.65%, 03/15/2011	2,002,760
2,094,000	6.375%, 11/15/2012	2,294,371
1,185,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	1,300,382
675,000	Williams Partners LP,
	7.50%, 06/15/2011	708,206
		146,971,367
Other Government Related Securities – 2.3%
2,500,000	Corp Andina
	De Fomento Notes,
	5.20%, 05/21/2013 f	2,696,093
2,391,000	Export-Import
	Bank Korea Notes,
	5.125%, 02/14/2011 f	2,438,316
	Korea Development Bank: f
4,480,000	4.625%, 09/16/2010	4,509,379
150,000	5.30%, 01/17/2013	158,079
3,440,000	Landesbank
	Baden-Wurttemberg
	Subordinated Notes,
	6.35%, 04/01/2012 f	3,713,944
3,795,000	PEMEX Project Funding
	Master Trust,
	9.125%, 10/13/2010 f	3,837,694
		17,353,505

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Residential Mortgage Backed Security – 4.9%
$566,016	Bank of America
	Alternative Loan Trust,
	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	$582,729
	Citicorp Mortgage
	Securities, Inc.:
511,504	Series 2004-3, Class A2,
	5.25%, 05/25/2034	505,475
299,029	Series 2004-4, Class A2,
	5.25%, 06/25/2034	298,415
	Countrywide Alternative
	Loan Trust:
842,185	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	780,210
1,756,124	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035	1,654,657
507,031	Series 2005-73CB, Class
	1A7, 5.50%, 01/25/2036	425,544
2,114,019	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	1,417,101
223,769	Deutsche Alternative
	Securities, Inc. Mortgage,
	Series 2005-4, Class A2,
	5.05%, 09/25/2035	221,374
2,178,987	Federal Home Loan Bank,
	Series 00-0582, Class H,
	4.75%, 10/25/2010	2,243,659
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
353,744	Series 2672, Class QR,
	4.00%, 09/15/2010	355,713
106,988	Series R015, Class AN,
	3.75%, 02/15/2013	107,899
484,582	Series 3033, Class LU,
	5.50%, 03/15/2013	506,251
5,000,000	2.125%, 08/26/2013
	(Callable 08/26/2010)	5,013,305
1,579,306	Series 3124, Class VP,
	6.00%, 06/15/2014	1,682,559
547,011	Series R014, Class AL,
	5.50%, 10/15/2014	552,328
734,493	Series R001, Class AE,
	4.375%, 04/15/2015	751,652
206,166	Series 2789, Class VM,
	5.50%, 04/15/2015	212,873
1,116,474	Series 2857, Class VA,
	5.00%, 09/15/2015	1,184,551
4,206	Series 2541, Class JB,
	5.00%, 02/15/2016	4,205
2,117,991	Series R007, Class AC,
	5.875%, 05/15/2016	2,151,097
637,826	Series 2910, Class BD,
	4.50%, 11/15/2018	666,684
31,551	Series 5, Class B,
	1.013%, 05/15/2019	31,561
238,792	Series 2970, Class DA,
	5.50%, 01/15/2023	245,464
	Federal National Mortgage
	Association (FNMA):
4,500,000	2.00%, 05/10/2013
	(Callable 11/10/2010)	4,521,929
272,365	5.50%, 07/01/2015	285,366
128,469	Series 2003-24, Class LC,
	5.00%, 12/25/2015	128,998
485,512	Series 2002-73, Class 0D,
	5.00%, 06/25/2016	491,828
248,181	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	257,723
2,641,099	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	2,788,836
1,096,604	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	1,149,721

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Residential Mortgage Backed Security – 4.9% (cont.)
$2,121,620	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	$2,243,944
849,557	J.P. Morgan Alternative
	Loan Trust,
	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	831,066
351,616	Merrill Lynch Mortgage
	Investors Trust,
	Series 2005-A8, Class
	A1C1, 5.25%, 08/25/2036	328,470
30,018	Residential Accredit Loans
	Inc., Series 2003-QS17,
	Class CB3,
	5.50%, 09/25/2033	29,751
	Washington Mutual, Inc.
	Pass-Thru Certificates:
403,285	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	413,520
361,155	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	373,488
		35,439,946
Taxable Municipal Bonds – 1.1%
339,141	Educational Enhancement
	Funding Corporation,
	6.72%, 06/01/2025	298,756
6,000,000	Illinois State,
	2.186%, 02/01/2012	5,961,060
145,000	Missouri State Housing
	Development Revenue
	Bond, 5.74%, 03/01/2037
	(Callable 09/01/2015)	147,610
345,000	Pomona California Public
	Financing Authority
	Lease Revenue,
	4.60%, 10/01/2010	346,183
135,000	Redding California
	Redevelopment Agency
	Tax Allocation,
	6.00%, 09/01/2010	135,446
130,000	Richmond California
	Joint Powers Financing
	Authority Tax Allocation,
	7.35%, 09/01/2010	130,489
1,000,000	San Francisco California
	City & County
	Revenue Bonds,
	1.869%, 05/01/2012	1,004,080
		8,023,624
Utilities – 14.0%
2,200,000	Allegheny Energy
	Supply Co.
	Senior Unsecured Notes,
	7.80%, 03/15/2011	2,308,458
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,477,711
600,000	Baltimore Gas
	& Electric Co.
	Senior Unsecured Notes,
	6.125%, 07/01/2013	669,766
4,718,000	Chugach Electric
	Association,
	6.55%, 03/15/2011	4,884,426
2,172,000	Commonwealth Edison
	Co., Series 98,
	6.15%, 03/15/2012	2,341,127
335,000	Consolidated Natural
	Gas, Series A,
	5.00%, 03/01/2014	362,894
3,607,000	Constellation Energy
	Group, Inc.,
	7.00%, 04/01/2012	3,911,716
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Utilities – 14.0% (cont.)
$3,055,000	DCP Midstream LLC,
	7.875%, 08/16/2010	$3,077,393
6,544,000	DTE Energy Company,
	7.05%, 06/01/2011	6,867,050
500,000	Duke Energy Corp.,
	6.30%, 02/01/2014	562,754
4,000,000	Enel Finance International,
	5.70%, 01/15/2013
	(Acquired 03/10/2010
	through 03/31/2010;
	Aggregate
	Cost $4,307,731) * f	4,261,916
	Energy Transfer Partners:
2,500,000	5.65%, 08/01/2012	2,650,735
1,000,000	9.70%, 03/15/2019	1,208,256
3,000,000	Entergy Gulf States, Inc.,
	4.875%, 11/01/2011
	(Callable 08/09/2010)	3,005,077
1,265,475	GG1C Funding Corporation,
	5.129%, 01/15/2014
	(Callable 09/13/2010)
	(Acquired 04/02/2009;
	Cost $1,213,954) *	1,291,848
1,585,000	Hydro-Quebec,
	11.75%, 02/01/2012 f	1,827,358
3,280,000	Indiana Michigan
	Power, Series E,
	6.375%, 11/01/2012	3,590,144
1,075,000	Keyspan Corporation,
	7.625%, 11/15/2010	1,100,971
2,800,000	Marathon Oil
	Canada Corporation,
	8.375%, 05/01/2012 f	3,109,994
2,200,000	MidAmerica
	Energy Holdings,
	5.875%, 10/01/2012	2,381,867
1,655,000	National Rural Utilities,
	7.25%, 03/01/2012	1,814,858
4,050,000	NiSource Finance
	Corporation,
	7.875%, 11/15/2010	4,138,987
2,500,000	Northeast Utilities,
	7.25%, 04/01/2012	2,701,680
155,000	Old Dominion
	Electric Company,
	6.25%, 06/01/2011	161,616
1,648,000	ONEOK, Inc.,
	7.125%, 04/15/2011	1,720,804
2,205,000	ONEOK Partners LP,
	5.90%, 04/01/2012	2,352,071
4,092,000	Pepco Holdings, Inc.,
	6.45%, 08/15/2012	4,558,709
	Plains All
	American Pipeline:
435,000	7.75%, 10/15/2012	483,099
2,500,000	5.625%, 12/15/2013	2,718,185
2,250,000	PPL Energy Supply,
	LLC Senior Notes,
	6.40%, 11/01/2011	2,395,865
2,799,000	Progress Energy Inc.
	Senior Notes,
	6.85%, 04/15/2012	3,043,655
	PSE&G Power LLC:
3,475,000	7.75%, 04/15/2011	3,646,891
1,000,000	6.95%, 06/01/2012	1,092,511
4,185,000	Spectra Energy Capital,
	5.668%, 08/15/2014	4,530,037

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.9% (cont.)
Utilities – 14.0% (cont.)
$2,400,000	Trans-Allegheny
	Interstate Line Company,
	4.00%, 01/15/2015
	(Acquired 01/19/2010;
	Cost $2,391,024) *	$2,465,486
2,250,000	Transcontinental Gas Pipe
	Line Corporation
	Senior Notes,
	8.875%, 07/15/2012	2,530,490
850,000	United Energy Distribution,
	4.70%, 04/15/2011
	(Acquired 11/17/2009;
	Cost $863,800) * f	872,465
3,500,000	Verizon New York
	Inc., Series A,
	6.875%, 04/01/2012	3,781,995
3,950,000	Williams Companies,
	Inc., 6.375%,
	10/01/2010 (Acquired
	07/09/2008 through
	06/28/2010;
	Cost $3,970,140) *	3,984,199
265,000	XTO Energy Inc.,
	5.90%, 08/01/2012	289,602
		102,174,666
U.S. Government Agency Issues – 12.2%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014	7,347,214
	Federal Home Loan Bank:
10,000,000	2.15%, 07/29/2013
	(Callable 07/29/2010)	10,013,490
10,000,000	2.50%, 10/15/2013
	(Callable 10/15/2010)	10,051,821
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
5,000,000	2.25%, 08/24/2012
	(Callable 08/24/2010)	5,013,755
3,390,000	2.80%, 08/19/2013
	(Callable 08/19/2010)	3,401,092
	Federal National Mortgage
	Association (FNMA):
9,000,000	2.00%, 09/28/2012
	(Callable 09/28/2010)	9,030,663
13,150,000	4.375%, 03/15/2013	14,329,805
7,000,000	2.10%, 09/16/2013
	(Callable 09/16/2010)	7,023,226
21,750,000	2.75%, 03/13/2014	22,680,900
		88,891,966
U.S. Treasury Obligations – 10.0%
	U.S. Treasury Bonds:
29,500,000	3.125%, 08/31/2013 @	31,399,063
36,100,000	2.25%, 05/31/2014 @	37,247,871
4,000,000	2.375%, 10/31/2014 @	4,126,876
		72,773,810
	Total Long-Term
	Investments
	(Cost $714,717,879)	720,814,114

Shares
SHORT-TERM INVESTMENTS – 1.5%
Money Market Mutual Fund – 1.5%
10,517,314	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund,
	0.19% «	10,517,314
	Total Short-Term
	Investments
	(Cost $10,517,314)	10,517,314

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 12.1%
Commercial Paper – 0.1%
$1,091,054	Atlantic East
	Funding LLC,
	3.059%, 03/25/2011 † **	$699,470
	Total Commercial Paper
	(Cost $1,091,054)	699,470

Shares
Investment Companies – 12.0%
87,642,539	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.28% «	87,642,539
17,400	Reserve Primary
	Fund † **	—
	Total Investment
	Companies
	(Cost $87,658,660)	87,642,539
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $88,749,714)	88,342,009
	Total Investments
	(Cost $813,984,907) – 112.5%	819,673,437
Assets Relating to Securities
Lending Investments – 0.1%
	Support
	Agreement ** ^ a	391,584
	Cash Contribution
	from Transfer
	Agent/Administrator €	16,121
	Total (Cost $0)	407,705
	Liabilities in Excess of
	Other Assets – (12.6)%	(91,246,161)
	TOTAL NET
	ASSETS – 100.0%	$728,834,981

*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

€
Pursuant to a loss reimbursement agreement, the Advisor’s transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund’s ownership of shares of the Reserve Primary Fund, which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$10,005,432	$—	$10,005,432
Commercial Mortgage Backed Securities	—	24,202,044	—	24,202,044
Corporate Debt Securities	—	464,123,787	—	464,123,787
Other Government Related Securities	—	17,353,505	—	17,353,505
Residential Mortgage Backed Securities	—	35,439,946	—	35,439,946
Taxable Municipal Bonds	—	8,023,624	—	8,023,624
U.S. Government Agency Issues	—	88,891,966	—	88,891,966
U.S. Treasury Obligations	—	72,773,810	—	72,773,810
Total Fixed Income	—	720,814,114	—	720,814,114
Short-Term Investments
Money Market Mutual Fund	10,517,314	—	—	10,517,314
Total Short-Term Investments	10,517,314	—	—	10,517,314
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	699,470	—	699,470
Money Market Mutual Funds	87,642,539	—	—	87,642,539
Total Investments Purchased with
Cash Proceeds from Securities Lending	87,642,539	699,470	—	88,342,009
Total Investments	$98,159,853	$721,513,584	$—	$819,673,437
Assets Relating to Securities Lending Investments	16,121	391,584	—	407,705

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$85,625
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(13,598)
Net purchases (sales/paydowns)	(72,027)
Transfers in and/or out of Level 3 *	—
Balance as of June 30, 2010	$—

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Bond Fund

June 30, 2010

The Baird Intermediate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

Portfolio Characteristics
Quality Distribution*	Sector Weightings*

Net Assets:	$621,745,455	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	3.42%	Investor Class:	0.55%***
Investor Class:	3.17%	Portfolio Turnover Rate:	11.3%#
Average Effective Duration:	3.92 years	Total Number of Holdings:	332
Average Effective Maturity:	4.83 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2010.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Intermediate Bond Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2010	Six Months	One Year	Five Years	Since Inception(1)
Institutional Class Shares	5.21%	11.65%	5.33%	6.12%
Investor Class Shares	5.09%	11.49%	5.03%	5.85%
Barclays Capital Intermediate
U.S. Government/Credit Bond Index(2)	4.56%	8.29%	5.26%	5.91%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2010.
(2)
The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8%
Asset Backed Securities – 2.0%
$113,300	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-1, Class A6,
	6.51%, 08/25/2027	$110,305
4,481	Cityscape Home
	Equity Loan Trust,
	Series 1997-C, Class A4,
	7.00%, 07/25/2028	4,151
	Countrywide Asset-Backed
	Certificates:
1,671,771	Series 2006-S3, Class A2,
	6.085%, 06/25/2021	583,605
85,740	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	70,208
111,435	Series 2004-12, Class AF6,
	4.634%, 03/25/2035	104,916
4,462,128	Series 2005-1, Class AF6,
	5.03%, 07/25/2035	4,311,585
3,584,090	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	3,359,023
375,000	Series 2006-13, Class 1AF3,
	5.944%, 01/25/2037	205,841
1,380,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	733,473
	Delta Funding Home
	Equity Loan Trust:
50,885	Series 1997-2, Class A6,
	7.04%, 06/25/2027	50,771
20,036	Series 1999-1, Class A6F,
	6.34%, 12/15/2028	19,352
538,268	Series 1999-2, Class A7F,
	7.03%, 08/15/2030	502,459
17,723	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	16,583
177,186	GMAC Mortgage
	Corporation Loan Trust,
	Series 2005-HE3, Class A2,
	0.416%, 02/25/2036	77,645
	Green Tree Financial
	Corporation:
107,966	Series 1993-4, Class A5,
	7.05%, 01/15/2019	110,251
747,922	Series 1998-2, Class A5,
	6.24%, 12/01/2028	749,938
994,545	Series 1998-3, Class A5,
	6.22%, 03/01/2030	1,005,458
374,897	Series 1998-4, Class A5,
	6.18%, 04/01/2030	380,295
37,924	IMC Home Equity
	Loan Trust,
	Series 1998-1, Class A6,
	7.02%, 06/20/2029	36,905
163,895	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	155,568
17,307	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6,
	5.34%, 08/25/2033	17,099
75,449	Structured Asset Securities
	Corporation, Series
	2005-2XS, Class 1A2A,
	4.51%, 02/25/2035	74,801
		12,680,232

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Commercial Mortgage Backed Securities – 2.5%
$5,600,000	Citigroup Deutsche Bank,
	Series 2005-CD1,
	Class A4, 5.396%,
	07/15/2044	$5,999,558
3,959,020	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2001-C1, Class A2,
	6.465%, 04/15/2034	4,043,331
5,000,000	Wachovia Bank
	Commercial
	Mortgage Trust,
	Series 2005-C22, Class A4,
	5.25%, 12/15/2044	5,335,088
		15,377,977
Financial – 19.1%
	American General Finance
	Corporation Notes:
25,000	4.625%, 09/01/2010	24,938
550,000	4.00%, 03/15/2011	532,125
2,000,000	Ameriprise Financial, Inc.,
	5.35%, 11/15/2010	2,023,202
630,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	519,434
1,475,000	ANZ National (Int’l) LTD,
	2.375%, 12/21/2012
	(Acquired 12/15/2009;
	Cost $1,473,171) * f	1,494,019
600,000	Banco Santander Chile,
	7.375%, 07/18/2012 f	654,242
1,900,000	Bancwest Corporation,
	8.30%, 01/15/2011	1,941,517
835,000	Bank of America
	Corporation Subordinated
	Notes, 10.20%,
	07/15/2015	1,001,400
1,500,000	Bank of Ireland,
	2.75%, 03/02/2012
	(Acquired 06/01/2010;
	Cost $1,471,853) * f	1,488,663
1,500,000	Bank of Tokyo –
	Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	1,570,181
2,695,000	BankAmerica
	Institutional, 8.07%,
	12/31/2026 (Acquired
	01/04/2006 through
	11/06/2007; Aggregate
	Cost $2,765,752) *	2,614,149
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 09/10/2010)	1,818,903
1,500,000	Barclays Bank PLC,
	5.00%, 09/22/2016 f	1,538,622
2,150,000	BB&T Corporation,
	6.85%, 04/30/2019 @	2,519,901
1,000,000	Bear Stearns Cos., Inc.,
	6.40%, 10/02/2017	1,110,745
1,000,000	BOI Capital Funding II,
	5.571%, 02/01/2049
	(Callable 02/01/2016)
	(Acquired 01/20/2006;
	Cost $1,000,000) * f	690,000
1,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019
	(Acquired 11/20/2009;
	Cost $997,520) * f	1,026,829

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Financial – 19.1% (cont.)
	CIT Group Funding:
$22,051	10.25%, 05/01/2013
	(Callable 09/28/2010)	$22,602
33,076	10.25%, 05/01/2014
	(Callable 09/13/2010)	33,903
33,076	10.25%, 05/01/2015
	(Callable 09/28/2010)	33,903
55,127	10.25%, 05/01/2016
	(Callable 09/28/2010) @	56,505
77,178	10.25%, 05/01/2017
	(Callable 09/28/2010) @	79,107
	CIT Group, Inc.:
19,535	7.00%, 05/01/2013
	(Callable 09/28/2010) @	18,705
29,303	7.00%, 05/01/2014
	(Callable 09/28/2010) @	27,618
29,302	7.00%, 05/01/2015
	(Callable 09/28/2010) @	27,031
48,839	7.00%, 05/01/2016
	(Callable 09/28/2010) @	44,566
68,374	7.00%, 05/01/2017
	(Callable 09/28/2010) @	61,537
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,039,503
550,000	6.01%, 01/15/2015	576,886
1,760,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Acquired 11/29/2005
	through 10/10/2007;
	Aggregate
	Cost $1,804,197) *	1,828,015
1,900,000	Countrywide
	Financial Corporation
	Subordinated Notes,
	6.25%, 05/15/2016	1,980,737
3,000,000	DIRECTV
	Holdings/Financing,
	7.625%, 05/15/2016
	(Callable 05/15/2012)	3,258,750
1,577,000	Dresdner Bank-New York
	Subordinated Debentures,
	7.25%, 09/15/2015 f	1,722,013
403,816	First National Bank of
	Chicago Pass-Thru
	Certificates, Series 1993-A,
	8.08%, 01/05/2018	451,664
2,600,000	First National Bank of
	Omaha Subordinated Notes,
	7.32%, 12/01/2010	2,616,327
2,125,000	First Union Capital I,
	Series A, 7.935%,
	01/15/2027 (Callable
	09/13/2010)	2,154,476
1,546,000	FMR LLC Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003
	through 12/01/2009;
	Aggregate
	Cost $1,562,618) *	1,625,001
	General Electric
	Capital Corporation:
800,000	6.00%, 06/15/2012	860,898
800,000	4.375%, 09/21/2015	841,178
2,000,000	5.625%, 09/15/2017	2,137,670
1,950,000	5.50%, 01/08/2020 @	2,060,672
1,150,000	Genworth Financial
	Inc. Notes,
	5.75%, 06/15/2014 @	1,149,024

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Financial – 19.1% (cont.)
$3,456,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004
	through 02/02/2010;
	Aggregate
	Cost $3,496,767) *	$3,456,638
	GMAC Inc.:
80,000	7.50%, 12/31/2013
	(Acquired 02/26/2007
	through 09/26/2007;
	Aggregate Cost $225,171) *	79,800
96,000	8.00%, 12/31/2018
	(Acquired 02/26/2007
	through 09/26/2007;
	Aggregate Cost $335,910) *	88,320
200,000	GMAC LLC,
	6.75%, 12/01/2014	193,357
	Goldman Sachs
	Group, Inc.:
1,125,000	5.15%, 01/15/2014	1,177,916
1,000,000	6.00%, 05/01/2014	1,074,664
2,000,000	6.15%, 04/01/2018	2,095,034
1,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Acquired 05/16/2006
	through 11/08/2007;
	Aggregate
	Cost $1,792,736) *	1,584,000
1,000,000	Hartford Financial
	Services Group,
	4.00%, 03/30/2015	981,783
	HSBC Finance
	Corporation:
2,000,000	8.00%, 07/15/2010	2,003,194
100,000	5.00%, 06/30/2015	104,340
	Invesco Ltd. Notes: f
2,755,000	5.625%, 04/17/2012	2,900,587
500,000	5.375%, 02/27/2013	521,530
2,075,000	Irish Life & Permanent,
	3.60%, 01/14/2013
	(Acquired 01/07/2010;
	Cost $2,073,880) * f	2,055,846
	Istar Financial, Inc.:
1,050,000	5.95%, 10/15/2013	829,500
75,000	5.85%, 03/15/2017	52,500
2,000,000	Jackson National
	Life Global,
	5.125%, 02/10/2011
	(Acquired 07/21/2009;
	Cost $2,007,432) *	2,029,056
2,000,000	Jefferies Group Inc.,
	6.875%, 04/15/2021	2,005,188
	J.P. Morgan
	Chase & Co.:
500,000	6.625%, 03/15/2012	537,990
575,000	5.75%, 01/02/2013	618,427
2,000,000	Key Bank NA,
	7.413%, 05/06/2015	2,207,540
2,600,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 06/12/2009;
	Cost $2,635,863) * f	2,919,211
	Liberty Mutual Group:
746,000	7.25%, 09/01/2012
	(Acquired 08/03/2004
	through 09/30/2009;
	Aggregate
	Cost $771,193) *	787,563
500,000	5.75%, 03/15/2014
	(Acquired 09/03/2009;
	Cost $447,002) *	519,895

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Financial – 19.1% (cont.)
$1,650,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020
	(Acquired 02/09/2010;
	Cost $1,607,619) * f	$1,557,427
	Marsh & McLennan
	Companies, Inc.:
1,825,000	6.25%, 03/15/2012	1,928,903
775,000	5.375%, 07/15/2014	819,263
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $500,000) * @	225,000
	Merrill Lynch & Company:
1,000,000	5.70%, 05/02/2017	1,003,022
1,000,000	6.875%, 04/25/2018	1,066,781
2,500,000	Monumental Global
	Funding II,
	5.65%, 07/14/2011	2,570,573
	Morgan Stanley:
1,000,000	5.625%, 01/09/2012	1,040,549
100,000	4.75%, 04/01/2014	100,172
1,400,000	6.625%, 04/01/2018	1,467,388
750,000	Morgan Stanley Dean
	Witter & Co.,
	6.75%, 10/15/2013 @	821,669
534,000	National City Bank of
	Kentucky Subordinated
	Notes, 6.30%, 02/15/2011	544,071
2,320,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	2,381,371
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 09/13/2010)	1,228,500
2,500,000	Nomura Holdings, Inc.,
	5.00%, 03/04/2015 f	2,641,689
1,000,000	North Fork
	Capital Trust II,
	8.00%, 12/15/2027
	(Callable 09/13/2010)	972,500
1,500,000	Pooled Funding Trust I,
	2.74%, 02/15/2012
	(Acquired 08/10/2009;
	Cost $1,516,949) *	1,543,815
	Protective Life
	Corporation Senior Notes:
475,000	5.45%, 09/28/2012	509,989
75,000	4.30%, 06/01/2013	76,447
3,000,000	Prudential Financial Inc.,
	5.15%, 01/15/2013	3,174,993
2,000,000	Rabobank Nederland
	Global Senior Unsecured
	Notes, 4.20%, 05/13/2014
	(Acquired 05/06/2009;
	Cost $1,996,340) * f	2,123,486
1,650,000	Regions Bank,
	7.50%, 05/15/2018	1,675,067
1,800,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	1,839,924
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017)	1,288,274
	SLM Corporation:
1,516,000	4.50%, 07/26/2010	1,519,152
250,000	5.375%, 05/15/2014	228,590
1,000,000	Sovereign Bancorp Inc.,
	8.75%, 05/30/2018	1,146,320
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,165,624

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Financial – 19.1% (cont.)
$459,000	TECO Finance Inc.,
	7.00%, 05/01/2012	$496,596
1,046,000	Toll Road Inv.
	Partnership II,
	0.00%, 02/15/2011
	(Acquired 09/28/2004;
	Cost $1,016,584) * ^	1,007,842
850,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	951,974
650,000	Unionbancal Corporation,
	5.25%, 12/16/2013	704,833
1,000,000	Washington Mutual
	Financial Corporation,
	6.875%, 05/15/2011	1,036,633
		118,959,477
Industrial – 15.9%
	Allied Waste
	North America, Inc.:
1,000,000	5.75%, 02/15/2011	1,024,134
1,775,000	7.125%, 05/15/2016,
	Series B (Callable
	05/15/2011)	1,903,688
	Ameritech Capital
	Funding Debentures:
931,500	9.10%, 06/01/2016	1,121,090
1,008,000	6.45%, 01/15/2018	1,132,902
1,000,000	Anadarko Petroleum
	Corporation Senior
	Unsecured Notes,
	6.95%, 06/15/2019	873,037
	British Telecommunications
	PLC: f
950,000	9.125%, 12/15/2010	982,513
2,000,000	5.95%, 01/15/2018	2,085,696
	Bunge Limited Finance
	Corporation:
1,925,000	5.35%, 04/15/2014	2,033,268
1,085,000	5.10%, 07/15/2015	1,136,191
2,900,000	Chevron Phillips Chemical,
	7.00%, 06/15/2014
	(Acquired 04/16/2010;
	Cost $3,263,283) *	3,329,122
1,250,000	Clear Channel
	Communications,
	5.50%, 12/15/2016	600,000
	Comcast Cable Holdings:
1,731,000	9.80%, 02/01/2012	1,936,560
125,000	8.375%, 03/15/2013 @	144,746
525,000	Comcast Corporation,
	6.50%, 01/15/2017 @	601,565
75,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	87,282
3,275,000	Computer Sciences
	Corporation,
	5.50%, 03/15/2013	3,510,373
1,281,000	COX Communications
	Inc., 7.125%, 10/01/2012	1,423,336
2,155,000	COX Enterprises, Inc.,
	7.875%, 09/15/2010
	(Acquired 07/13/2009
	through 05/06/2010;
	Aggregate
	Cost $2,174,528) *	2,181,649
	CSX Corporation:
1,775,000	5.75%, 03/15/2013	1,939,937
450,000	6.25%, 04/01/2015	517,528
1,300,000	Deutsche Telekom
	International Finance BV,
	6.00%, 07/08/2019 f	1,437,703

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Industrial – 15.9% (cont.)
	Donnelley (R.R.)
	& Sons Co.:
$1,000,000	8.60%, 08/15/2016	$1,095,520
875,000	6.125%, 01/15/2017	878,763
1,000,000	7.625%, 06/15/2020	991,412
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	965,000
2,000,000	Enterprise Products
	Operating LLC,
	7.625%, 02/15/2012	2,166,938
837,074	Federal Express
	Corporation 1995
	Pass-Thru Certificates,
	Series B2,
	7.11%, 01/02/2014
	(Callable 09/10/2010)	838,748
2,300,000	Fiserv, Inc.,
	6.125%, 11/20/2012	2,522,008
1,260,000	GTE Corporation,
	6.84%, 04/15/2018	1,424,777
1,375,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,354,375
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	624,000
1,195,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001
	through 10/19/2006;
	Aggregate
	Cost $1,208,596) *	1,219,451
620,000	Highmark Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003
	through 06/16/2010;
	Aggregate
	Cost $636,327) *	671,867
	Historic Time
	Warner Inc.:
2,797,000	9.125%, 01/15/2013	3,255,296
250,000	6.875%, 06/15/2018	294,147
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,232,560
2,500,000	Hutchison Whampoa
	International LTD,
	7.625%, 04/09/2019
	(Acquired 10/16/2009
	through 04/28/2010;
	Aggregate
	Cost $2,840,844) * f	2,979,564
1,000,000	Ingersoll-Rand
	Company Debentures,
	6.391%, 11/15/2027 f	1,076,100
1,525,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	1,690,327
675,000	Laboratory Corporation
	of America Holdings,
	5.50%, 02/01/2013	728,183
625,000	Lafarge S.A.,
	6.50%, 07/15/2016 f	647,449
180,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	178,650
1,075,000	Marathon Global
	Funding Corporation,
	6.00%, 07/01/2012	1,155,217
75,000	Martin Marietta Materials,
	Inc., 6.60%, 04/15/2018	81,394
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Industrial – 15.9% (cont.)
$1,625,000	Masco Corporation,
	6.125%, 10/03/2016 @	$1,572,274
2,000,000	Mosaic Co.,
	7.625%, 12/01/2016
	(Callable 12/01/2011)
	(Acquired 05/19/2010;
	Cost $2,177,913) *	2,160,080
825,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	884,581
2,307,000	Nextel Communications
	Senior Notes, Series E,
	6.875%, 10/31/2013
	(Callable 09/10/2010)	2,234,906
700,000	PCCW-HWT Capital II
	Ltd., 6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $696,731) * f	744,205
925,000	Pearson Dollar Finance
	PLC, 5.70%, 06/01/2014
	(Acquired 09/28/2005
	through 12/14/2007;
	Aggregate
	Cost $930,452) * f	1,011,383
2,045,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	2,241,780
100,000	Qwest Capital
	Funding, Inc.,
	7.25%, 02/15/2011	102,000
2,093,000	Reed Elsevier
	Capital Notes,
	4.625%, 06/15/2012	2,198,372
	Rio Tinto Alcan, Inc.: f
127,000	6.45%, 03/15/2011	131,420
450,000	5.00%, 06/01/2015	478,693
1,800,000	Rio Tinto Financial
	USA Ltd.,
	6.50%, 07/15/2018 f	2,051,532
500,000	Sprint Nextel
	Corporation,
	6.00%, 12/01/2016 @	448,750
1,175,000	Sunoco, Inc. Senior
	Unsecured Notes,
	5.75%, 01/15/2017	1,187,449
	TCI Communications,
	Inc. Debentures:
550,000	7.875%, 08/01/2013	631,569
1,583,000	8.75%, 08/01/2015	1,948,157
1,500,000	Teck Resources Limited,
	10.25%, 05/15/2016
	(Callable 05/15/2013) f	1,770,000
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,362,728
725,000	5.25%, 10/01/2015	731,706
	Telefonica Emisiones,
	S.A.U.: f
1,725,000	6.421%, 06/20/2016	1,892,147
1,000,000	6.221%, 07/03/2017	1,087,700
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	1,097,951
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,434,892
500,000	Tyco Electronics
	Group S. A.,
	6.55%, 10/01/2017 f	574,206
650,000	Tyco International
	Finance,
	6.00%, 11/15/2013 f	727,546

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Industrial – 15.9% (cont.)
	United AirLines, Inc.
	Pass-Thru Certificates:
$178,664	Series 1991-A, Class A-2,
	10.02%, 03/22/2014	$71,466
193,839	Series 2000-2, Class C,
	7.762%, 04/29/2049 §	114,365
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f	1,633,827
250,000	Verizon Communications,
	Inc. Senior Unsecured
	Notes, 5.55%, 02/15/2016	280,002
1,050,000	Verizon New York
	Inc., Series A,
	6.875%, 04/01/2012	1,134,599
500,000	Viacom Inc.,
	6.25%, 04/30/2016	567,124
2,000,000	Vulcan Materials Co.,
	7.00%, 06/15/2018	2,228,174
25,000	Waste Management, Inc.,
	5.00%, 03/15/2014	27,103
1,450,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	1,591,185
500,000	Willamette Industries, Inc.
	Notes, 6.60%, 06/05/2012	527,001
1,000,000	Williams Partners LP,
	5.25%, 03/15/2020
	(Acquired 02/02/2010;
	Cost $999,450) *	1,022,567
		98,977,506
Other Government Related Securities – 2.1%
375,000	Corp Andina
	De Fomento Notes,
	7.375%, 01/18/2011 f	387,290
1,000,000	Export-Import
	Bank Korea Notes,
	5.125%, 02/14/2011 f	1,019,789
3,000,000	KFW,
	4.875%, 06/17/2019 f	3,340,562
350,000	Korea Development Bank,
	4.625%, 09/16/2010 f	352,295
300,000	Korea Electric
	Power Corporation,
	6.75%, 08/01/2027 f	340,657
350,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	363,319
2,750,000	PEMEX Project
	Funding Master Trust,
	9.125%, 10/13/2010 f	2,780,937
2,650,000	United Mexican States,
	5.125%, 01/15/2020 f	2,756,000
1,495,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015 f	1,612,673
		12,953,522
Residential Mortgage Backed Securities – 8.4%
	Bank of America
	Alternative Loan Trust:
353,284	Series 2003-11,
	Class 4A1, 4.75%,
	01/25/2019	355,842
989,813	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	973,196
1,297,549	Series 2004-11, Class 4A1,
	5.50%, 12/25/2019	1,312,518
53,760	Series 2005-6, Class 7A1,
	5.50%, 07/25/2020	50,868
683,829	Series 2006-2, Class 7A1,
	6.00%, 03/25/2021	606,699

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Residential Mortgage Backed Securities – 8.4% (cont.)
$973,251	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	$877,516
1,036,052	Series 2006-4,
	Class 3CB4,
	6.00%, 05/25/2046	873,272
750,183	Bank of America
	Funding Corporation,
	Series 2003-3, Class 1A41,
	5.50%, 10/25/2033	756,072
	Citicorp Mortgage
	Securities, Inc.:
1,052,457	Series 2004-5, Class 1A25,
	5.50%, 10/25/2014	1,051,915
65,006	Series 2004-4, Class A2,
	5.25%, 06/25/2034	64,873
990,005	Series 2004-4, Class A5,
	5.50%, 06/25/2034	985,090
	Countrywide Alternative
	Loan Trust:
240,759	Series 2005-5R, Class A2,
	4.75%, 12/25/2018	229,770
968,513	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	897,242
1,071,973	Series 2005-85CB, Class
	3A1, 5.25%, 02/25/2021
	(Acquired 09/26/2007
	through 01/28/2009;
	Aggregate
	Cost $1,019,101) *	879,736
1,570,739	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	1,239,280
120,491	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	104,486
102,616	Series 2005-11CB, Class
	2A1, 5.50%, 06/25/2035	80,494
867,222	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035	817,115
228,807	Countrywide Home
	Loans, Inc.,
	Series 2003-18, Class A3,
	5.25%, 07/25/2033	228,892
	Credit Suisse First Boston
	Mortgage Securities
	Corporation:
54,039	Series 2005-11, Class 5A1,
	5.25%, 12/25/2020	51,089
103,562	Series 2005-3, Class 3A27,
	5.50%, 07/25/2035	103,624
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC) Pass-Thru
	Certificates:
461,250	5.00%, 08/01/2011	474,063
677,429	6.00%, 06/01/2021	738,160
34,350	6.00%, 07/01/2028	37,916
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
844,935	Series 3033, Class LU,
	5.50%, 03/15/2013	882,718
1,105,129	Series 2695, Class UA,
	5.50%, 09/15/2014	1,125,557
1,573,376	Series R014, Class AL,
	5.50%, 10/15/2014	1,588,669
266,129	Series R001, Class AE,
	4.375%, 04/15/2015	272,346
1,609,153	Series R003, Class VA,
	5.50%, 08/15/2016	1,725,310
2,063,171	Series 3122, Class VA,
	6.00%, 01/15/2017	2,176,485
1,458,078	Series R010, Class VA,
	5.50%, 04/15/2017	1,577,126

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Residential Mortgage Backed Securities – 8.4% (cont.)
$1,828,800	Series R009, Class AJ,
	5.75%, 12/15/2018	$1,894,773
3,845	Series 74, Class F,
	6.00%, 10/15/2020	4,096
116,550	Series 2673, Class NC,
	5.50%, 05/15/2021	120,579
30,956	Series 1395, Class G,
	6.00%, 10/15/2022	33,597
1,850,637	Series 2970, Class DA,
	5.50%, 01/15/2023	1,902,349
	Federal National Mortgage
	Association (FNMA):
368,048	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	377,933
117,940	Series 2003-24, Class PC,
	5.00%, 11/25/2015	118,250
73,556	Series 2005-6, Class VE,
	5.50%, 04/25/2016	77,878
704,212	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	731,289
20,817	Series 2003-35, Class TD,
	5.00%, 12/25/2016	21,110
18,934	Series 1989-2, Class D,
	8.80%, 01/25/2019	22,356
1,391	Series G-29, Class O,
	8.50%, 09/25/2021	1,550
107,518	Series 1991-137, Class H,
	7.00%, 10/25/2021	121,052
83,679	Series 1992-136, Class PK,
	6.00%, 08/25/2022	90,125
55,080	Series 1993-32, Class H,
	6.00%, 03/25/2023	61,143
3,367,090	Series 2002-85, Class PD,
	5.50%, 05/25/2031	3,480,085
72,337	Series 2004-90, Class YB,
	4.00%, 07/25/2032	74,741
1,940,145	Series 2004-W6,
	Class 1A6, 5.50%,
	07/25/2034	2,034,121
2,045,847	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	2,163,803
	GMAC Mortgage
	Corporation Loan Trust:
109,713	Series 2003-J1, Class A2,
	5.25%, 03/25/2018	110,386
1,177,255	Series 2004-J4, Class A2,
	5.50%, 09/25/2034	1,170,494
287,867	Government National
	Mortgage Association
	(GNMA),
	Series 1999-4, Class ZB,
	6.00%, 02/20/2029	314,024
	J.P. Morgan Alternative
	Loan Trust:
2,620,981	Series 2005-S1,
	Class 3A1, 5.50%,
	10/25/2020	2,314,947
1,133,218	Series 2006-A1,
	Class 2A1, 5.799%,
	03/25/2036	730,137
1,274,336	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	1,246,599
566,187	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1,
	5.00%, 08/25/2021	521,506
	Master Alternative
	Loans Trust:
1,576,850	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	1,586,453
355,994	Series 2004-3, Class 1A1,
	5.00%, 03/25/2019	358,177
288,747	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	277,176

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Residential Mortgage Backed Securities – 8.4% (cont.)
$52,742	Merrill Lynch Mortgage
	Investors Inc., Series
	2005-A8, Class A1C1,
	5.25%, 08/25/2036	$49,271
	Residential Accredit
	Loans, Inc.:
144,517	Series 2004-QS6, Class A1,
	5.00%, 05/25/2019	147,633
42,592	Series 2004-QS13, Class
	CB, 5.00%, 09/25/2019	43,839
239,759	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class A2,
	4.00%, 06/25/2033	241,801
	Washington Mutual, Inc.
	Pass-Thru Certificates:
1,789,708	Series 2004-CB1,
	Class 5A, 5.00%,
	06/25/2019	1,840,444
2,446,957	Series 2004-CB3,
	Class 3A, 5.50%,
	10/25/2019	2,537,304
860,818	Series 2004-CB3,
	Class 4A, 6.00%,
	10/25/2019	888,734
574,681	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	589,267
722,309	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	746,976
		52,183,937
Taxable Municipal Bonds – 1.2%
	California State:
900,000	5.45%, 04/01/2015	944,136
500,000	5.50%, 03/01/2016	519,625
5,000,000	Illinois State,
	3.636%, 02/01/2014	4,854,050
1,330,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023
	(Callable 06/01/2015)	1,143,374
		7,461,185
Utilities – 7.8%
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,477,711
2,765,000	Baltimore Gas & Electric
	Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	3,086,506
	Dominion Resources Inc.:
850,000	6.25%, 06/30/2012	926,488
1,000,000	Series C, 5.15%,
	07/15/2015	1,107,211
225,000	6.00%, 11/30/2017	256,614
1,000,000	DTE Energy Co.,
	7.625%, 05/15/2014	1,168,660
2,000,000	Enel Finance International,
	5.70%, 01/15/2013
	(Acquired 03/31/2010;
	Cost $2,152,719) * f	2,130,958
600,000	Energy Transfer Partners,
	5.65%, 08/01/2012	636,176
2,796,000	Entergy Gulf States, Inc.,
	5.25%, 08/01/2015
	(Callable 09/10/2010)	2,799,677
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	2,387,500
229,575	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $244,566) *	233,402

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Utilities – 7.8% (cont.)
$1,000,000	Korea Hydro & Nuclear
	Power Company Senior
	Unsecured Notes,
	6.25%, 06/17/2014
	(Acquired 06/10/2009;
	Cost $989,350) * f	$1,091,100
1,475,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,665,060
2,000,000	National Rural
	Utilities Corporation,
	10.375%, 11/01/2018	2,773,344
	NiSource Finance
	Corporation:
2,225,000	7.875%, 11/15/2010	2,273,888
1,000,000	10.75%, 03/15/2016	1,281,536
1,875,000	ONEOK, Inc.,
	7.125%, 04/15/2011	1,957,832
935,000	ONEOK Partners
	LP Notes,
	5.90%, 04/01/2012	997,364
1,250,000	Pepco Holdings Inc.,
	6.45%, 08/15/2012	1,392,568
	PPL Energy Supply, LLC
	Bonds, Series A,
1,775,000	5.70%, 10/15/2015	1,935,162
	PPL Energy Supply, LLC
	Senior Notes,
388,000	6.40%, 11/01/2011	413,154
900,000	Progress Energy, Inc.
	Senior Notes,
	6.85%, 04/15/2012	978,667
	PSE&G Power LLC:
425,000	5.00%, 04/01/2014	454,113
144,000	5.32%, 09/15/2016
	(Acquired 06/25/2001;
	Cost $127,825) *	155,184
220,000	5.125%, 04/15/2020
	(Acquired 04/27/2010;
	Cost $273,093) *	228,066
773,472	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	903,941
1,000,000	Rockies Express
	Pipeline, LLC,
	5.625%, 04/15/2020
	(Acquired 03/17/2010;
	Cost $999,110) *	951,119
2,700,000	Spectra Energy Capital,
	5.668%, 08/15/2014	2,922,604
2,500,000	Trans-Allegheny Interstate
	Line Company,
	4.00%, 01/15/2015
	(Acquired 01/19/2010;
	Cost $2,490,650) *	2,568,215
2,005,000	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes,
	8.875%, 07/15/2012	2,254,947
	Vectren Utility Holdings:
1,000,000	6.625%, 12/01/2011	1,058,323
575,000	5.25%, 08/01/2013	618,113
1,000,000	Williams Companies Inc.,
	6.375%, 10/01/2010
	(Acquired 06/28/2010;
	Cost $1,009,892) *	1,008,658

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Utilities – 7.8% (cont.)
$251,896	Yosemite Securities Trust I,
	8.25%, 11/15/2104
	(Acquired 04/26/2001;
	Cost $251,896) ** f § †	$25
		48,093,886
U.S. Government Agency Issues – 14.5%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014	7,347,214
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
225,000	4.50%, 07/15/2013	247,505
5,000,000	3.00%, 12/30/2014
	(Callable 12/30/2010)	5,066,920
	Federal National Mortgage
	Association (FNMA):
34,175,000	3.625%, 02/12/2013	36,488,853
32,125,000	2.75%, 03/13/2014	33,499,950
7,500,000	2.625%, 11/20/2014 @	7,751,347
		90,401,789
U.S. Treasury Obligations – 24.3%
	U.S. Treasury Bonds:
3,000,000	2.25%, 05/31/2014	3,095,391
67,425,000	2.375%, 03/31/2016 @	68,420,597
35,300,000	9.125%, 05/15/2018 @	52,078,514
10,000,000	7.875%, 02/15/2021 @	14,314,060
10,000,000	6.25%, 08/15/2023 @	12,962,500
		150,871,062
	Total Long-Term
	Investments
	(Cost $590,091,957)	607,960,573
Shares
SHORT-TERM INVESTMENTS – 2.3%
Money Market Mutual Funds – 2.3%
3,437,347	Dreyfus Institutional
	Cash Advantage
	Fund, 0.19% «	3,437,347
11,000,000	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund,
	0.19% «	11,000,000
	Total Short-Term
	Investments
	(Cost $14,437,347)	14,437,347

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.2%
Commercial Paper – 0.3%
$2,756,930	Atlantic East Funding
	LLC, 3.059%,
	03/25/2011 † **	1,767,457
	Total Commercial Paper
	(Cost $2,756,930)	1,767,457

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Shares		Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.2% (cont.)
Investment Companies – 26.9%
167,548,660	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.28% «	$167,548,660
123,505	Reserve Primary
	Fund † **	—
	Total Investment
	Companies
	(Cost $167,663,082)	167,548,660
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $170,420,012)	169,316,117
	Total Investments
	(Cost $774,949,316) – 127.3%	791,714,037
Assets Relating to Securities
Lending Investments – 0.2%
	Support
	Agreement ** ^ a	$989,473
	Cash Contribution
	from Transfer
	Agent/Administrator €	114,422
	Total (Cost $0)	1,103,895
	Liabilities in Excess of
	Other Assets – (27.5)%	(171,072,477)
	TOTAL NET
	ASSETS – 100.0%	$621,745,455

*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

€
Pursuant to a loss reimbursement agreement, the Advisor’s transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund’s ownership of shares of the Reserve Primary Fund, which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$12,680,232	$—	$12,680,232
Commercial Mortgage Backed Securities	—	15,377,977	—	15,377,977
Corporate Debt Securities	—	266,030,844	25	266,030,869
Other Government Related Securities	—	12,953,522	—	12,953,522
Residential Mortgage Backed Securities	—	52,183,937	—	52,183,937
Taxable Municipal Bonds	—	7,461,185	—	7,461,185
U.S. Government Agency Issues	—	90,401,789	—	90,401,789
U.S. Treasury Obligations	—	150,871,062	—	150,871,062
Total Fixed Income	—	607,960,548	25	607,960,573
Short-Term Investments
Money Market Mutual Funds	14,437,347	—	—	14,437,347
Total Short-Term Investments	14,437,347	—	—	14,437,347
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	1,767,457	—	1,767,457
Money Market Mutual Funds	167,548,660	—	—	167,548,660
Total Investments Purchased with
Cash Proceeds from Securities Lending	167,548,660	1,767,457	—	169,316,117
Total Investments	$181,986,007	$609,728,005	$25	$791,714,037
Assets Relating to Securities Lending Investments	114,422	989,473	—	1,103,895

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$607,755
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(96,647)
Net purchases (sales)	(511,240)
Transfers in and/or out of Level 3 *	157
Balance as of June 30, 2010	$25

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Municipal Bond Fund

June 30, 2010

The Baird Intermediate Municipal Bond Fund seeks current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.  The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Barclays Capital 7-Year General Obligation Bond Index.  The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index consisting of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of six to eight years.

Portfolio Characteristics
Quality Distribution*	Sector Weightings*

Net Assets:	$818,031,457	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	2.31%	Investor Class:	0.55%***
Investor Class:	2.07%	Portfolio Turnover Rate:	2.0%#
Average Effective Duration:	4.94 years	Total Number of Holdings:	252
Average Effective Maturity:	5.58 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2010.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Intermediate Municipal Bond Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2010	Six Months	One Year	Five Years	Since Inception(1)
Institutional Class Shares	2.37%	5.97%	4.70%	5.19%
Investor Class Shares	2.29%	5.78%	4.44%	4.93%
Barclays Capital 7-Year
General Obligation Bond Index(2)	3.53%	7.98%	5.01%	5.19%

(1)	For the period from March 30, 2001 (commencement of operations) through June 30, 2010.
(2)
The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5%
Alabama – 2.4%
$1,000,000	Alabama State
	Public School &
	College Authority,
	5.00%, 05/01/2019	$1,147,250
1,000,000	Camden Alabama
	Industrial Development
	Board Revenue, 6.125%,
	12/01/2024 (Pre-refunded
	to 12/01/2013)	1,170,660
	Montgomery Alabama
	Special Care
	Facility Revenue:
11,385,000	5.00%, 11/15/2021
	(Pre-refunded to
	11/15/2014)	12,920,723
3,985,000	5.25%, 11/15/2029
	(Pre-refunded to
	11/15/2014)	4,564,140
		19,802,773
Alaska – 0.1%
1,000,000	Alaska State Housing
	Finance Corporation,
	5.00%, 06/01/2017
	(Insured by NPFGC)	1,074,940
Arizona – 2.0%
	Arizona Health Facilities
	Authority Hospital Revenue:
3,000,000	6.00%, 02/15/2032
	(Pre-refunded to
	02/15/2012)	3,278,400
1,415,000	6.375%, 12/01/2037
	(Pre-refunded to
	12/01/2012)	1,605,275
2,375,000	Arizona School Facilities
	Board Revenue,
	5.75%, 07/01/2018
	(Pre-refunded to
	07/01/2014)	2,788,298
1,860,000	Maricopa County Arizona
	University School District
	No. 48 Scottsdale,
	4.00%, 07/01/2026
	(Pre-refunded to
	07/01/2016)	2,069,994
1,540,000	Phoenix Arizona Civic
	Corporation of Wastewater
	Systems Revenue,
	5.00%, 07/01/2015
	(Partially Pre-refunded,
	NPFGC Insured)	1,718,039
	Pima County Arizona
	Independent Development
	Authority:
1,000,000	7.125%, 07/01/2024
	(Pre-refunded to
	07/01/2014)	1,209,940
2,870,000	7.50%, 07/01/2034
	(Pre-refunded
	07/01/2014)	3,363,296
		16,033,242
Arkansas – 0.0%
85,000	Springdale Arkansas Sales
	& Use Tax Revenue,
	4.00%, 07/01/2016
	(Pre-refunded to
	various dates)	85,000

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
California – 9.2%
$2,760,000	Bakersfield California
	Certificates Participation,
	0.00%, 04/15/2021
	(ETM) ^	$1,845,584
2,505,000	Coalinga California
	Regional Medical Center,
	5.125%, 03/01/2032
	(Pre-refunded to
	03/01/2015)	2,830,575
3,000,000	Contra Costa County
	California Certificate
	Participation, 0.00%,
	11/01/2014 (ETM) ^	2,798,040
2,860,000	Golden State Tobacco
	Securitization Corporation
	Asset Backed Bonds,
	5.50%, 06/01/2043
	(Pre-refunded to
	06/01/2013)	3,219,388
	Golden State Tobacco
	Securitization Corporation
	Revenue Bonds:
8,105,000	6.25%, 06/01/2033
	(Pre-refunded to
	various dates)	9,016,083
650,000	5.00%, 06/01/2038
	(Pre-refunded 06/01/2013)	722,417
11,565,000	5.625%, 06/01/2038
	(Pre-refunded 06/01/2013)	13,059,428
6,560,000	6.75%, 06/01/2039
	(Pre-refunded 06/01/2013)	7,617,997
2,025,000	6.625%, 06/01/2040
	(Pre-refunded 06/01/2013)	2,344,383
1,570,000	Mount Diablo California
	Hospital District Revenue,
	5.00%, 12/01/2013 (ETM)	1,679,900
2,975,000	Pittsburg California
	Redevelopment Agency
	Residential Mortgage
	Revenue, 9.60%,
	06/01/2016 (ETM)	4,169,225
1,600,000	Port Oakland
	California Revenue,
	5.00%, 11/01/2017
	(Insured by NPFGC)	1,749,392
	San Joaquin Hills California
	Transportation Corridor
	Agency Toll Road Revenue:
6,865,000	0.00%, 01/01/2020
	(ETM) ^	5,014,677
14,000,000	0.00%, 01/01/2023
	(ETM) ^	8,646,960
14,635,000	San Marcos California
	Public Facilities Authority
	Revenue, 0.00%,
	09/01/2019 (ETM) ^	10,510,272
90,000	Santa Rosa California
	Hospital Revenue, 10.30%,
	03/01/2011 (Callable
	09/13/2010) (ETM)	95,820
		75,320,141
Colorado – 7.2%
2,000,000	Adams County Colorado
	Single Family Mortgage
	Revenue, 8.875%,
	08/01/2012 (ETM)	2,343,500
1,000,000	Aspen Grove Colorado
	Business Improvement
	District, 7.625%,
	12/01/2025 (Pre-refunded
	12/01/2011)	1,089,120

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Colorado – 7.2% (cont.)
	Colorado Springs
	Colorado Utilities
	Revenue Bonds: (ETM)
$30,000	5.80%, 11/15/2010	$30,593
9,830,000	5.875%, 11/15/2017	11,109,866
1,000,000	Conservatory Metropolitan
	District Colorado,
	6.75%, 12/01/2034
	(Pre-refunded to
	12/01/2013)	1,189,560
12,745,000	Dawson Ridge
	Metropolitan District
	No. 1 Colorado, 0.00%,
	10/01/2022 (ETM) ^	7,906,743
	Denver Colorado
	Convention Center
	& Hotel Authority
	Revenue Bonds:
1,000,000	5.00%, 12/01/2021
	(Pre-refunded to
	12/01/2013)	1,110,040
1,500,000	5.00%, 12/01/2023
	(Pre-refunded to
	12/01/2013)	1,665,060
5,065,000	5.00%, 12/01/2024
	(Pre-refunded to
	12/01/2013)	5,622,353
7,975,000	Denver Colorado Health
	& Hospital Authority
	Healthcare Revenue,
	6.25%, 12/01/2033
	(Pre-refunded to
	12/01/2014)	9,594,324
	Regional Transportation
	District Colorado
	Sales Tax Revenue:
8,370,000	5.00%, 11/01/2023
	(Pre-refunded
	11/01/2013)	9,486,725
6,750,000	5.00%, 11/01/2036
	(Pre-refunded
	11/01/2016)	7,924,433
		59,072,317
Delaware – 0.1%
950,000	Delaware State Economic
	Development Authority
	Revenue, 6.75%,
	01/01/2013 (ETM)	1,032,014
Florida – 10.6%
4,140,000	Bartram Springs
	Community Development
	District Special Assessment,
	6.65%, 05/01/2034
	(Pre-refunded to
	05/01/2013)	4,655,927
1,925,000	Brevard County Florida
	School Board,
	5.00%, 07/01/2020
	(Callable 07/01/2017)
	(Insured by AMBAC)	2,016,207
5,000,000	Coral Gables Florida
	Health Facility Authority
	Hospital Revenue, 5.00%,
	08/15/2029 (Pre-refunded
	to 08/15/2014)	5,746,350
2,125,000	Dade County Florida
	Health Facility Authority
	Hospital Revenue, 5.75%,
	05/01/2021 (ETM)	2,426,325
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Florida – 10.6% (cont.)
$8,000,000	Florida State
	Board of Education,
	5.00%, 06/01/2022	$8,865,680
2,500,000	Florida State Department
	of Management Services,
	5.00%, 08/01/2018	2,798,875
	Florida State Mid-Bay
	Bridge Authority Revenue,
7,850,000	6.875%, 10/01/2022
	(ETM)	10,400,622
1,500,000	Gulf Environmental
	Services Inc. Florida
	Revenue Bonds, 5.00%,
	10/01/2018 (ETM)	1,663,335
	Highlands County Florida
	Health Facilities Revenue:
9,650,000	5.875%, 11/15/2029
	(Pre-refunded to
	11/15/2013)	10,989,999
3,000,000	5.375%, 11/15/2035
	(Pre-refunded to
	11/15/2013)	3,378,240
2,000,000	Hillsborough County
	Florida School Board
	Master Lease Program,
	5.50%, 07/01/2018
	(Insured by NPFGC)	2,241,080
2,000,000	Islands At Doral (SW)
	Community Development
	District, 6.375%,
	05/01/2035 (Pre-refunded
	to 05/01/2013)	2,228,180
300,000	Jacksonville Florida
	Health Facility Authority
	Hospital Revenue, 11.50%,
	10/01/2012 (Callable
	09/13/2010) (ETM)	372,747
1,470,000	Miami Beach
	Florida Resort
	Tax Revenue, 6.25%,
	10/01/2022 (ETM)	1,845,820
3,000,000	Miami Dade County
	Florida Entitlement
	Revenue Bonds,
	5.00%, 08/01/2015
	(Insured by NPFGC)	3,284,580
3,000,000	Miami-Dade County
	Florida School Board,
	5.00%, 05/01/2016
	(Insured by NPFGC)	3,239,850
2,020,000	Miami-Dade County
	Florida Water &
	Sewer Revenue,
	5.00%, 10/01/2013
	(Insured by NPFGC)	2,252,643
3,815,000	Oakstead Florida
	Community Development
	District Capital Improvement
	Revenue Bonds, 6.875%,
	05/01/2033 (Pre-refunded
	to 05/01/2012)	4,204,817
1,060,000	Orange County Florida
	Health Facilities Authority
	Revenue Bond, 6.25%,
	10/01/2013 (ETM)	1,226,091
1,000,000	Orlando Florida Utilities
	Commission Water &
	Electric Revenue, 6.75%,
	10/01/2017 (ETM)	1,196,000

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Florida – 10.6% (cont.)
$1,000,000	Palm Beach County
	Florida Revenue,
	5.00%, 11/01/2018
	(Callable 11/01/2017)	$1,148,210
1,000,000	Sarasota County
	Florida School Board,
	5.00%, 07/01/2015
	(Insured by NPFGC)	1,096,350
5,200,000	Seminole County Florida
	Water & Sewage
	Revenue, 6.00%,
	10/01/2019 (ETM)	6,215,664
3,185,000	Tallahassee Florida Student
	Housing Revenue,
	6.625%, 07/01/2022
	(Pre-refunded
	to 07/01/2011)	3,353,168
		86,846,760
Georgia – 2.8%
8,445,000	Atlanta Georgia Water
	& Wastewater Revenue,
	5.50%, 11/01/2017
	(Insured by AGM)	9,474,699
870,000	Fulton County Georgia
	Hospital Authority Revenue,
	7.875%, 10/01/2013
	(Callable 09/13/2010)
	(ETM)	965,082
	Georgia Municipal Electric
	Authority Power Revenue,
7,470,000	6.50%, 01/01/2017
	(Insured by AGM)	8,896,922
2,770,000	Northwestern Gwinnett
	County Georgia Facilities
	Corporation I Certificate
	Participation, 5.75%,
	06/15/2019 (Pre-refunded
	to 06/15/2015)	3,153,922
		22,490,625
Illinois – 10.3%
	Chicago Illinois:
695,000	5.00%, 01/01/2017
	(Insured by AGM)	770,762
305,000	5.00%, 01/01/2017
	(Pre-refunded to
	01/01/2016)	354,209
	Chicago Illinois
	Board of Education:
4,345,000	5.00%, 12/01/2017
	(Insured by AGM)	4,828,946
1,000,000	5.00%, 12/01/2017
	(Insured by AMBAC)	1,124,790
1,000,000	6.00%, 01/01/2020
	(Insured by NPFGC)	1,165,340
1,440,000	Chicago Illinois
	Metropolitan Water
	Reclamation District
	General Obligation, 7.00%,
	12/01/2010 (ETM)	1,478,318
1,000,000	Chicago Illinois Public
	Building Community
	Building Revenue, 7.00%,
	01/01/2020 (ETM)	1,296,500
2,605,000	Cook County Illinois
	School District No. 097,
	9.00%, 12/01/2015
	(Insured by NPFGC)	3,437,089

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Illinois – 10.3% (cont.)
$1,430,000	Cook County Illinois
	School District
	No. 100, 8.10%,
	12/01/2016 (ETM)	$1,941,468
2,000,000	Cook County Illinois
	School District No. 159,
	0.00%, 12/01/2022
	(ETM) ^	1,240,240
1,000,000	Dupage County Illinois
	Stormwater Project,
	5.60%, 01/01/2021	1,172,910
10,000,000	Illinois Development
	Financial Authority,
	0.00%, 07/15/2023
	(ETM) ^	5,924,300
2,330,000	Illinois Finance Authority
	Revenue, 5.50%,
	08/15/2043 (Pre-refunded
	to 08/15/2014)	2,724,306
1,000,000	Illinois Municipal Electric
	Agency Power Supply
	Revenue Bonds,,
	5.25%, 02/01/2016
	(Insured by NPFGC)	1,103,260
	Illinois State:
1,000,000	5.00%, 01/01/2019	1,081,820
5,000,000	4.00%, 09/01/2019
	(Callable 09/01/2018)
	(Insured by AGM)	5,030,950
3,000,000	6.00%, 11/01/2026
	(Insured by NPFGC)	3,364,320
2,000,000	Illinois State Toll
	Highway Authority
	Priority Revenue Bonds,
	5.50%, 01/01/2016
	(Insured by AGM)	2,301,380
	Illinois State Toll Highway
	Authority Revenue Bonds:
1,020,000	5.00%, 01/01/2026
	(Pre-refunded to
	07/01/2016)	1,192,451
1,905,000	5.00%, 01/01/2031
	(Pre-refunded to
	07/01/2016)	2,227,078
6,750,000	Kane Cook & Dupage
	Counties Illinois
	Community United
	School District No. 303,
	5.00%, 01/01/2014
	(Insured by AGM)	7,503,300
2,130,000	Kane Cook & Dupage
	Counties Illinois School
	District No. 46 Elgin,
	0.00%, 01/01/2013
	(Insured by AGM) ^	2,038,197
1,000,000	Kane McHenry Cook &
	Dekalb Counties Illinois
	School District No. 300,
	9.00%, 01/01/2015
	(Insured by AMBAC)	1,263,530
	Lake County Illinois
	Community Consolidated
	School District:
1,755,000	0.00%, 12/01/2012
	(Insured by NPFGC) ^	1,649,770
1,920,000	0.00%, 12/01/2013
	(Insured by NPFGC) ^	1,740,806
1,875,000	0.00%, 12/01/2014
	(Insured by NPFGC) ^	1,618,463
1,025,000	Lake County Illinois
	Community High School
	District No. 124 Grant,
	5.00%, 12/01/2017	1,179,232

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Illinois – 10.3% (cont.)
$1,000,000	Lake County Illinois
	Community High School
	District No. 128,
	5.00%, 01/01/2013	$1,098,750
	McHenry & Kane
	Counties Illinois
	Community School
	District No. 158:
1,870,000	0.00%, 01/01/2013
	(Insured by NPFGC) ^	1,694,650
1,970,000	0.00%, 01/01/2016
	(Insured by NPFGC) ^	1,516,191
	Metropolitan Pier
	& Exposition
1,805,000	Authority Illinois: 5.50%,	2,136,145
1,895,000	06/15/2016 (ETM) 5.50%,	2,250,047
	12/15/2023 (ETM)
2,000,000	Northwest Suburban
	Illinois Municipal Joint
	Action Revenue, 5.00%,
	05/01/2014 (ETM)	2,290,940
4,705,000	Regional Transportation
	Authority Illinois,
	6.00%, 07/01/2022
	(Insured by NPFGC)	5,633,814
2,745,000	Round Lake Illinois,
	6.70%, 03/01/2033
	(Pre-refunded to
	03/01/2013)	3,112,967
1,390,000	Southern Illinois
	University Revenue,
	5.25%, 04/01/2019
	(Insured by NPFGC)	1,519,103
950,000	Winnebago & Boone
	Counties Illinois School
	District No. 205,
	5.00%, 02/01/2013
	(Insured by AMBAC)	1,026,732
1,360,000	Winnebago County
	Illinois School District
	No. 122,
	0.00%, 01/01/2018
	(Insured by AGM) ^	999,994
		84,033,068
Indiana – 1.4%
	Hammond Indiana
	Multi-School Building
	Corporation
1,000,000	Revenue Bonds: 6.00%,
	01/15/2018 (ETM)	1,154,230
1,330,000	5.00%, 07/15/2018
	(Insured by NPFGC)	1,525,603
1,000,000	Indiana State Office
	Building Commissions
	Facilities Revenue Bonds,
	5.25%, 07/01/2017	1,117,470
835,000	Indiana Toll Road
	Commission, 9.00%,
	01/01/2015 (ETM)	996,122
3,460,000	Indianapolis Local Public
	Improvement Bond
	Waterworks Project,
	5.50%, 07/01/2018
	(Insured by NPFGC)	3,899,974
1,650,000	Purdue University
	Indiana Revenue,
	5.00%, 07/01/2015	1,904,117

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Indiana – 1.4% (cont.)
$1,000,000	South Bend Indiana
	Community School
	Building Corporation,
	5.00%, 07/15/2017
	(Insured by NPFGC)	$1,133,270
		11,730,786
Iowa – 1.5%
1,010,000	Des Moines Iowa
	Metropolitan Wastewater
	Reclamation Authority,
	5.00%, 06/01/2015
	(Callable 06/01/2014)
	(Insured by NPFGC)	1,120,787
3,465,000	Iowa Financial Authority
	Health Care Facility
	Revenue Bonds, 9.25%,
	07/01/2025 (Pre-refunded
	to 07/01/2011)	3,820,890
260,000	Muscatine Iowa Electric
	Revenue, 6.70%,
	01/01/2013 (Callable
	01/01/2011) (ETM)	282,412
4,650,000	Tobacco Settlement
	Authority Iowa Revenue
	Bonds, 5.30%,
	06/01/2025 (Pre-refunded
	to 06/01/2011)	4,890,963
2,000,000	Wapello County Iowa
	Hospital Revenue, 6.25%,
	10/01/2022 (Pre-refunded
	to 10/01/2012)	2,233,000
		12,348,052
Kansas – 0.3%
1,865,000	Wyandotte County
	Kansas Revenue,
	5.00%, 09/01/2019
	(Callable 03/01/2019)
	(Insured by BHAC)	2,125,988
Kentucky – 0.1%
1,035,000	Kentucky Economic
	Development Finance
	Authority Health System
	Revenue, 5.80%,
	10/01/2014 (Pre-refunded
	to 10/01/2013)	1,199,565
Louisiana – 1.6%
1,000,000	Houma-Terrebonne Public
	Trust Financing Authority
	Single Family Mortgage
	Revenue, 7.30%,
	04/01/2011 (ETM)	1,049,970
1,450,000	Jefferson Parish Louisiana
	Home Mortgage Authority,
	7.10%, 08/01/2010 (ETM)	1,456,728
	Louisiana Public Facilities
	Authority Revenue:
530,000	5.50%, 05/15/2027
	(Pre-refunded to
	05/15/2026)	611,201
8,215,000	5.50%, 05/15/2032
	(Pre-refunded to
	05/15/2026)	9,693,864
		12,811,763
Maine – 0.6%
4,340,000	Maine Health & Higher
	Education Facilities
	Authority, 5.00%,
	07/01/2035 (Pre-refunded
	to 07/15/2015)	5,035,398

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Massachusetts – 2.5%
$5,745,000	Massachusetts State,
	5.00%, 08/01/2020
	(Pre-refunded to
	08/01/2016)	$6,746,928
3,000,000	Massachusetts State
	Health & Educational
	Facilities Authority
	Revenue, 6.35%,
	07/15/2032 (Pre-refunded
	to 07/15/2012)	3,358,740
	Massachusetts State
	Obligations Tax Revenue:
1,000,000	5.25%, 01/01/2026
	(Pre-refunded to
	01/01/2014)	1,130,540
1,835,000	5.75%, 01/01/2032
	(Pre-refunded to
	01/01/2014)	2,105,663
	Massachusetts State Water
	Resources Authority: (ETM)
4,105,000	5.25%, 12/01/2015	4,651,540
2,200,000	6.50%, 07/15/2019	2,672,340
		20,665,751
Michigan – 2.1%
1,550,000	Clarkston Michigan
	Community Schools,
	5.00%, 05/01/2013
	(Insured by AGM)	1,679,487
1,000,000	Cornell Twp Michigan
	Economic Development
	Revenue, 5.875%,
	05/01/2018 (Pre-refunded
	to 05/01/2012)	1,091,470
1,000,000	Detroit Michigan City
	School District,
	5.00%, 05/01/2016
	(Callable 05/01/2015)
	(Insured by AGM)	1,071,900
2,185,000	Detroit Michigan Sewer
	Disposal Revenue, 5.00%,
	07/01/2030 (Pre-refunded
	to 07/01/2015)	2,535,103
1,550,000	Harper Creek Michigan
	Community School District,
	5.00%, 05/01/2016
	(Callable 05/01/2015)
	(Insured by AGM)	1,665,739
1,390,000	Jenison Michigan
	Public Schools,
	5.25%, 05/01/2015
	(Insured by NPFGC)	1,537,201
3,000,000	Livonia Michigan Public
	Schools School District,
	5.00%, 05/01/2022
	(Callable 05/01/2014)
	(Insured by NPFGC)	3,101,880
4,000,000	Michigan State Housing
	Development Authority,
	4.75%, 06/01/2016	4,078,160
		16,760,940
Minnesota – 0.6%
1,040,000	Centennial Independent
	School District No. 12
	Minnesota, 5.00%,
	02/01/2014 (Pre-refunded
	to 02/01/2012,
	AGM Insured)	1,102,930

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Minnesota – 0.6% (cont.)
$1,215,000	Robbinsdale Independent
	School District No. 281,
	5.00%, 07/01/2020
	(Pre-refunded to
	02/01/2012,
	AGM Insured)	$1,288,714
1,960,000	Western Minnesota
	Municipal Power Agency,
	6.375%, 01/01/2016
	(ETM)	2,259,390
		4,651,034
Mississippi – 0.4%
1,110,000	Mississippi Development
	Bank Special Obligations,
	5.25%, 10/01/2030
	(Pre-refunded to
	10/01/2015)	1,301,120
850,000	Mississippi Housing
	Financial Corporation,
	0.00%, 06/01/2015
	(ETM) ^	769,174
1,000,000	Mississippi State, 5.00%,
	11/01/2021 (Pre-refunded
	to 11/01/2012)	1,091,470
		3,161,764
Missouri – 0.3%
2,000,000	St. Louis County
	Industrial Development
	Authority, 6.625%,
	11/15/2035 (Pre-refunded
	to 11/15/2013)	2,366,220
Nebraska – 1.5%
1,640,000	Nebraska Public Power
	District Revenue,
	5.00%, 01/01/2015
	(Insured by NPFGC)	1,844,852
9,150,000	Omaha Nebraska Public
	Electric Power District
	Revenue, 6.20%,
	02/01/2017 (ETM)	10,795,536
		12,640,388
Nevada – 0.5%
2,080,000	Las Vegas Clark County
	Nevada Library District,
	5.00%, 01/01/2017	2,276,040
1,965,000	Reno Nevada Capital
	Improvement Revenue,
	5.50%, 06/01/2019
	(Pre-refunded to
	06/01/2012)	2,146,094
		4,422,134
New Jersey – 2.5%
	New Jersey Economic
	Development Authority
	Revenue Bonds:
2,250,000	6.375%, 04/01/2018
	(Pre-refunded to
	05/15/2014)	2,668,950
3,000,000	6.375%, 04/01/2031
	(Pre-refunded to
	05/15/2014)	3,558,600
	New Jersey State
	Transportation Trust
	Fund Authority:
2,595,000	5.50%, 12/15/2015
	(Insured by AMBAC)	2,968,862

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
New Jersey – 2.5% (cont.)
$1,000,000	6.00%, 12/15/2017
	(Pre-refunded to
	12/15/2011)	$1,079,660
5,000,000	5.25%, 12/15/2020	5,610,800
1,630,000	New Jersey State Turnpike
	Authority, 6.50%,
	01/01/2016 (ETM)	1,910,658
2,500,000	Tobacco Settlement
	Financing Corporation,
	6.25%, 06/01/2043
	(Pre-refunded to
	06/01/2013)	2,883,125
		20,680,655
New Mexico – 0.1%
1,000,000	New Mexico State
	Hospital Equipment Loan
	Council Hospital Revenue,
	5.25%, 07/01/2025
	(Pre-refunded to
	07/01/2015)	1,164,340
New York – 6.5%
2,000,000	Long Island Power
	Authority and Electric
	System Revenue,
	5.00%, 12/01/2017
	(Insured by NPFGC)	2,232,620
13,230,000	Metropolitan Transit
	Authority New York,
	6.00%, 04/01/2020
	(ETM)	16,549,009
4,730,000	New York City, New York
	Transitional Financial
	Authority Building Aid
	Revenue Bonds,
	5.00%, 01/15/2015
	(Insured by AGM)	5,325,696
	New York, New York:
1,000,000	5.00%, 03/01/2016
	(Callable 03/01/2015)
	(Insured by FGIC-TCRS)	1,115,190
1,125,000	5.25%, 08/15/2021	1,268,820
2,000,000	New York State
	Dormitory Authority
	and Personal
	Income Tax Revenue,
	5.00%, 12/15/2017	2,331,660
	New York State
	University Dormitory
	Authority Revenues:
1,800,000	5.50%, 05/15/2013
	(Insured by NPFGC)	1,958,040
4,730,000	5.25%, 05/15/2015	5,262,787
185,000	TSASC Inc. New York,
	4.75%, 06/01/2022
	(Callable 06/01/2016)	182,691
12,775,000	Westchester Tobacco
	Asset Securitization
	Corp. New York,
	6.95%, 07/15/2039
	(Pre-refunded
	to 07/15/2017)	16,658,727
		52,885,240

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
North Carolina – 3.0%
	North Carolina Eastern
	Municipal Power Agency
	Power Systems
	Revenue: (ETM)
$2,445,000	5.00%, 01/01/2017	$2,808,694
5,410,000	6.40%, 01/01/2021	6,680,052
4,900,000	4.50%, 01/01/2024
	(Pre-refunded to
	01/01/2022)	5,511,569
6,495,000	North Carolina Medical
	Care Community Hospital
	Revenue, 5.25%,
	11/01/2029 (Pre-refunded
	to 11/01/2014)	7,358,380
1,730,000	North Carolina Municipal
	Power Agency No. 1
	Catawba Electric Revenue,
	5.50%, 01/01/2013
	(ETM)	1,846,291
		24,204,986
Ohio – 0.4%
1,000,000	Akron Ohio Community
	Learning Center Income
	Tax Revenue,
	5.25%, 12/01/2016
	(Callable 12/01/2013)
	(Insured by NPFGC)	1,068,900
2,000,000	Cincinnati Ohio City
	School District,
	5.00%, 12/01/2016
	(Insured by AGM)	2,300,480
105,000	Miamisburg Ohio Water
	Revenue, 7.00%,
	11/15/2016 (Callable
	09/13/2010) (ETM)	119,867
		3,489,247
Oklahoma – 0.4%
1,000,000	Cherokee County
	Oklahoma Economic
	Development Authority,
	0.00%, 11/01/2011
	(ETM) ^	988,220
2,360,000	Tulsa County Oklahoma
	Home Financing Authority
	Single Family Mortgage
	Revenue, 6.90%,
	08/01/2011 (Callable
	02/01/2011) (ETM)	2,522,462
		3,510,682
Pennsylvania – 4.8%
1,275,000	Central Dauphin
	Pennsylvania School
	District, 6.75%,
	02/01/2024 (Pre-refunded
	to 02/01/2016)	1,601,081
1,250,000	Erie Pennsylvania Sewer
	Authority Revenue, 5.125%,
	06/01/2020 (ETM)	1,450,175
6,720,000	Pennsylvania Convention
	Center Authority Revenue
	Bonds, 6.00%,
	09/01/2019 (ETM)	8,144,035

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Pennsylvania – 4.8% (cont.)
	Pennsylvania Housing
	Finance Agency:
$2,130,000	3.70%, 04/01/2018	$2,139,883
1,760,000	3.75%, 10/01/2018	1,768,606
1,025,000	3.90%, 04/01/2019	1,031,755
1,675,000	3.90%, 10/01/2019
	(Callable 04/01/2019)	1,686,038
3,390,000	Pennsylvania State Higher
	Education Facilities
	Authority Revenue, 5.00%,
	01/01/2029 (Pre-refunded
	to 01/01/2013)	3,743,306
3,000,000	Pennsylvania State Public
	School Building Authority
	Lease Revenue, 5.00%,
	11/15/2034 (Pre-refunded
	to 11/15/2014)	3,438,600
1,790,000	Philadelphia Pennsylvania
	Authority For Industrial
	Development Revenue,
	5.25%, 01/01/2027
	(Pre-refunded to
	01/01/2017)	2,108,853
3,135,000	Philadelphia Pennsylvania
	Gas Works, 7.00%,
	05/15/2020 (ETM)	3,742,344
	Pittsburgh Pennsylvania
	Water & Sewer Authority
	Revenue Bonds:
885,000	7.25%, 09/01/2014
	(ETM)	1,005,218
4,500,000	5.00%, 09/01/2029
	(Pre-refunded to
	09/01/2015)	5,195,925
1,500,000	St. Mary Hospital
	Authority Pennsylvania
	Health Revenue, 5.375%,
	11/15/2034 (Pre-refunded
	to 11/15/2014)	1,742,925
		38,798,744
Puerto Rico – 0.4%
1,625,000	Puerto Rico Public
	Building Authority,
	5.50%, 07/01/2022
	(Pre-refunded
	to 07/01/2014)	1,874,909
1,080,000	Puerto Rico Public
	Finance Corporation,
	6.00%, 08/01/2026
	(ETM)	1,347,397
		3,222,306
South Carolina – 2.3%
4,500,000	Lexington County South
	Carolina Health Services
	District Hospital Revenue,
	5.50%, 11/01/2032
	(Pre-refunded to
	11/01/2013)	5,149,935
5,875,000	Piedmont Municipal
	Power Agency South
	Carolina Electric Revenue,
	6.75%, 01/01/2020
	(ETM)	7,699,129
	South Carolina Jobs
	Economic Development
	Authority Hospital
	Facilities Revenue:
2,575,000	7.00%, 08/01/2030
	(Pre-refunded to
	08/01/2013)	3,024,595

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
South Carolina – 2.3%
$2,255,000	6.375%, 08/01/2034
	(Pre-refunded to
	08/01/2013)	$2,606,352
		18,480,011
South Dakota – 0.2%
1,195,000	Heartland Consumers
	Power District, 7.00%,
	01/01/2016 (ETM)	1,395,437
Tennessee – 1.0%
	Metropolitan Government
	Nashville & Davidson
	County Tennessee
	H&E: (ETM)
120,000	6.10%, 07/01/2010	120,000
1,000,000	0.00%, 06/01/2021 ^	672,670
1,545,000	Metropolitan Government
	Nashville & Davidson
	County Tennessee Water
	& Sewer Revenue, 6.50%,
	12/01/2014 (ETM)	1,889,906
5,000,000	Shelby County Tennessee
	Health Educational &
	Housing Facilities Revenue,
	5.50%, 08/15/2019
	(ETM)	5,699,900
		8,382,476
Texas – 11.9%
1,125,000	Barbers Hill Texas
	Independent School
	District General Obligation,
	5.00%, 02/15/2017
	(Callable 02/15/2015)
	(PSF Guaranteed)	1,253,936
6,060,000	Capital Area Housing
	Finance Corporation
	Texas, 0.00%,
	01/01/2016 (ETM) ^	5,319,468
1,500,000	Central Texas Housing
	Finance Corporation,
	0.00%, 09/01/2016
	(ETM) ^	1,288,155
1,000,000	Copperas Cove Texas
	Independent School
	District,
	5.00%, 08/15/2016
	(Callable 08/15/2015)
	(PSF Guaranteed)	1,139,760
1,500,000	Cypress-Fairbanks Texas
	Independent School District,
	5.00%, 02/15/2017
	(Callable 02/15/2016)
	(PSF Guaranteed)	1,696,740
1,355,000	El Paso Texas Waterworks
	& Sewer Revenue,
	5.00%, 08/15/2018	1,552,925
1,625,000	Frisco Texas Independent
	School District,
	6.00%, 08/15/2018
	(Callable 08/15/2016)
	(PSF Guaranteed)	1,936,155
1,000,000	Georgetown Texas
	Independent School District,
	5.00%, 02/15/2016
	(Callable 02/15/2015)
	(PSF Guaranteed)	1,125,790
2,000,000	Harris County Texas,
	5.25%, 10/01/2017
	(Pre-refunded to
	10/01/2013)	2,280,980
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Texas – 11.9% (cont.)
	Harris County Texas
	Health Facilities
	Development Corporation
	Hospital Revenue: (ETM)
$8,000,000	5.50%, 10/01/2013	$8,666,240
3,720,000	5.50%, 10/01/2019	4,363,002
10,860,000	Houston Texas Health
	Facilities Corporate
	Facilities Revenue, 7.125%,
	02/15/2034 (Pre-refunded
	to 02/15/2014)	13,100,526
1,595,000	Houston Texas Sewer
	System Revenue, 9.375%,
	10/01/2013 (Callable
	10/01/2010) (ETM)	1,825,334
3,000,000	Houston Texas Utility
	System Revenue,
	5.25%, 05/15/2015
	(Insured by NPFGC)	3,360,240
1,315,000	La Porte Texas
	Independent School District,
	5.00%, 02/15/2018
	(Callable 02/15/2015)
	(Insured by NPFGC)	1,451,799
1,735,000	Lufkin Texas Independent
	School District,
	5.00%, 08/15/2015
	(Callable 08/15/2014)
	(PSF Guaranteed)	1,955,345
1,050,000	Magnolia Texas
	Independent School District,
	5.00%, 08/15/2016
	(PSF Guaranteed)	1,217,811
1,265,000	Mission Consolidation
	Independent School District,
	5.00%, 02/15/2019
	(Callable 02/15/2015)
	(PSF Guaranteed)	1,380,495
1,125,000	North Central Texas
	Health Facilities Revenue,
	5.75%, 02/15/2015 (ETM)	1,302,289
1,210,000	Pearland Texas Waterworks
	& Sewage, 5.25%,
	03/01/2023 (Pre-refunded
	to 03/01/2014)	1,386,938
2,035,000	Retama Texas Development
	Corporation Special
	Facilities Revenue, 8.75%,
	12/15/2018 (ETM)	2,896,232
1,295,000	Rockwall Texas Independent
	School District,
	5.00%, 02/15/2015
	(PSF Guaranteed)	1,489,211
400,000	Sam Rayburn Texas
	Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	403,476
11,565,000	San Antonio Texas Electric
	& Gas Revenue, 5.65%,
	02/01/2019 (ETM)	13,798,202
2,100,000	San Antonio Texas Hotel
	Occupancy Tax Revenue
	Bonds, 0.00%,
	08/15/2015 (ETM) ^	1,893,171
2,000,000	San Antonio Texas
	Independent School District,
	5.00%, 08/15/2017
	(Callable 08/15/2015)
	(PSF Guaranteed)	2,253,680

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Texas – 11.9% (cont.)
$1,000,000	Spring Texas Independent
	School District,
	5.00%, 08/15/2019
	(Callable 08/15/2018)
	(PSF Guaranteed)	$1,157,780
7,775,000	Tarrant County Texas
	Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	9,584,320
1,800,000	Tarrant County Texas
	Housing Finance
	Corporation Revenue
	Bonds, 0.00%,
	09/15/2016 (ETM) ^	1,539,576
180,000	Texas Public Building
	Authority Revenue, 7.125%,
	08/01/2011 (ETM)	185,877
1,900,000	Trinity River Authority
	Texas Revenue, 5.50%,
	02/01/2021 (Pre-refunded
	to 02/01/2013)	2,128,722
1,000,000	University of
	Houston Texas,
	5.25%, 02/15/2012
	(AGM Insured)	1,070,960
1,225,000	University of Texas
	Revenue Bonds,
	5.00%, 08/15/2018
	(Pre-refunded to
	08/15/2016)	1,413,209
		97,418,344
Utah – 0.1%
500,000	Salt Lake City Utah
	Hospital Revenue, 8.125%,
	05/15/2015 (Callable
	09/13/2010) (ETM)	588,725
Virginia – 0.7%
1,095,000	Bristol Virginia Utility
	Systems General
	Obligations, 5.50%,
	11/01/2018 (ETM)	1,295,111
3,695,000	Tobacco Settlement
	Financing Corporation
	Revenue, 5.625%,
	06/01/2037 (Pre-refunded
	to 06/01/2015)	4,347,722
		5,642,833
Washington – 0.2%
1,000,000	Snohomish County
	Washington Public Utilities
	Revenue, 6.80%,
	01/01/2020 (Callable
	09/13/2010) (ETM)	1,240,520
West Virginia – 0.8%
7,365,000	Berkeley Brooke Fayette
	Counties West Virginia
	Single Family Mortgage
	Revenue, 0.00%,
	12/01/2014 (ETM) ^	6,830,080
Wisconsin – 3.1%
	Badger Tobacco Asset
	Securitization Corporation
	Wisconsin:
960,000	5.75%, 06/01/2012 (ETM)	1,051,085
5,115,000	6.125%, 06/01/2027
	(Callable 06/01/2012)
	(Pre-refunded to
	various dates)	5,525,990
11,130,000	6.375%, 06/01/2032
	(Pre-refunded to
	06/01/2012)	12,317,237

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 96.5% (cont.)
Wisconsin – 3.1% (cont.)
$3,000,000	Ladysmith-Hawkins
	Wisconsin School District
	General Obligation,
	5.20%, 04/01/2018
	(Callable 04/01/2016)
	(Insured by NPFGC)	$3,050,310
3,320,000	Wisconsin State Health
	& Educational
	Facilities Revenue,
	5.00%, 12/01/2019
	(Callable 12/01/2014)
	(Insured by NPFGC)	3,413,524
		25,358,146
	Total Municipal Bonds
	(Cost $761,468,374)	789,003,435

Shares
SHORT-TERM INVESTMENTS – 2.2%
Money Market Mutual Funds – 2.2%
361,061	Evergreen Institutional
	Municipal Money
	Market Fund, 0.25% «	361,061
5,145,901	Fidelity Institutional
	Tax-Exempt Portfolio,
	0.11% «	5,145,901
13,000,000	Goldman Sachs Financial
	Square Funds, 0.14% «	13,000,000
	Total Short-Term
	Investments
	(Cost $18,506,962)	18,506,962
	Total Investments
	(Cost $779,975,336) –
	98.7%	807,510,397
	Other Assets in Excess
	of Liabilities – 1.3%	10,521,060
	TOTAL NET
	ASSETS – 100.0%	$818,031,457

ETM – Escrowed to Maturity
^Non-Income Producing
«7-Day Yield
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$—	$789,003,435	$—	$789,003,435
Total Fixed Income	—	789,003,435	—	789,003,435
Short-Term Investments
Money Market Mutual Funds	18,506,962	—	—	18,506,962
Total Short-Term Investments	18,506,962	—	—	18,506,962
Total Investments	$18,506,962	$789,003,435	$—	$807,510,397

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Baird Aggregate Bond Fund

June 30, 2010

The Baird Aggregate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

Portfolio Characteristics
Quality Distribution*	Sector Weightings*

Net Assets:	$1,522,990,059	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	4.18%	Investor Class:	0.55%***
Investor Class:	3.94%	Portfolio Turnover Rate:	20.0%#
Average Effective Duration:	4.30 years	Total Number of Holdings:	469
Average Effective Maturity:	6.51 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2010.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Aggregate Bond Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2010	Six Months	One Year	Five Years	Since Inception(1)
Institutional Class Shares	6.11%	13.27%	4.93%	6.42%
Investor Class Shares	5.93%	12.98%	4.64%	6.17%
Barclays Capital
U.S. Aggregate Bond Index(2)	5.33%	9.50%	5.54%	6.31%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2010.
(2)
The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2%
Asset Backed Securities – 5.9%
	Bayview Financial
	Acquisition Trust:
$1,981,470	Series 2006-A,
	Class 1A2,
	5.483%, 02/28/2041	$1,939,425
5,000,000	Series 2007-B,
	Class 1A2,
	6.831%, 08/28/2047	1,559,390
7,850,606	Bear Stearns Asset
	Backed Securities Trust,
	Series 2004-AC2, Class
	2A, 5.00%, 05/25/2034	7,911,950
8,500,000	Citibank Credit Card
	Issuance Trust,
	Series 2009-A1, Class A1,
	2.10%, 03/17/2014	8,713,227
471	Contimortgage Home
	Equity Trust,
	Series 1997-2, Class A9,
	7.09%, 04/15/2028	458
	Countrywide
	Asset-Backed Certificates:
2,343,564	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	1,919,027
1,390,190	Series 2005-17,
	Class 1AF2, 5.363%,
	03/25/2030	1,111,990
7,631,764	Series 2004-15,
	Class AF6, 4.613%,
	04/25/2035	7,217,482
10,753,729	Series 2005-1,
	Class AF6, 5.03%,
	07/25/2035	10,390,920
13,779,459	Series 2005-11,
	Class AF3, 4.778%,
	02/25/2036	11,390,072
4,691,731	Series 2005-10,
	Class AF6, 4.915%,
	02/25/2036	2,797,557
5,621,608	Series 2005-13,
	Class AF3, 5.43%,
	04/25/2036	3,932,180
1,931,814	Series 2005-17,
	Class 1AF5, 5.564%,
	05/25/2036	1,240,514
2,098,706	Series 2007-S1,
	Class A6, 5.693%,
	11/25/2036	1,226,079
6,272,157	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	5,878,291
1,500,000	Series 2006-10,
	Class 1AF3, 5.971%,
	09/25/2046	916,829
624,071	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB8,
	Class AF2, 5.303%,
	12/25/2035	601,807
2,200,000	Discover Card
	Master Trust I,
	Series 2003-4, Class A2,
	1.32%, 05/15/2013	2,199,601
144,912	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	135,587
2,971,078	FedEx Corporation
	Pass-Thru Certificates,
	Series 1998-1, 6.845%,
	01/15/2019	3,283,041

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Asset Backed Securities – 5.9% (cont.)
	GE Capital Mortgage
	Services, Inc.:
$1,481	Series 1997-HE4,
	Class A7, 6.735%,
	12/25/2028	$1,448
23,147	Series 1999-HE1,
	Class A7, 6.265%,
	04/25/2029	23,265
	Green Tree Financial
	Corporation:
771,156	Series 1993-3, Class A7,
	6.40%, 10/15/2018	778,429
577,203	Series 1993-4, Class A5,
	7.05%, 01/15/2019	589,417
1,675,000	Series 1998-2, Class A5,
	6.24%, 12/01/2028	1,679,515
94,110	Series 1997-6, Class A8,
	7.07%, 01/15/2029	99,164
1,392,000	Series 1998-3, Class A5,
	6.22%, 03/01/2030	1,407,274
844,456	Series 1998-4, Class A5,
	6.18%, 04/01/2030	856,615
553,851	GSAA Home
	Equity Trust, Series
	2005-1, Class AF2,
	4.316%, 11/25/2034	531,675
61,010	IMC Home Equity Loan
	Trust, Series 1997-5,
	Class A10, 5.749%,
	11/20/2028	58,908
81,948	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	77,784
938,088	RAAC Series,
	Series 2004-SP1,
	Class AI4, 5.285%,
	08/25/2027	832,143
3,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-1, Class AF3,
	5.612%, 04/25/2037	1,465,533
	Residential Asset
	Mortgage Products, Inc.:
1,128,440	Series 2003-RS7, Class
	AI6, 5.34%, 08/25/2033	1,114,867
820,817	Series 2005-RS1, Class
	AI6, 4.713%, 01/25/2035	739,609
	Residential Asset
	Securities Corporation:
2,154,417	Series 2003-KS2, Class
	AI6, 3.99%, 04/25/2033	2,069,304
227,380	Series 2003-KS5, Class
	AI6, 3.62%, 07/25/2033	188,073
233,946	Series 2004-KS2, Class
	AI6, 4.30%, 03/25/2034	226,096
2,600,000	Stingray Pass-Thru
	Certificates, Series 2005,
	5.902%, 01/12/2015
	(Acquired 05/10/2007
	through 09/19/2007;
	Aggregate
	Cost $2,389,483) † **	1,300,000
1,314,664	Structured Asset
	Securities Corporation,
	Series 2005-7XS, Class
	1A4B, 5.44%,
	04/25/2035	1,166,780
		89,571,326

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Commercial Mortgage Backed Securities – 6.1%
$14,975,000	Citigroup Deutsche
	Bank, Series 2005-CD1,
	Class A4, 5.396%,
	07/15/2044	$16,043,465
11,650,000	Commercial Mortgage
	Pass-Through Certificates,
	Series 2005-C6,
	Class A5A, 5.116%,
	06/10/2044	12,240,248
2,879,533	First Union National
	Bank Commercial
	Mortgage Securities Inc.,
	Series 2001-C4, Class
	A2, 6.223%, 12/12/2033	3,004,008
	GE Capital Commercial
	Mortgage Corporation:
4,846,269	Series 2000-1, Class A2,
	6.496%, 01/15/2033	4,906,247
2,865,000	Series 2002-3A, Class
	AZ, 4.996%, 12/10/2037	3,019,216
6,200,000	Series 2004-C3, Class
	A4, 5.189%, 07/10/2039	6,561,698
10,100,000	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2003-C1, Class
	A2, 4.079%, 05/10/2036	10,505,091
800,000	Government National
	Mortgage Association
	(GNMA),
	Series 2004-78, Class C,
	4.658%, 04/16/2029	853,602
13,455,000	J.P. Morgan Chase
	Commercial Mortgage
	Trust, Series 2005-CB12,
	Class A4, 4.895%,
	09/12/2037	14,098,055
1,500,612	Morgan Stanley Dean
	Witter Capital I,
	Series 2001-TOP1,
	Class A4, 6.66%,
	02/15/2033	1,521,736
3,207,659	Salomon Brothers
	Mortgage Securities VII,
	Series 2001-C2, Class
	A3, 6.50%, 11/13/2036	3,343,848
	Wachovia Bank
	Commercial
	Mortgage Trust:
2,050,000	Series 2003-C3, Class A2,
	4.867%, 02/15/2035	2,161,756
14,110,000	Series 2005-C22,
	Class A4, 5.425%,
	12/15/2044	15,055,617
		93,314,587
Financial – 17.8%
3,500,000	Aegon NV,
	4.75%, 06/01/2013 f	3,671,934
2,450,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	2,773,902
	American General
	Finance Corporation:
1,000,000	5.85%, 06/01/2013	880,000
500,000	6.90%, 12/15/2017	398,125
1,000,000	American International
	Group Inc.,
	8.175%, 05/15/2058
	(Callable 05/15/2038)	790,000
2,000,000	Ameriprise Financial, Inc.,
	7.30%, 06/28/2019	2,362,836

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Financial – 17.8% (cont.)
$250,000	AmSouth
	Bancorporation
	Subordinated
	Debentures,
	6.75%, 11/01/2025	$206,125
1,708,000	Arden Realty LP,
	5.25%, 03/01/2015
	(Callable 12/01/2014)	1,812,113
300,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	253,502
1,265,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	1,517,090
2,435,000	Bank of Tokyo-
	Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	2,548,926
2,175,000	Banponce Trust I, Series
	A, 8.327%, 02/01/2027
	(Callable 09/13/2010)	1,582,445
2,500,000	Barclays Bank PLC,
	6.75%, 05/22/2019 f	2,781,088
2,400,000	Bear Stearns Cos.,
	Inc., Series B,
	6.95%, 08/10/2012	2,632,483
1,500,000	BOI Capital Funding II,
	5.571%, 02/01/2049
	(Callable 02/01/2016)
	(Acquired 09/03/2008;
	Cost $1,042,510) * f	1,035,000
2,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 f	1,380,000
5,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019
	(Acquired 11/20/2009;
	Cost $4,987,600) * f @	5,134,145
	CIT Group Funding:
126,993	10.25%, 05/01/2013
	(Callable 09/28/2010)	130,168
190,489	10.25%, 05/01/2014
	(Callable 09/13/2010)	195,251
190,489	10.25%, 05/01/2015
	(Callable 09/28/2010)	195,251
317,482	10.25%, 05/01/2016
	(Callable 09/28/2010) @	325,419
444,475	10.25%, 05/01/2017
	(Callable 09/28/2010) @	455,587
	CIT Group, Inc.:
35,478	7.00%, 05/01/2013
	(Callable 09/28/2010) @	33,970
53,217	7.00%, 05/01/2014
	(Callable 09/28/2010) @	50,157
53,217	7.00%, 05/01/2015
	(Callable 09/28/2010) @	49,093
88,694	7.00%, 05/01/2016
	(Callable 09/28/2010) @	80,933
124,172	7.00%, 05/01/2017
	(Callable 09/28/2010) @	111,755
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057
	(Callable 12/21/2037)	1,947,876
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,039,503
3,125,000	6.01%, 01/15/2015	3,277,759
3,000,000	CNA Financial Corp.,
	6.00%, 08/15/2011	3,087,495
4,930,000	Countrywide
	Financial Corporation
	Subordinated Notes,
	6.25%, 05/15/2016	5,139,490

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Financial – 17.8% (cont.)
$1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049
	(Callable 05/31/2017)
	(Acquired 05/23/2007;
	Cost $1,000,000) * f	$735,000
6,734,000	Daimler Finance
	North America LLC,
	7.30%, 01/15/2012	7,258,653
330,000	Deutsche Bank
	Trust Corporation
	Subordinated Notes,
	7.25%, 10/15/2011	345,281
6,000,000	DIRECTV
	Holdings/Financing,
	7.625%, 05/15/2016
	(Callable 05/15/2012)	6,517,500
3,135,000	First Empire
	Capital Trust I,
	8.234%, 02/01/2027
	(Callable 09/13/2010)	2,908,625
1,575,000	First Empire
	Capital Trust II,
	8.277%, 06/01/2027
	(Callable 09/13/2010)	1,460,924
3,749,000	First Hawaiian Capital
	Trust I, Series B,
	8.343%, 07/01/2027
	(Callable 09/13/2010)	3,767,745
666,297	First National
	Bank of Chicago
	Pass-Thru Certificates,
	Series 1993-A,
	8.08%, 01/05/2018	745,246
4,475,000	First National
	Bank of Omaha
	Subordinated Notes,
	7.32%, 12/01/2010	4,503,103
5,700,000	First Tennessee Bank,
	0.59%, 02/14/2011	5,682,107
1,748,000	First Union
	Capital I, Series A,
	7.935%, 01/15/2027
	(Callable 09/13/2010)	1,772,247
5,107,000	First Union Institutional
	Capital I, Series A,
	8.04%, 12/01/2026
	(Callable 09/13/2010)	5,231,121
1,460,000	First Union
	Institutional Capital II,
	7.85%, 01/01/2027
	(Callable 09/13/2010)	1,460,772
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026
	(Callable 09/13/2010)	2,415,000
2,300,000	FMR LLC Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003
	through 12/21/2007;
	Aggregate
	Cost $2,252,520) *	2,417,530
	General Electric
	Capital Corporation:
2,030,000	5.50%, 11/15/2011
	(Callable 11/15/2010)	2,053,252
1,389,000	1.146%, 08/02/2012	1,358,716
1,400,000	5.90%, 05/13/2014	1,545,342
2,475,000	4.375%, 09/21/2015	2,602,393

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Financial – 17.8% (cont.)
$7,060,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004
	through 02/17/2010;
	Aggregate
	Cost $7,084,760) *	$7,061,305
	GMAC Inc.:
336,000	7.50%, 12/31/2013
	(Acquired 06/21/2005
	through 10/17/2007;
	Aggregate
	Cost $889,534) *	335,160
403,000	8.00%, 12/31/2018
	(Acquired 06/21/2005
	through 10/17/2007;
	Aggregate
	Cost $1,310,010) *	370,760
	GMAC LLC:
100,000	7.25%, 03/02/2011	101,066
150,000	6.75%, 12/01/2014	145,018
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	1,058,786
	Goldman Sachs Group Inc.:
1,000,000	6.25%, 09/01/2017	1,058,427
3,700,000	6.15%, 04/01/2018	3,875,813
500,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013
	(Acquired 01/05/2009;
	Cost $500,000) *	562,064
2,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Acquired 05/16/2006
	through 11/08/2007;
	Aggregate
	Cost $2,783,656) *	2,464,000
2,200,000	Hartford Financial
	Services Group Inc.,
	8.125%, 06/15/2038
	(Callable 06/15/2018)	1,996,500
1,000,000	Holcim US Finance,
	6.00%, 12/30/2019
	(Acquired 09/24/2009;
	Cost $986,740) * f	1,066,765
950,000	HSBC Bank PLC
	Subordinated Notes,
	6.95%, 03/15/2011 f	982,116
2,100,000	HSBC Holdings PLC
	Subordinated Notes,
	6.50%, 09/15/2037 f	2,173,601
400,000	HSBC USA
	Capital Trust I,
	7.808%, 12/15/2026
	(Callable 09/13/2010)
	(Acquired 03/08/2007;
	Cost $410,084) *	376,000
500,000	HSBC USA
	Capital Trust II,
	8.38%, 05/15/2027
	(Callable 09/13/2010)
	(Acquired 11/06/2007;
	Cost $515,464) *	499,913
	Invesco Ltd.: f
3,500,000	5.625%, 04/17/2012	3,684,958
1,015,000	5.375%, 02/27/2013	1,058,706
1,246,000	5.375%, 12/15/2014	1,286,136
7,025,000	Irish Life & Permanent,
	3.60%, 01/14/2013
	(Acquired 01/07/2010;
	Cost $7,021,207) * f	6,960,151
	J.P. Morgan Chase
	Capital XV,
900,000	5.875%, 03/15/2035	819,506

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Financial – 17.8% (cont.)
	J.P. Morgan
	Chase & Co.,
$2,700,000	3.70%, 01/20/2015	$2,761,682
	Jefferies Group Inc.:
4,000,000	6.875%, 04/15/2021	4,010,376
1,255,000	6.25%, 01/15/2036	1,123,287
1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011
	(Acquired 06/06/2008
	through 07/22/2008;
	Aggregate
	Cost $969,047) * f	300,000
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	3,752,818
5,000,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 08/24/2009
	through 03/10/2010;
	Aggregate
	Cost $5,448,699) * f	5,613,869
2,500,000	Liberty Mutual Group,
	10.75%, 06/15/2058
	(Callable 06/15/2038)
	(Acquired 05/21/2008;
	Cost $2,445,125) *	2,700,000
565,000	Liberty Mutual
	Insurance Company,
	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $361,716) *	488,002
	Lincoln National
	Corporation:
3,947,000	6.20%, 12/15/2011	4,161,894
1,125,000	6.05%, 04/20/2067
	(Callable 04/20/2017)	843,750
1,600,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020
	(Acquired 02/10/2010;
	Cost $1,553,752) * f	1,510,232
	Marsh & McLennan
	Companies, Inc.:
5,000,000	6.25%, 03/15/2012	5,284,664
1,290,000	5.375%, 07/15/2014	1,363,677
500,000	9.25%, 04/15/2019	631,057
1,000,000	Massachusetts Mutual
	Life Insurance Company,
	8.875%, 06/01/2039
	(Acquired 05/27/2009;
	Cost $987,100) *	1,330,590
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $800,000) * @	360,000
	Merrill Lynch
	& Company:
1,000,000	6.40%, 08/28/2017	1,042,733
1,750,000	6.875%, 04/25/2018	1,866,867
1,275,000	7.75%, 05/14/2038	1,363,672
422,000	Metlife Inc.,
	6.50%, 12/15/2032	446,531
	Morgan Stanley:
1,000,000	6.75%, 04/15/2011	1,034,613
2,000,000	5.625%, 01/09/2012	2,081,098
1,075,000	4.75%, 04/01/2014	1,076,845
3,644,000	Morgan Stanley Dean
	Witter & Co.,
	6.75%, 10/15/2013	3,992,217
1,000,000	NASDAQ OMX Group
	Inc., 4.00%, 01/15/2015	1,016,766

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Financial – 17.8% (cont.)
$1,310,000	National City
	Bank of Cleveland
	Subordinated Notes,
	4.625%, 05/01/2013	$1,390,327
2,850,000	National City
	Bank of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	2,903,748
1,500,000	Nationwide
	Financial Services,
	6.25%, 11/15/2011	1,574,030
2,950,000	Nationwide Life
	Global Funding,
	5.35%, 03/15/2011
	(Acquired 06/16/2010;
	Aggregate
	Cost $3,025,074) *	2,997,929
4,921,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	5,051,175
4,334,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 09/13/2010)	4,225,650
2,500,000	North Fork
	Capital Trust II,
	8.00%, 12/15/2027
	(Callable 09/13/2010)	2,431,250
2,750,000	Protective Life Corp.,
	7.375%, 10/15/2019	2,985,813
	Prudential Financial
	Inc., Series D:
2,500,000	5.10%, 12/14/2011	2,610,033
1,800,000	3.625%, 09/17/2012	1,853,950
1,000,000	Regions Financial Corp.,
	7.75%, 11/10/2014	1,054,937
4,750,000	Regions Financing
	Trust II,
	6.625%, 05/15/2047
	(Callable 05/15/2027)	3,620,821
1,000,000	Republic New York
	Capital I,
	7.75%, 11/15/2026
	(Callable 09/13/2010)	975,000
700,000	Republic New York
	Corporation Debentures,
	9.125%, 05/15/2021	866,502
3,430,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	3,506,077
1,500,000	Santander Issuances,
	6.50%, 08/11/2019
	(Callable 08/11/2014)
	(Acquired 10/18/2007;
	Cost $1,749,184) * f	1,485,404
8,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017)	8,680,984
4,761,000	Simon Property
	Group LP,
	7.75%, 01/20/2011	4,861,048
	SLM Corporation:
3,000,000	5.45%, 04/25/2011	3,036,903
500,000	5.625%, 08/01/2033	366,976
	Sovereign Bancorp, Inc.:
800,000	4.80%, 09/01/2010	804,678
745,000	4.90%, 09/23/2010	749,766
1,500,000	8.75%, 05/30/2018	1,719,480
1,000,000	Symetra Financial
	Corporation Senior Notes,
	6.125%, 04/01/2016
	(Acquired 03/23/2006;
	Cost $995,570) *	1,006,166
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Financial – 17.8% (cont.)
$3,000,000	TD Ameritrade
	Holding Corporation,
	5.60%, 12/01/2019	$3,160,452
785,000	TECO Finance Inc.,
	7.00%, 05/01/2012	849,299
2,400,000	Toll Road Inv.
	Partnership II,
	0.00%, 02/15/2011
	(Acquired 06/19/2008;
	Cost $2,291,604) * ^	2,312,448
1,000,000	Travelers Companies Inc.,
	6.75%, 06/20/2036	1,168,608
560,000	UFJ Finance
	Aruba A.E.C.,
	6.75%, 07/15/2013 f	627,183
1,215,000	UnitedHealth Group, Inc.,
	4.875%, 02/15/2013	1,305,561
2,000,000	Verizon Wireless
	Cap LLC,
	8.50%, 11/15/2018 @	2,600,278
4,000,000	Xstrata Finance Canada,
	5.50%, 11/16/2011
	(Acquired 06/17/2010;
	Cost $4,158,343) * f	4,158,320
	Willis North
	America Inc.:
2,073,000	5.125%, 07/15/2010	2,075,094
750,000	5.625%, 07/15/2015	793,343
		270,563,202
Industrial – 13.1%
4,200,000	Acuity Brands
	Lighting Inc.,
	6.00%, 12/15/2019
	(Acquired 12/01/2009;
	Cost $4,191,474) *	4,362,284
6,000,000	Allied Waste North
	America, Series B,
	7.125%, 05/15/2016
	(Callable 05/15/2011)	6,435,000
	Ameritech Capital
	Funding Debentures:
1,993,410	9.10%, 06/01/2016	2,399,133
1,500,000	6.45%, 01/15/2018	1,685,867
2,000,000	Anglo American
	Capital PLC,
	9.375%, 04/08/2019
	(Acquired 04/02/2009;
	Cost $2,000,000) * f	2,572,386
	British
	Telecommunications
	PLC Notes: f
6,482,000	9.125%, 12/15/2010	6,703,839
600,000	9.125%, 12/15/2030	732,252
600,000	Bunge Limited Finance
	Corporation,
	5.35%, 04/15/2014	633,746
3,700,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	3,948,281
1,000,000	Canadian
	National Resources,
	6.25%, 03/15/2038 f	1,093,215
3,000,000	CBS Corporation,
	6.625%, 05/15/2011	3,126,792
800,000	Clear Channel
	Communications,
	5.50%, 12/15/2016	384,000
400,000	Comcast Cable Holdings,
	8.375%, 03/15/2013 @	463,187
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,137,526

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Industrial – 13.1% (cont.)
$2,640,000	Comcast
	Holdings Corporation,
	10.625%, 07/15/2012	$3,072,329
1,280,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	1,469,833
5,875,000	Computer
	Sciences Corporation,
	5.50%, 03/15/2013	6,315,613
	ConAgra Foods, Inc.:
837,000	5.819%, 06/15/2017	944,253
120,000	9.75%, 03/01/2021	163,620
	Continental Airlines, Inc.
	Pass-Thru Certificates:
82,424	Series 2000-2, Class C,
	8.312%, 10/02/2012	82,012
358,921	Series 1997-4, Class A,
	6.90%, 01/02/2018	358,921
	COX Communications
	Inc.:
1,000,000	7.75%, 11/01/2010	1,020,312
1,975,000	7.125%, 10/01/2012	2,194,448
2,000,000	5.45%, 12/15/2014	2,207,560
1,000,000	COX Enterprises, Inc.,
	7.875%, 09/15/2010
	(Acquired 08/12/2009;
	Cost $1,009,684) *	1,012,366
2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	2,224,964
300,000	Deutsche Telekom
	International Finance BV,
	8.75%, 06/15/2030 f	387,509
	Donnelley (R.R.)
	& Sons Co.:
2,500,000	8.60%, 08/15/2016	2,738,800
1,500,000	6.125%, 01/15/2017	1,506,450
1,000,000	7.625%, 06/15/2020	991,412
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	965,000
6,125,000	Enterprise Products
	Operating LLC,
	7.625%, 02/15/2012	6,636,247
740,000	FedEx Corporation,
	9.65%, 06/15/2012	841,032
6,850,000	Fiserv, Inc.,
	6.125%, 11/20/2012	7,511,195
3,765,000	Fortune Brands Inc.,
	5.125%, 01/15/2011	3,837,337
2,400,000	GTE Corporation,
	6.84%, 04/15/2018	2,713,860
3,500,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001
	through 06/15/2009;
	Aggregate
	Cost $3,611,285) *	3,571,614
650,000	Health Management
	Association,
	6.125%, 04/15/2016	615,875
1,950,000	Highmark Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003
	through 12/17/2007;
	Aggregate
	Cost $1,971,356) *	2,113,131
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,232,560

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Industrial – 13.1% (cont.)
$5,700,000	Hutchison Whampoa
	International LTD,
	7.625%, 04/09/2019
	(Acquired 10/22/2009
	through 10/29/2009;
	Aggregate
	Cost $6,394,392) * f	$6,793,407
850,000	Johnson Controls Inc.,
	6.00%, 01/15/2036	882,894
400,000	Laboratory Corporation
	of America,
	5.625%, 12/15/2015	442,691
	Lafarge S.A.: f
5,538,000	6.15%, 07/15/2011	5,675,509
900,000	7.125%, 07/15/2036	890,626
1,000,000	Martin Marietta
	Materials, Inc.,
	6.25%, 05/01/2037	967,111
1,000,000	Masco Corporation,
	6.125%, 10/03/2016 @	967,553
3,000,000	Mosaic Co.,
	7.625%, 12/01/2016
	(Callable 12/01/2011)
	(Acquired 05/19/2010;
	Cost $3,266,869) *	3,240,120
1,100,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	1,179,441
1,050,000	New Cingular Wireless
	Services, Inc.,
	8.75%, 03/01/2031	1,441,442
1,500,000	Nextel Communications,
	Series D,
	7.375%, 08/01/2015
	(Callable 08/24/2010)	1,425,000
4,060,000	Pacific Energy
	Partners LP,
	6.25%, 09/15/2015
	(Callable 09/15/2010)	4,219,355
320,000	Pactiv Corporation,
	7.95%, 12/15/2025	298,670
400,000	PCCW-HWT
	Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $398,132) * f	425,260
4,095,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	4,489,041
1,000,000	Questar Market
	Resources Inc.,
	6.80%, 03/01/2020	1,039,306
200,000	Qwest Capital
	Funding, Inc.,
	7.25%, 02/15/2011	204,000
500,000	Rio Tinto Alcan Inc.,
	5.75%, 06/01/2035 f	512,695
3,700,000	Rio Tinto Financial
	USA Ltd.,
	6.50%, 07/15/2018 f @	4,217,038
1,500,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007;
	Cost $1,482,015) * f	1,647,527
	Sprint Capital
	Corporation:
2,800,000	6.90%, 05/01/2019	2,534,000
358,000	8.75%, 03/15/2032	341,890
5,500,000	Teck Resources Limited,
	10.25%, 05/15/2016
	(Callable 05/15/2013) f	6,490,000

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Industrial – 13.1% (cont.)
	Telecom Italia Capital: f
$1,400,000	6.20%, 07/18/2011	$1,450,736
2,000,000	7.175%, 06/18/2019	2,153,226
4,019,000	7.20%, 07/18/2036	3,897,779
5,075,000	Telefonica
	Emisones S.A.U.,
	6.221%, 07/03/2017 f	5,520,078
1,000,000	Teva Pharmaceutical
	Finance LLC,
	5.55%, 02/01/2016	1,139,499
	Time Warner, Inc.:
2,000,000	6.875%, 05/01/2012	2,178,888
1,100,000	7.625%, 04/15/2031	1,323,271
500,000	7.70%, 05/01/2032 @	603,017
1,000,000	6.55%, 05/01/2037	1,077,828
2,800,000	6.75%, 06/15/2039 @	3,093,224
3,000,000	Tyco Electronics
	Group S.A.,
	6.55%, 10/01/2017 f	3,445,236
300,000	Tyco International
	Finance,
	6.00%, 11/15/2013 f	335,791
213,223	United AirLines, Inc.
	Pass-Thru Certificates,
	Series 2000-2, Class C,
	7.762%, 04/29/2049 §	125,802
409,309	U.S. Airways
	Pass-Thru Certificate,
	Series 1998-1,
	6.85%, 01/30/2018	381,680
	Vale Overseas Limited: f
3,550,000	8.25%, 01/17/2034	4,166,745
1,450,000	6.875%, 11/21/2036	1,511,641
1,000,000	6.875%, 11/10/2039	1,044,698
3,500,000	Verizon New
	England Inc.,
	6.50%, 09/15/2011	3,696,343
1,875,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	1,944,088
	Vulcan Materials Co.:
2,000,000	7.00%, 06/15/2018 @	2,228,174
500,000	7.15%, 11/30/2037	561,474
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	1,053,205
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	125,883
2,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	2,136,798
3,100,000	Williams Partners LP,
	6.30%, 04/15/2040
	(Acquired 02/02/2010;
	Cost $3,081,431) *	3,114,604
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014
	(Acquired 02/24/2009;
	Cost $3,598,884) * f	4,100,393
3,000,000	Wyeth,
	5.50%, 02/01/2014	3,370,017
		199,510,455
Other Government Related Securities – 1.4%
	Corp Andina
	De Fomento Notes: f
675,000	7.375%, 01/18/2011	697,122
340,000	5.75%, 01/12/2017 @	370,113
5,750,000	Export-Import
	Bank Korea Notes,
	5.125%, 02/14/2011 f	5,863,786
700,000	Korea Development Bank
	Senior Unsecured Notes,
	4.625%, 09/16/2010 f	704,591

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Other Government Related Securities – 1.4% (cont.)
	Korea Electric Power
	Corporation: f
$100,000	7.75%, 04/01/2013	$112,182
2,165,000	6.75%, 08/01/2027	2,458,409
510,000	National Bank
	of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	529,407
3,000,000	PEMEX Finance Ltd.,
	10.61%, 08/15/2017 f	3,642,900
2,800,000	PEMEX Project
	Funding Master Trust,
	5.75%, 03/01/2018 f	2,933,241
1,000,000	Petrobras International
	Finance Company,
	5.75%, 01/20/2020 f	1,007,048
301,000	United Mexican States,
	6.75%, 09/27/2034 f	346,903
2,788,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015 f	3,007,446
		21,673,148
Residential Mortgage Backed Securities – 30.0%
	Bank of America
	Alternative Loan Trust:
369,141	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	380,041
696,754	Series 2003-11, Class
	4A1, 4.75%, 01/25/2019	701,799
442,678	Series 2004-6, Class 4A1,
	5.00%, 07/25/2019	449,581
485,171	Series 2004-11, Class
	4A1, 5.50%, 12/25/2019	490,768
716,257	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	689,335
3,339,957	Series 2005-4,
	Class 3A1, 5.50%,
	05/25/2020	3,246,866
2,440,089	Series 2005-10, Class
	5A1, 5.25%, 11/25/2020	2,200,282
3,328,354	Series 2007-1,
	Class 1A1, 6.098%,
	04/25/2022	2,651,171
1,364,486	Series 2003-11,
	Class 2A1,
	6.00%, 01/25/2034	1,388,538
693,737	Series 2005-2,
	Class 1CB2, 5.50%,
	03/25/2035	652,950
986,915	Series 2005-9,
	Class 1CB3, 5.50%,
	10/25/2035	901,625
561,719	Series 2005-11,
	Class 1CB4, 5.50%,
	12/25/2035	461,507
1,951,053	Series 2006-5, Class CB7,
	6.00%, 06/25/2046	1,314,487
	Chase Mortgage
	Finance Corporation:
1,022,384	Series 2003-S13, Class
	A11, 5.50%, 11/25/2033	1,039,711
6,000,000	Series 2006-A1, Class
	2A3, 6.00%, 09/25/2036	5,059,298
511,504	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-3, Class A2,
	5.25%, 05/25/2034	505,475
1,055,090	Citigroup Mortgage
	Loan Trust, Inc.,
	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	1,007,127

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Residential Mortgage Backed
Securities – 30.0% (cont.)
	Countrywide Alternative
	Loan Trust:
$1,052,731	Series 2005-50CB,
	Class 4A1, 5.00%,
	11/25/2020	$975,263
5,019,775	Series 2006-7CB,
	Class 3A1, 5.25%,
	05/25/2021	3,960,497
1,050,231	Series 2006-J5,
	Class 3A1, 6.132%,
	07/25/2021	846,086
1,237,819	Series 2006-43CB,
	Class 2A1, 6.00%,
	02/25/2022	1,080,617
494,411	Series 2002-11, Class A4,
	6.25%, 10/25/2032	488,052
5,647,153	Series 2003-20CB,
	Class 1A1, 5.50%,
	10/25/2033	5,804,325
2,891,774	Series 2005-10CB,
	Class 1A6, 5.50%,
	05/25/2035	2,507,657
1,618,814	Series 2005-34CB,
	Class 1A6, 5.50%,
	09/25/2035	1,525,281
2,378,272	Series 2006-28CB,
	Class A17, 6.00%,
	10/25/2036	1,594,239
380,156	Countrywide Home Loans,
	Inc., Series 2003-39, Class
	A5, 5.00%, 05/25/2012	379,688
1,057,822	Credit Suisse First Boston
	Mortgage Securities Corp.,
	Series 2004-4, Class 2A5,
	5.50%, 06/25/2015	1,056,499
	Deutsche Mortgage
	Securities Inc.:
1,727,569	Series 2006-AR5,
	Class 21A, 6.00%,
	10/25/2021	1,429,121
330,216	Series 2004-4,
	Class 1A6, 5.65%,
	04/25/2034	286,741
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC):
89,197	6.50%, 07/01/2014	96,915
792,078	6.00%, 06/01/2020	859,869
413,884	5.50%, 11/01/2022	448,828
521,198	5.00%, 06/01/2023	552,490
407,289	5.50%, 07/01/2023	441,576
1,066,782	6.50%, 06/01/2029	1,187,361
4,139,766	5.50%, 01/01/2036	4,457,622
2,541,482	6.00%, 12/01/2036	2,764,815
3,911,825	5.50%, 04/01/2037	4,202,792
12,343,220	5.50%, 05/01/2038	13,261,325
13,485,283	5.50%, 08/01/2038	14,488,336
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
724,847	Series 3124, Class VP,
	6.00%, 06/15/2014	772,237
333,841	Series 2695, Class UA,
	5.50%, 09/15/2014	340,012
756,974	Series R007, Class AC,
	5.875%, 05/15/2016	768,807
2,995,255	Series R003, Class VA,
	5.50%, 08/15/2016	3,211,469
1,888,361	Series 3097, Class MC,
	6.00%, 11/15/2016	2,010,580

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Residential Mortgage Backed
Securities – 30.0% (cont.)
$325,434	Series 2391, Class QR,
	5.50%, 12/15/2016	$350,970
2,405,333	Series R009, Class AJ,
	5.75%, 12/15/2018	2,492,104
108,769	Series 206, Class E,
	0.00%, 07/15/2019 ^	104,345
1,075,580	Series R010, Class AB,
	5.50%, 12/15/2019	1,122,648
61,366	Series 141, Class D,
	5.00%, 05/15/2021	64,137
63,407	Series 1074, Class I,
	6.75%, 05/15/2021	69,837
379,118	Series 1081, Class K,
	7.00%, 05/15/2021	426,763
56,896	Series 163, Class F,
	6.00%, 07/15/2021	62,319
107,994	Series 188, Class H,
	7.00%, 09/15/2021	120,025
50,320	Series 1286, Class A,
	6.00%, 05/15/2022	54,109
1,803,103	Series 1694, Class PK,
	6.50%, 03/15/2024	1,962,525
14,678,774	Series 2009-15,
	Class MA, 4.00%,
	03/25/2024	15,440,378
1,837,033	Series 2552, Class ND,
	5.50%, 10/15/2031	1,915,360
	Federal National Mortgage
	Association (FNMA):
1,625,110	5.00%, 12/01/2019	1,747,882
15,370,430	5.00%, 11/01/2021	16,531,618
1,056,933	5.50%, 01/01/2023	1,144,961
1,608,219	5.50%, 07/01/2023	1,741,187
4,176,972	5.00%, 11/01/2023	4,460,020
1,683,736	6.00%, 03/01/2026	1,841,244
3,875,577	6.00%, 05/01/2026	4,238,126
5,153,239	5.00%, 05/01/2028	5,479,441
387,695	6.00%, 03/01/2033	427,640
364,829	5.00%, 11/01/2033	387,988
25,905,303	5.50%, 04/01/2034	27,938,868
12,449,400	5.50%, 04/01/2034	13,416,213
2,045,938	5.50%, 09/01/2034	2,203,347
522,257	6.00%, 11/01/2034	572,965
3,449,817	5.50%, 02/01/2035	3,715,238
16,865,661	5.50%, 02/01/2035	18,163,263
8,644,908	5.00%, 06/01/2035	9,186,926
7,440,889	5.00%, 07/01/2035	7,907,418
38,503,618	5.00%, 10/01/2035	40,869,586
4,621,907	5.00%, 11/01/2035	4,905,914
9,669,304	5.00%, 02/01/2036	10,263,463
34,403,874	5.00%, 03/01/2036	36,517,922
30,885,456	5.50%, 04/01/2036	33,232,750
5,014,886	5.50%, 11/01/2036	5,391,316
19,949,066	5.50%, 04/01/2037	21,527,536
903,097	6.00%, 08/01/2037	974,131
14,282,720	5.50%, 06/01/2038	15,351,782
2,060,049	Series 2006-B2, Class
	AB, 5.50%, 05/25/2014	2,115,376
58,970	Series 2003-24, Class PC,
	5.00%, 11/25/2015	59,125
47,502	Series 2002-56,
	Class MC, 5.50%,
	09/25/2017	50,835
290,375	Series 1989-37, Class G,
	8.00%, 07/25/2019	337,413
56,135	Series 1989-94, Class G,
	7.50%, 12/25/2019	63,542
14,739	Series 1990-58, Class J,
	7.00%, 05/25/2020	16,527
141,837	Series 1990-76, Class G,
	7.00%, 07/25/2020	157,367

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Residential Mortgage Backed
Securities – 30.0% (cont.)
$60,204	Series 1990-105,
	Class J, 6.50%,
	09/25/2020	$68,039
22,139	Series 1990-108,
	Class G, 7.00%,
	09/25/2020	24,563
40,770	Series 1991-1, Class G,
	7.00%, 01/25/2021	45,793
48,936	Series 1991-86,
	Class Z, 6.50%,
	07/25/2021	54,642
128,706	Series 2003-28,
	Class KA, 4.25%,
	03/25/2022	133,421
22,763	Series G92-30, Class Z,
	7.00%, 06/25/2022	25,198
1,566,276	Series 2003-33, Class LD,
	4.25%, 09/25/2022	1,630,198
590,970	Series 1993-58, Class H,
	5.50%, 04/25/2023	633,758
371,845	Series 1998-66, Class C,
	6.00%, 12/25/2028	417,322
1,036,028	Series 2002-85, Class PD,
	5.50%, 05/25/2031	1,070,796
51,165	Series 2003-44, Class AB,
	3.75%, 05/25/2033	53,439
2,033,646	Series 2004-W6,
	Class 1A4, 5.50%,
	07/25/2034	2,147,403
3,838,113	Series 2004-W6,
	Class 1A6, 5.50%,
	07/25/2034	4,024,021
3,914,893	Series 2004-W10,
	Class A24, 5.00%,
	08/25/2034	4,140,611
4,000,000	Series 2004-W10,
	Class A4, 5.75%,
	08/25/2034	4,253,750
	First Horizon Alternative
	Mortgage Securities:
754,469	Series 2005-FA7, Class
	2A1, 5.00%, 09/25/2020	638,372
1,105,092	Series 2006-FA6,
	Class 3A1,
	5.75%, 11/25/2021	968,410
2,940,446	Series 2006-FA8, Class
	2A1, 5.75%, 02/25/2037	1,820,107
191,414	Impac CMB Trust,
	Series 2004-4, Class 2A2,
	5.441%, 09/25/2034	167,653
1,133,218	J.P. Morgan Alternative
	Loan Trust, Series
	2006-A1, Class 2A1,
	5.799%, 03/25/2036	730,137
	J.P. Morgan
	Mortgage Trust:
3,100,000	Series 2006-A7,
	Class 2A4R, 5.457%,
	01/25/2037	2,337,152
1,093,332	Series 2006-A7,
	Class 2A2, 5.83%,
	01/25/2037	921,876
6,100,000	Series 2007-A2,
	Class 2A3, 5.715%,
	04/25/2037	4,809,283
	Master Alternative
	Loans Trust:
2,207,589	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	2,221,034
1,540,242	Series 2004-4, Class 4A1,
	5.00%, 04/25/2019	1,536,320

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Residential Mortgage Backed
Securities – 30.0% (cont.)
$716,340	Series 2003-5,
	Class 6A1, 6.00%,
	08/25/2033	$737,036
501,558	Residential Accredit
	Loans, Inc.,
	Series 2004-QS6, Class
	A1, 5.00%, 05/25/2019	512,375
875,000	Residential Funding
	Mortgage Security I,
	Series 2003-S11,
	Class A2, 4.00%,
	06/25/2018	870,677
929,066	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class
	A2, 4.00%, 06/25/2033	936,978
	Washington Mutual, Inc.
	Pass-Thru Certificates:
1,799,699	Series 2004-CB1, Class
	5A, 5.00%, 06/25/2019	1,850,718
3,161,052	Series 2004-CB2, Class
	7A, 5.50%, 08/25/2019	3,253,636
1,058,806	Series 2004-CB3, Class
	4A, 6.00%, 10/25/2019	1,093,142
701,715	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	719,526
		456,911,497
Taxable Municipal Bonds – 2.0%
6,500,000	California State,
	5.75%, 03/01/2017	6,758,570
1,000,000	Cuyahoga County
	Ohio Industrial
	Development Revenue,
	9.125%, 10/01/2023	929,590
10,000,000	Illinois State,
	3.636%, 02/01/2014	9,708,100
6,500,000	San Dieguito California
	Public Facilities,
	6.459%, 05/01/2027	6,694,545
7,830,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023
	(Callable 06/01/2015)	6,731,294
		30,822,099
Utilities – 6.5%
	Allegheny Energy
	Supply Co. Senior
	Unsecured Notes:
1,005,000	7.80%, 03/15/2011	1,054,546
4,000,000	8.25%, 04/15/2012
	(Acquired 06/17/2010;
	Cost $4,366,814) *	4,369,468
1,900,000	5.75%, 10/15/2019
	(Acquired 09/22/2009;
	Cost $1,494,525) *	1,885,950
6,900,000	Ameren Corporation,
	8.875%, 05/15/2014	7,998,735
850,000	Arizona Pubic Service
	Senior Unsecured Notes,
	8.75%, 03/01/2019	1,078,248
2,075,000	Beaver Valley Funding
	Corporation Debentures,
	9.00%, 06/01/2017	2,315,451
	Constellation Energy
	Group Inc.:
6,575,000	7.00%, 04/01/2012	7,130,449
1,000,000	4.55%, 06/15/2015	1,052,120
1,700,000	DCP Midstream LLC,
	7.875%, 08/16/2010	1,712,461

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Utilities – 6.5% (cont.)
	Enel Finance
	International: f
$2,475,000	5.125%, 10/07/2019
	(Acquired 09/30/2009;
	Cost $2,464,110) *	$2,486,026
1,900,000	6.80%, 09/15/2037
	(Acquired 09/13/2007;
	Cost $1,894,965) *	2,031,957
	Energy Transfer
	Partners:
750,000	5.65%, 08/01/2012	795,221
590,000	8.50%, 04/15/2014	683,583
1,000,000	Entergy Gulf States Inc.,
	5.25%, 08/01/2015
	(Callable 09/10/2010)	1,001,315
1,000,000	Entergy Louisiana LLC,
	5.09%, 11/01/2014
	(Callable 09/13/2010)	1,001,840
2,500,000	FPL Group Capital,
	Inc., Series D,
	7.30%, 09/01/2067
	(Callable 09/01/2017) @	2,462,500
514,904	GG1C Funding
	Corporation,
	5.129%, 01/15/2014
	(Callable 09/13/2010)
	(Acquired 06/27/2006;
	Cost $502,004) *	525,634
	Kinder Morgan Energy
	Partners Senior Notes:
1,000,000	9.00%, 02/01/2019 @	1,244,724
2,250,000	6.95%, 01/15/2038	2,390,949
1,000,000	6.50%, 09/01/2039 @	1,030,511
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	859,500
137,745	Kiowa Power
	Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $146,739) *	140,041
1,325,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,495,732
1,500,000	National Rural
	Utilities Corporation,
	10.375%, 11/01/2018	2,080,008
	Nisource Finance
	Corporation:
4,375,000	7.875%, 11/15/2010	4,471,128
3,244,000	6.15%, 03/01/2013	3,537,588
625,000	ONEOK, Inc.,
	7.125%, 04/15/2011	652,611
1,920,000	Pepco Holdings Inc.,
	6.45%, 08/15/2012	2,138,984
1,000,000	Plains All American
	Pipeline,
	5.625%, 12/15/2013	1,087,274
	PPL Energy Supply,
	LLC Senior Notes:
300,000	6.40%, 11/01/2011	319,449
1,960,000	5.70%, 10/15/2015
	(Callable 10/15/2015)	2,136,855
	PSE&G Power LLC:
350,000	5.00%, 04/01/2014	373,975
144,000	5.32%, 09/15/2016
	(Acquired 06/27/2001;
	Cost $127,825) *	155,184

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.2% (cont.)
Utilities – 6.5% (cont.)
$4,005,000	5.125%, 04/15/2020
	(Acquired 04/09/2001
	through 12/04/2009;
	Aggregate
	Cost $5,171,629) *	$4,151,831
1,501,446	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	1,754,710
2,000,000	Rockies Express
	Pipeline LLC,
	5.625%, 04/15/2020
	(Acquired 03/17/2010;
	Cost $1,998,220) *	1,902,238
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $1,397,676) *	1,483,248
7,500,000	Spectra Energy Capital,
	5.668%, 08/15/2014	8,118,345
1,000,000	Talisman Energy Inc.,
	7.75%, 06/01/2019 f	1,227,682
2,000,000	Trans-Canada Pipelines,
	6.50%, 08/15/2018 f	2,342,778
	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes:
1,000,000	Series B, 7.00%,
	08/15/2011	1,053,135
2,200,000	8.875%, 07/15/2012	2,474,256
	Vectren Utility Holdings:
875,000	6.625%, 12/01/2011	926,033
1,100,000	5.25%, 08/01/2013	1,182,477
7,125,000	Williams Companies, Inc.,
	6.375%, 10/01/2010
	(Acquired 07/09/2008
	through 06/16/2010;
	Aggregate
	Cost $7,163,460) *	7,186,688
		97,503,438
U.S. Government Agency Issues – 0.0%
312,112	Government National
	Mortgage Association
	(GNMA),
	6.00%, 11/20/2033	345,026
U.S. Treasury Obligations – 15.4%
	U.S. Treasury Bonds:
2,225,000	2.375%, 03/31/2016 @	2,257,854
128,375,000	6.25%, 08/15/2023 @	166,406,094
54,975,000	5.25%, 11/15/2028 @	66,167,580
		234,831,528
	Total Long-Term
	Investments
	(Cost $1,458,394,962)	1,495,046,306

Shares
SHORT-TERM INVESTMENTS – 1.6%
Money Market Mutual Funds – 1.6%
2,412,117	Dreyfus Institutional Cash
	Advantage Fund, 0.19% «	2,412,117
22,103,337	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund,
	0.19% «	22,103,337
	Total Short-Term
	Investments
	(Cost $24,515,454)	24,515,454
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 16.3%
Commercial Paper – 0.2%
$3,785,190	Atlantic East Funding
	LLC, 3.059%,
	03/25/2011 † **	$2,426,671
	Total Commercial Paper
	(Cost $3,785,190)	2,426,671

Shares
Investment Companies – 16.1%
245,452,486	Mount Vernon
	Securities Lending
	Trust Prime
	Portfolio, 0.28% «	245,452,486
230,677	Reserve Primary
	Fund † **	—
	Total Investment
	Companies
	(Cost $245,666,200)	245,452,486
	Total Investments
	Purchased With
	Cash Proceeds From
	Securities Lending
	(Cost $249,451,390)	247,879,157
	Total Investments
	(Cost $1,732,361,806) – 116.1%	1,767,440,917
Assets Relating to Securities
Lending Investments – 0.1%
	Support
	Agreement ** ^ a	1,358,520
	Cash Contribution
	from Transfer
	Agent/Administrator €	213,713
	Total (Cost $0)	1,572,233
	Liabilities in Excess of
	Other Assets – (16.2)%	(246,023,091)
	TOTAL NET
	ASSETS – 100.0%	$1,522,990,059

*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

€
Pursuant to a loss reimbursement agreement, the Advisor’s transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund’s ownership of shares of the Reserve Primary Fund, which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$88,271,326	$1,300,000	$89,571,326
Commercial Mortgage Backed Securities	—	93,314,587	—	93,314,587
Corporate Debt Securities	—	567,577,095	—	567,577,095
Other Government Related Securities	—	21,673,148	—	21,673,148
Residential Mortgage Backed Securities	—	456,911,497	—	456,911,497
Taxable Municipal Bonds	—	30,822,099	—	30,822,099
U.S. Government Agency Issues	—	345,026	—	345,026
U.S. Treasury Obligations	—	234,831,528	—	234,831,528
Total Fixed Income	—	1,493,746,306	1,300,000	1,495,046,306
Short-Term Investments
Money Market Mutual Funds	24,515,454	—	—	24,515,454
Total Short-Term Investments	24,515,454	—	—	24,515,454
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	2,426,671	—	2,426,671
Money Market Mutual Funds	245,452,486	—	—	245,452,486
Total Investments Purchased with Cash
Proceeds from Securities Lending	245,452,486	2,426,671	—	247,879,157
Total Investments	$269,967,940	$1,496,172,977	$1,300,000	$1,767,440,917
Assets Relating to Securities Lending Investments	213,713	1,358,520	—	1,572,233

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$2,829,765
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(180,267)
Net purchases (sales)	(954,872)
Transfers in and/or out of Level 3 *	(394,626)
Balance as of June 30, 2010	$1,300,000

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Core Plus Bond Fund

June 30, 2010

The Baird Core Plus Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index.  The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Portfolio Characteristics
Quality Distribution*	Sector Weightings*

Net Assets:	$325,734,056	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	4.83%	Investor Class:	0.55%***
Investor Class:	4.58%	Portfolio Turnover Rate:	20.9%#
Average Effective Duration:	4.35 years	Total Number of Holdings:	392
Average Effective Maturity:	6.53 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2010.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Core Plus Bond Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2010	Six Months	One Year	Five Years	Since Inception(1)
Institutional Class Shares	6.43%	15.99%	6.26%	7.10%
Investor Class Shares	6.30%	15.64%	6.01%	6.83%
Barclays Capital
U.S. Universal Bond Index(2)	5.24%	10.60%	5.56%	6.44%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2010.
(2)
The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6%
Asset Backed Securities – 5.5%
$76,704	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-2, Class A6,
	6.45%, 12/25/2027	$73,335
	Bayview Financial
	Acquisition Trust:
700,000	Series 2007-A,
	6.205%, 05/28/2037	701,149
300,000	Series 2007-B, Class 1A2,
	6.831%, 08/28/2047	93,563
275,000	Capital One Multi-Asset
	Execution Trust,
	Series 2003-A5, Class A5,
	0.61%, 07/15/2013	275,052
	Countrywide Asset-Backed
	Certificates:
114,320	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	93,611
222,869	Series 2004-12, Class AF6,
	4.634%, 03/25/2035	209,832
1,416,569	Series 2004-15, Class AF6,
	4.613%, 04/25/2035	1,339,672
2,525,252	Series 2005-11, Class AF3,
	4.778%, 02/25/2036	2,087,367
558,539	Series 2005-10, Class AF6,
	4.915%, 02/25/2036	333,043
1,926,528	Series 2005-13, Class AF3,
	5.43%, 04/25/2036	1,347,559
294,847	Series 2006-S9, Class A3,
	5.728%, 08/25/2036	151,581
203,101	Series 2007-S1, Class A6,
	5.693%, 11/25/2036	118,653
896,022	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	839,756
250,000	Series 2006-13,
	Class 1AF3,
	5.944%, 01/25/2037	137,228
224,802	Series 2007-S2, Class A2,
	5.649%, 05/25/2037	159,948
300,000	Series 2007-4, Class A3,
	5.714%, 09/25/2037	190,413
1,300,000	Series 2006-10, Class 1AF3,
	5.971%, 09/25/2046	794,585
616,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	327,405
632,884	Credit-Based Asset
	Servicing and Security,
	Series 2005-CB3,
	4.725%, 02/25/2033	627,978
6,232	GE Capital Mortgage
	Services, Inc.,
	Series 1999-HE1, Class A7,
	6.265%, 04/25/2029	6,264
354,372	GMAC Mortgage
	Corporation Loan Trust,
	Series 2005-HE3, Class A2,
	0.416%, 02/25/2036	155,290
	Green Tree Financial
	Corporation:
58,136	Series 1993-4, Class A5,
	7.05%, 01/15/2019	59,366
19,729	Series 1997-1, Class A5,
	6.86%, 03/15/2028	20,725
62,388	Series 1997-4, Class A5,
	6.88%, 02/15/2029	66,424
850,885	Series 1997-5, Class A6,
	6.82%, 05/15/2029	869,814
771,680	Series 1998-3, Class A5,
	6.22%, 03/01/2030	780,147
323,349	Series 1998-4, Class A5,
	6.18%, 04/01/2030	328,005

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Asset Backed Securities – 5.5% (cont.)
$250,000	MBNA Master
	Credit Card Trust,
	Series 2002-A3, Class A3,
	0.559%, 09/15/2014	$249,583
46,827	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	44,448
	Renaissance Home
	Equity Loan Trust:
258,396	Series 2005-1, Class AF6,
	4.97%, 05/25/2035	236,029
819,000	Series 2006-2, Class AF3,
	5.797%, 08/25/2036	484,678
766,971	Series 2006-3, Class AF2,
	5.58%, 11/25/2036	595,707
500,000	Series 2007-1, Class AF2,
	5.512%, 04/25/2037	249,884
300,000	Series 2007-1, Class AF3,
	5.612%, 04/25/2037	146,553
1,500,000	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	735,660
210,468	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS10, Class
	AI7, 4.85%, 11/25/2033	184,180
	Residential Asset
	Securities Corporation:
292,346	Series 2003-KS5, Class
	AI6, 3.62%, 07/25/2033	241,808
195,051	Series 2003-KS9, Class
	AI6, 4.71%, 11/25/2033	164,390
812,173	Series 2006-EMX8,
	0.364%, 10/25/2036	717,965
400,000	Stingray Pass-Thru
	Certificates, Series 2005,
	5.902%, 01/12/2015
	(Acquired 05/10/2007;
	Cost $386,988) † **	200,000
1,665,241	Structured Asset
	Securities Corporation,
	Series 2005-7XS,
	Class 1A4B,
	5.44%, 04/25/2035	1,477,920
		17,916,570
Commercial Mortgage Backed Securities – 6.5%
2,925,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4,
	5.396%, 07/15/2044	3,133,698
3,275,000	Commercial Mortgage
	Pass-Through Certificates,
	Series 2005-C6, Class A5A,
	5.116%, 06/10/2044	3,440,928
1,049,321	First Union National Bank
	Commercial Mortgage
	Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	1,094,681
	GE Capital Commercial
	Mortgage Corporation:
1,264,903	Series 2000-1, Class A2,
	6.496%, 01/15/2033	1,280,558
1,610,000	Series 2003-C2, Class A4,
	5.145%, 07/10/2037	1,723,610
1,350,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	1,428,757
	GMAC Commercial
	Mortgage Securities, Inc.:
739,324	Series 2001-C1, Class A2,
	6.465%, 04/15/2034	755,069

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Commercial Mortgage Backed
Securities – 6.5% (cont.)
$1,750,000	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	$1,820,188
1,694,932	Salomon Brothers
	Mortgage Securities VII,
	Series 2001-C2, Class A3,
	6.50%, 11/13/2036	1,766,895
	Wachovia Bank Commercial
	Mortgage Trust:
1,550,000	Series 2003-C3, Class A2,
	4.867%, 02/15/2035	1,634,499
3,000,000	Series 2005-C22, Class A4,
	5.25%, 12/15/2044	3,201,052
		21,279,935
Financial – 19.4%
445,000	Abbey National Treasury
	Services PLC,
	3.875%, 11/10/2014
	(Acquired 02/25/2010
	through 03/29/2010;
	Aggregate Cost $443,548) *	439,380
935,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	1,058,612
1,000,000	American General
	Finance Corporation,
	6.90%, 12/15/2017 @	796,250
150,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	123,675
975,000	Arden Realty LP,
	5.25%, 03/01/2015
	(Callable 12/01/2014)	1,034,432
500,000	Bancwest Corporation,
	8.30%, 01/15/2011	510,926
200,000	BankAmerica Capital II,
	8.00%, 12/15/2026
	(Callable 09/13/2010)	194,000
575,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	689,587
250,000	Bank Tokyo –
	Mitsubishi UFJ Ltd.,
	7.40%, 06/15/2011 f	261,697
200,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 09/13/2010)	145,512
400,000	Bear Stearns Cos.,
	Inc., Series B,
	6.95%, 08/10/2012	438,747
1,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 f	690,000
125,000	Capital One
	Financial Corp.,
	6.15%, 09/01/2016	132,267
	CIT Group Funding:
25,058	10.25%, 05/01/2013
	(Callable 09/28/2010)	25,684
37,587	10.25%, 05/01/2014
	(Callable 09/13/2010)	38,527
37,587	10.25%, 05/01/2015
	(Callable 09/28/2010)	38,527
62,644	10.25%, 05/01/2016
	(Callable 09/28/2010) @	64,210
87,702	10.25%, 05/01/2017
	(Callable 09/28/2010) @	89,895
	CIT Group, Inc.:
23,404	7.00%, 05/01/2013
	(Callable 09/28/2010) @	22,409
35,106	7.00%, 05/01/2014
	(Callable 09/28/2010) @	33,087

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Financial – 19.4% (cont.)
$35,106	7.00%, 05/01/2015
	(Callable 09/28/2010) @	$32,385
558,510	7.00%, 05/01/2016
	(Callable 09/28/2010) @	509,640
81,914	7.00%, 05/01/2017
	(Callable 09/28/2010) @	73,723
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2057
	(Callable 12/21/2037)	681,757
800,000	Citigroup, Inc.,
	6.01%, 01/15/2015	839,106
1,100,000	Countrywide Financial
	Corporation
	Subordinated Notes,
	6.25%, 05/15/2016	1,146,742
1,000,000	DIRECTV
	Holdings/Financing,
	7.625%, 05/15/2016
	(Callable 05/15/2012)	1,086,250
1,850,000	Dresdner Bank-New York
	Subordinated Debentures,
	7.25%, 09/15/2015 f	2,020,116
500,000	First Empire
	Capital Trust I,
	8.234%, 02/01/2027
	(Callable 09/13/2010)	463,896
1,000,000	First Empire
	Capital Trust II,
	8.277%, 06/01/2027
	(Callable 09/13/2010)	927,571
383,626	First National
	Bank of Chicago
	Pass-Thru Certificates,
	Series 1993-A,
	8.08%, 01/05/2018	429,082
1,100,000	First National
	Bank of Omaha
	Subordinated Notes,
	7.32%, 12/01/2010	1,106,908
1,500,000	First Tennessee
	Capital I, Series A,
	8.07%, 01/06/2027
	(Callable 09/13/2010)	1,372,500
650,000	First Union
	Capital I, Series A,
	7.935%, 01/15/2027
	(Callable 09/13/2010)	659,016
	General Electric
	Capital Corporation:
150,000	6.00%, 06/15/2012	161,418
1,150,000	5.625%, 09/15/2017	1,229,160
1,500,000	5.50%, 01/08/2020	1,585,133
550,000	General Motors
	Acceptance
	Corporation Notes,
	6.875%, 09/15/2011	556,927
1,627,000	Genworth Global
	Funding Trust,
	5.125%, 03/15/2011	1,656,405
1,785,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004
	through 02/02/2010;
	Aggregate
	Cost $1,838,588) *	1,785,329
	GMAC Inc.:
49,000	7.50%, 12/31/2013
	(Acquired 12/21/2006
	through 09/29/2008;
	Aggregate
	Cost $120,972) *	48,877

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Financial – 19.4% (cont.)
$1,000,000	8.30%, 02/12/2015
	(Acquired 02/09/2010,
	Cost $991,990) *	$1,012,500
349,000	8.00%, 12/31/2018
	(Acquired 12/21/2006
	through 03/03/2010;
	Aggregate Cost $451,767) *	321,080
250,000	GMAC LLC,
	6.75%, 12/01/2014 @	241,696
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	112,160
	Goldman Sachs
	Group, Inc.:
100,000	5.15%, 01/15/2014	104,704
1,000,000	5.95%, 01/18/2018	1,038,713
530,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013
	(Acquired 05/19/2006
	through 12/23/2008;
	Aggregate Cost $531,348) *	595,787
800,000	Hartford Financial
	Services Group,
	8.125%, 06/15/2038
	(Callable 06/15/2018)	726,000
175,000	HSBC Bank PLC
	Subordinated Notes,
	6.95%, 03/15/2011 f	180,916
250,000	HSBC Finance
	Corporation,
	7.00%, 05/15/2012	269,191
	Invesco Ltd. Notes: f
1,660,000	5.625%, 04/17/2012	1,747,722
1,110,000	5.375%, 12/15/2014	1,145,755
400,000	Istar Financial, Inc.,
	5.85%, 03/15/2017	280,000
525,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	494,607
100,000	J.P. Morgan Chase
	Capital XV,
	5.875%, 03/15/2035	91,056
600,000	Key Bank NA,
	7.413%, 05/06/2015	662,262
1,500,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 03/10/2010;
	Cost $1,667,903) * f	1,684,161
	Liberty Mutual Group:
50,000	6.50%, 03/15/2035
	(Acquired 09/29/2008,
	Cost $37,118) *	44,613
900,000	10.75%, 06/15/2058
	(Callable 06/15/2038)
	(Acquired 05/21/2008
	through 05/06/2009;
	Aggregate Cost $750,216) *	972,000
375,000	Liberty Mutual
	Insurance Company,
	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $240,078) *	323,895
825,000	Lincoln National
	Corporation,
	6.05%, 04/20/2067
	(Callable 04/20/2017)	618,750
1,000,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020
	(Acquired 01/05/2010;
	Cost $997,670) * f	943,895

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Financial – 19.4% (cont.)
	Manufacturer And
	Traders Trust Co.:
$500,000	6.625%, 12/04/2017	$554,159
265,000	5.585%, 12/28/2020
	(Callable 12/28/2015)	251,597
2,150,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	2,272,794
700,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $700,000) * @	315,000
150,000	MBNA Capital, Series A,
	8.278%, 12/01/2026
	(Callable 09/13/2010)	146,250
	Merrill Lynch & Company:
100,000	5.00%, 02/03/2014	103,482
800,000	6.875%, 04/25/2018	853,425
500,000	7.75%, 05/14/2038	534,774
520,000	M&I Marshall & Ilsley
	Bank Senior Unsecured
	Notes, 5.30%, 09/08/2011	522,040
	Morgan Stanley:
100,000	6.75%, 04/15/2011	103,461
800,000	5.625%, 01/09/2012	832,439
375,000	4.75%, 04/01/2014 @	375,644
300,000	5.375%, 10/15/2015	303,862
125,000	6.625%, 04/01/2018	131,017
1,136,000	National City Bank,
	6.20%, 12/15/2011	1,202,534
500,000	National City
	Bank of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	509,430
800,000	Nationwide Financial
	Services, Inc.,
	5.90%, 07/01/2012	849,633
100,000	Nationwide Mutual
	Insurance Company,
	7.875%, 04/01/2033
	(Acquired 10/13/2009;
	Cost $90,036) *	101,955
1,659,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	1,702,886
1,550,000	Principal Life
	Income Funding,
	5.10%, 04/15/2014	1,654,317
950,000	Protective Life
	Corporation Senior Notes,
	4.30%, 06/01/2013	968,324
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047
	(Callable 05/15/2027)	1,067,189
	Royal Bank of Scotland
	Group PLC: f
705,000	5.00%, 11/12/2013	684,083
1,528,000	5.05%, 01/08/2015	1,427,103
	Santander Financial
	Issuances: f
200,000	6.375%, 02/15/2011	204,436
300,000	7.25%, 11/01/2015	309,554
2,378,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017)	2,356,549
	SLM Corporation:
100,000	5.375%, 05/15/2014	91,436
50,000	5.625%, 08/01/2033	36,698
643,000	Sovereign Bancorp, Inc.,
	8.75%, 05/30/2018	737,084

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Financial – 19.4% (cont.)
$1,000,000	TD Ameritrade
	Holding Corporation,
	5.60%, 12/01/2019	$1,053,484
900,000	Travelers Companies, Inc.,
	6.25%, 03/15/2037
	(Callable 03/15/2017)	844,534
225,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	251,993
850,000	Unitrin, Inc. Senior
	Unsecured Notes,
	6.00%, 05/15/2017	837,813
150,000	Westpac Banking
	Corporation,
	4.875%, 11/19/2019 f	154,915
100,000	Willis North America Inc.,
	5.625%, 07/15/2015	105,779
		63,262,501
Industrial – 13.7%
700,000	Acuity Brands Lighting Inc.,
	6.00%, 12/15/2019
	(Acquired 12/01/2009
	through 03/29/2010;
	Aggregate
	Cost $695,784) *	727,047
100,000	AT&T Inc.,
	5.625%, 06/15/2016 @	113,343
371,964	Atlas Air, Inc. Pass-Thru
	Certificates, Series 2000-1,
	8.707%, 07/02/2021	357,085
	British Telecommunications
	PLC: f
1,000,000	9.125%, 12/15/2010	1,034,224
50,000	5.95%, 01/15/2018	52,142
100,000	9.125%, 12/15/2030	122,042
	Bunge Limited Finance
	Corporation:
275,000	5.35%, 04/15/2014	290,467
200,000	5.10%, 07/15/2015	209,436
955,000	8.50%, 06/15/2019	1,140,436
500,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	533,552
50,000	Clear Channel
	Communications,
	5.50%, 12/15/2016	24,000
	Comcast Cable Holdings:
500,000	9.80%, 02/01/2012	559,376
275,000	7.875%, 08/01/2013	315,784
175,000	Comcast Corporation,
	6.50%, 01/15/2017 @	200,522
825,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	960,103
	Continental Airlines, Inc.
	Pass-Thru Certificates:
235,496	Series 2000-2, Class C,
	8.312%, 04/02/2011	234,318
54,996	Series 1997-4,
	6.90%, 01/02/2018	54,996
800,000	COX Communications Inc.,
	5.45%, 12/15/2014	883,024
	CSX Corporation:
750,000	6.25%, 04/01/2015	862,547
175,000	6.22%, 04/30/2040
	(Acquired 03/29/2010;
	Cost $175,161) *	193,055
425,000	Deutsche Telekom
	International Finance BV,
	8.75%, 06/15/2030 f	548,971

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Industrial – 13.7% (cont.)
	Donnelley (R.R.)
	& Sons Co.:
$1,250,000	8.60%, 08/15/2016	$1,369,400
450,000	6.125%, 01/15/2017	451,935
366,220	Federal Express
	Corporation 1995
	Pass-Thru Certificates,
	Series B2,
	7.11%, 01/02/2014
	(Callable 09/10/2010)	366,953
500,000	First Data Corporation,
	9.875%, 09/24/2015
	(Callable 09/30/2011) @	380,000
1,050,000	Fiserv, Inc.,
	6.125%, 11/20/2012	1,151,351
350,000	Georgia Pacific LLC,
	9.50%, 12/01/2011	376,250
625,000	GTE Corporation,
	8.75%, 11/01/2021	819,086
1,800,000	Hanson Australia
	Funding,
	5.25%, 03/15/2013 f	1,772,999
	Hanson PLC Notes: f
1,450,000	7.875%, 09/27/2010	1,453,625
400,000	6.125%, 08/15/2016	384,000
100,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 01/26/2005;
	Cost $102,566) *	102,046
1,600,000	Health Management
	Association,
	6.125%, 04/15/2016	1,515,999
	Historic Time Warner Inc.:
818,000	9.125%, 01/15/2013	952,032
800,000	Humana Inc.,
	7.20%, 06/15/2018	893,024
1,114,000	International
	Paper Company,
	7.40%, 06/15/2014 @	1,269,484
100,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	110,841
	Lafarge S.A.: f
125,000	6.50%, 07/15/2016	129,490
425,000	7.125%, 07/15/2036	420,573
300,000	Martin Marietta Materials,
	Inc., 6.25%, 05/01/2037	290,133
	Masco Corporation,
350,000	6.125%, 10/03/2016 @	338,644
1,000,000	7.125%, 03/15/2020	970,986
250,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	268,055
350,000	New Cingular Wireless
	Services, Inc.,
	8.75%, 03/01/2031	480,481
150,000	Nextel Communications
	Senior Notes, Series E,
	6.875%, 10/31/2013
	(Callable 09/10/2010)	145,313
50,000	Pactiv Corporation,
	7.95%, 12/15/2025	46,667
100,000	PCCW-HKT
	Capital III Ltd.,
	5.25%, 07/20/2015
	(Acquired 09/29/2008;
	Cost $86,624) * f	102,914
200,000	PCCW-HWT
	Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $199,066) * f	212,630

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Industrial – 13.7% (cont.)
$75,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014
	(Acquired 09/29/2008;
	Cost $73,652) * f	$82,004
1,200,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,315,470
925,000	Rio Tinto Financial
	USA Ltd.,
	6.50%, 07/15/2018 f	1,054,260
610,000	SK Telecom, 6.625%,
	07/20/2027 (Acquired
	07/13/2007 through
	04/08/2009; Aggregate
	Cost $541,953) * f	669,994
	Sprint Capital
	Corporation:
325,000	7.625%, 01/30/2011	330,688
675,000	6.90%, 05/01/2019	610,875
300,000	8.75%, 03/15/2032	286,500
200,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	179,500
225,000	Sunoco, Inc. Senior
	Unsecured Notes,
	5.75%, 01/15/2017	227,384
1,000,000	Teck Resources Limited,
	10.25%, 05/15/2016
	(Callable 05/15/2013) f	1,180,000
	Telecom Italia Capital: f
340,000	4.95%, 09/30/2014	340,682
1,575,000	7.20%, 07/18/2036	1,527,494
	Telefonica Emisiones,
	S.A.U.: f
425,000	6.421%, 06/20/2016	466,181
400,000	6.221%, 07/03/2017	435,080
100,000	7.045%, 06/20/2036	110,637
	Time Warner, Inc.:
25,000	8.875%, 10/01/2012	28,555
92,000	6.875%, 06/15/2018	108,246
450,000	7.625%, 04/15/2031	541,338
95,000	7.70%, 05/01/2032 @	114,573
675,000	Transocean, Ltd.,
	6.80%, 03/15/2038 f	608,284
500,000	Tyco Electronics
	Group S.A.,
	7.125%, 10/01/2037 f	565,853
50,000	Tyco International Finance,
	6.00%, 11/15/2013 f	55,965
	United AirLines, Inc.
	Pass-Thru Certificates:
148,887	Series 1991-A, Class A-2,
	10.02%, 03/22/2014	59,555
620,286	Series 2000-2, Class C,
	7.762%, 04/29/2049 §	365,969
1,000,000	UnitedHealth Group, Inc.,
	6.00%, 02/15/2018 @	1,115,018
488,370	U.S. Airways
	Pass-Thru Trust,
	Series 1998-1, Class B,
	7.35%, 07/30/2019	433,428
322,000	USX Corporation,
	9.125%, 01/15/2013	367,434
	Vale Overseas Limited: f
125,000	6.25%, 01/23/2017	136,152
100,000	8.25%, 01/17/2034	117,373
250,000	6.875%, 11/21/2036	260,628
150,000	Viacom Inc.,
	6.25%, 04/30/2016	170,137
	Vodafone Group PLC: f
400,000	5.50%, 06/15/2011	415,396
125,000	5.75%, 03/15/2016	138,408
500,000	6.15%, 02/27/2037	518,424
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Industrial – 13.7% (cont.)
$500,000	Vulcan Materials, Co.,
	7.15%, 11/30/2037	$561,474
	Wellpoint Inc.:
100,000	5.25%, 01/15/2016	109,484
75,000	5.95%, 12/15/2034	76,556
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	125,883
1,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013 @	1,068,399
500,000	Williams Partners LP,
	6.30%, 04/15/2040
	(Acquired 02/02/2010;
	Cost $497,005) *	502,356
1,000,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014
	(Acquired 02/24/2009;
	Cost $999,690) * f	1,138,998
		44,712,016
Other Government Related Securities – 0.5%
150,000	Corp Andina
	De Fomento Notes,
	7.375%, 01/18/2011 f	154,916
100,000	Korea Development Bank,
	5.30%, 01/17/2013 f	105,386
115,000	Korea Electric
	Power Corporation,
	6.75%, 08/01/2027 f	130,585
125,000	Landesbank
	Baden-Wurttemberg
	Subordinated Notes,
	6.35%, 04/01/2012 f	134,954
75,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	77,854
850,000	PEMEX Project Funding
	Master Trust,
	9.125%, 10/13/2010 f	859,563
100,000	United Mexican States,
	6.75%, 09/27/2034 f	115,250
105,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015	113,265
		1,691,773
Residential Mortgage Backed Securities – 29.5%
	Bank of America
	Alternative Loan Trust:
115,478	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	113,540
126,398	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	121,647
296,885	Series 2005-4, Class 3A1,
	5.50%, 05/25/2020	288,610
365,427	Series 2006-2, Class 6A1,
	5.50%, 03/25/2021	319,996
232,985	Series 2007-1, Class 1A1,
	6.098%, 04/25/2022	185,582
97,325	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	87,752
260,140	Series 2006-5, Class CB7,
	6.00%, 06/25/2046	175,265
	Chase Mortgage
	Finance Corporation:
69,708	Series 2003-S13, Class A11,
	5.50%, 11/25/2033	70,889
1,100,000	Series 2006-A1, Class 2A3,
	6.00%, 09/25/2036	927,538
91,185	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-4, Class A5,
	5.50%, 06/25/2034	90,732

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Residential Mortgage Backed
Securities – 29.5% (cont.)
	Citigroup Mortgage
	Loan Trust, Inc.:
$149,205	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	$142,422
434,947	Series 2005-9, Class 22A2,
	6.00%, 11/25/2035	307,609
	Countrywide Alternative
	Loan Trust:
600,057	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	555,900
1,373,024	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	1,083,287
787,253	Series 2006-43CB, Class
	2A1, 6.00%, 02/25/2022	687,272
1,253,102	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	1,086,651
373,395	Series 2006-J2, Class A3,
	6.00%, 04/25/2036	295,890
1,281,624	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	859,118
69,478	Credit Suisse First
	Boston Mortgage
	Securities Corporation,
	Series 2005-11, Class 5A1,
	5.25%, 12/25/2020	65,686
53,579	Deutsche Alternative
	Securities Inc. Mortgage,
	Series 2005-4, Class A2,
	5.05%, 09/25/2035	53,005
323,636	Deutsche Securities
	Inc. Mortgage,
	Series 2006-AR5, Class
	21A, 6.00%, 10/25/2021	267,726
	Federal Gold Loan Mortgage
	Corporation (FGLMC):
339,530	5.00%, 12/01/2020	364,332
607,468	5.00%, 05/01/2021	651,842
117,814	6.00%, 06/01/2021	128,376
100,084	6.50%, 12/01/2028	111,397
47,091	6.50%, 06/01/2029	52,413
2,355,889	5.50%, 04/01/2037	2,531,123
1,518,987	5.50%, 04/01/2038	1,631,971
	Federal Home
	Loan Mortgage
	Corporation (FHLMC):
2,290,494	5.50%, 05/01/2038	2,460,864
272,816	Series 3122, Class VA,
	6.00%, 01/15/2017	287,800
2,405,829	Series R010, Class VA,
	5.50%, 04/15/2017	2,602,258
1,086,669	Series R010, Class AB,
	5.50%, 12/15/2019	1,134,222
12,097	Series 1053, Class G,
	7.00%, 03/15/2021	13,384
25,468	Series 136, Class E,
	6.00%, 04/15/2021	27,641
221,608	Series 2804, Class VC,
	5.00%, 07/15/2021	245,441
19,264	Series 1122, Class G,
	7.00%, 08/15/2021	21,169
49,493	Series 1186, Class I,
	7.00%, 12/15/2021	49,480
87,843	Series 3132, Class MA,
	5.50%, 12/15/2023	90,617
	Federal National Mortgage
	Association (FNMA):
2,226,328	5.00%, 11/01/2021	2,394,520
1,232,797	5.50%, 03/01/2023	1,334,725

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Residential Mortgage Backed
Securities – 29.5% (cont.)
$521,526	5.50%, 07/01/2023	$564,646
727,655	5.50%, 12/01/2023	787,818
168,374	6.00%, 03/01/2026	184,124
966,232	5.00%, 05/01/2028	1,027,395
79,656	6.50%, 09/01/2028	88,933
164,698	6.50%, 02/01/2029	183,880
116,463	5.50%, 01/01/2032	125,678
5,516,306	5.50%, 04/01/2034	5,949,336
3,307,698	5.50%, 04/01/2034	3,564,572
265,108	5.50%, 09/01/2034	285,505
134,636	5.50%, 02/01/2035	144,995
3,819,042	5.50%, 02/01/2035	4,112,869
5,292,015	5.00%, 04/01/2035	5,623,813
11,614,608	5.00%, 02/01/2036	12,328,303
8,344,648	5.00%, 03/01/2036	8,857,410
10,461,015	5.50%, 04/01/2036	11,256,052
903,097	6.00%, 08/01/2037	974,131
10,795	Series 1989-94, Class G,
	7.50%, 12/25/2019	12,220
40,441	Series 1990-15, Class J,
	7.00%, 02/25/2020	44,869
7,571	Series 1991-21, Class J,
	7.00%, 03/25/2021	8,495
165,871	Series 1991-43, Class J,
	7.00%, 05/25/2021	185,967
208,010	Series 1991-65, Class Z,
	6.50%, 06/25/2021	228,814
309,244	Series 1992-129, Class L,
	6.00%, 07/25/2022	333,065
694,408	Series 2003-33, Class LD,
	4.25%, 09/25/2022	722,748
63,687	Series 1993-32, Class H,
	6.00%, 03/25/2023	70,697
333,843	Series 1993-58, Class H,
	5.50%, 04/25/2023	358,014
1,191,432	Series 2002-85, Class PD,
	5.50%, 05/25/2031	1,231,415
24,550	Series 2003-44, Class AB,
	3.75%, 05/25/2033	25,641
674,948	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	712,702
657,962	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	689,832
202,059	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	213,709
1,500,000	Series 2004-W10, Class
	A4, 5.75%, 08/25/2034	1,595,156
	First Horizon Alternative
	Mortgage Securities:
672,470	Series 2006-FA6, Class
	3A1, 5.75%, 11/25/2021	589,296
1,538,080	Series 2006-FA8, Class
	2A1, 5.75%, 02/25/2037	952,056
	Government National
	Mortgage Association
	(GNMA):
96,054	6.00%, 12/20/2028	106,323
36,781	6.50%, 01/20/2029	41,682
387,569	Series 2003-2, Class PB,
	5.50%, 03/20/2032	406,324
83,230	6.00%, 11/20/2033	92,007
	J.P. Morgan Alternative
	Loan Trust:
1,939,526	Series 2005-S1, Class 3A1,
	5.50%, 10/25/2020	1,713,061
226,644	Series 2006-A1, Class 2A1,
	5.799%, 03/25/2036	146,027
530,973	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	519,416
300,000	Series 2006-S3, Class A3A,
	6.00%, 08/25/2036	202,475

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Residential Mortgage Backed
Securities – 29.5% (cont.)
	J.P. Morgan Mortgage Trust:
$850,000	Series 2006-A7,
	Class 2A4R,
	5.457%, 01/25/2037	$640,832
1,250,000	Series 2007-A2, Class
	2A3, 5.715%, 04/25/2037	985,509
	Master Alternative
	Loans Trust:
630,740	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	634,581
750,743	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	720,658
141,097	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	145,174
193,389	Merrill Lynch Mortgage
	Investors Inc.,
	Series 2005-A8, Class
	A1C1, 5.25%, 08/25/2036	180,659
178,869	Residential Accredit
	Loans, Inc.,
	Series 2005-QS2, Class
	A-1, 5.50%, 02/25/2035	150,217
	Washington Mutual, Inc.
	Pass-Thru Certificates:
251,363	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	258,489
221,529	Series 2004-CB2, Class 5A,
	5.00%, 07/25/2019	228,509
443,318	Series 2004-CB2, Class 7A,
	5.50%, 08/25/2019	456,303
137,731	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	142,197
225,722	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	233,430
247,741	Wells Fargo Alternative
	Loan Trust, Series
	2007-PA1, Class A4,
	6.00%, 03/25/2037	171,334
		96,129,055
Taxable Municipal Bonds – 1.8%
2,000,000	California State,
	5.50%, 03/01/2016	2,078,500
85,000	Richmond California
	Joint Powers Financing
	Authority Tax Allocation,
	7.35%, 09/01/2010	85,320
1,515,000	San Dieguito California
	Public Facilities,
	6.459%, 05/01/2027	1,560,344
2,425,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023
	(Callable 06/01/2015)	2,084,724
		5,808,888
Utilities – 7.8%
500,000	Allegheny Energy Supply
	Co. Senior Unsecured Notes,
	5.75%, 10/15/2019
	(Acquired 09/22/2009;
	Cost $498,175) *	496,303
1,342,000	Ameren Corporation,
	8.875%, 05/15/2014	1,555,696
450,000	Appalachian Power
	Company Senior
	Unsecured Notes,
	6.70%, 08/15/2037	504,036
1,150,000	Arizona Public Service
	Senior Unsecured Notes,
	8.75%, 03/01/2019	1,458,806

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Utilities – 7.8% (cont.)
$750,000	Constellation
	Energy Group Inc.,
	4.55%, 06/15/2015	$789,090
500,000	Encana Corporation,
	6.50%, 05/15/2019 f	574,607
500,000	Enel Finance International,
	6.80%, 09/15/2037
	(Acquired 09/13/2007
	through 09/29/2008;
	Aggregate
	Cost $498,897) * f	534,726
	Energy Transfer Partners:
875,000	5.65%, 08/01/2012	927,757
125,000	6.125%, 02/15/2017	129,977
1,549,000	Entergy Gulf States Inc.,
	5.25%, 08/01/2015
	(Callable 09/10/2010)	1,551,037
	Exelon Corporation
	Senior Unsecured Notes:
100,000	4.90%, 06/15/2015	106,792
225,000	5.625%, 06/15/2035	217,990
1,000,000	FPL Group Capital,
	Inc., Series D,
	7.30%, 09/01/2067
	(Callable 09/01/2017) @	985,000
396,080	GG1C Funding
	Corporation,
	5.129%, 01/15/2014
	(Callable 09/13/2010)
	(Acquired 11/21/2008;
	Cost $382,651) *	404,334
	Kinder Morgan Energy
	Partners Senior Notes:
100,000	6.50%, 02/01/2037	101,907
350,000	6.95%, 01/15/2038	371,925
535,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	510,925
45,915	Kiowa Power
	Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $48,913) *	46,680
1,000,000	Marathon Oil Corporation
	Senior Unsecured Notes,
	7.50%, 02/15/2019	1,199,113
225,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	253,992
	National Rural
	Utilities Corporation:
200,000	7.25%, 03/01/2012	219,318
600,000	10.375%, 11/01/2018	832,003
125,000	8.00%, 03/01/2032 @	161,156
	Nisource Finance
	Corporation:
100,000	7.875%, 11/15/2010	102,197
536,000	6.15%, 03/01/2013	584,509
1,583,000	5.40%, 07/15/2014	1,691,337
800,000	ONEOK, Inc.,
	7.125%, 04/15/2011	835,342
475,000	Pepco Holdings, Inc.,
	6.125%, 06/01/2017	526,189
1,000,000	PPL Energy Supply,
	LLC Bonds, Series A,
	5.70%, 10/15/2015	1,090,232
1,700,000	PPL Energy Supply LLC
	Senior Unsecured Notes,
	6.20%, 05/15/2016	1,893,975

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.6% (cont.)
Utilities – 7.8% (cont.)
$577,000	PSE&G Power LLC,
	5.32%, 09/15/2016
	(Acquired 06/27/2001
	through 08/17/2009;
	Aggregate
	Cost $537,161) *	$621,816
500,000	Public Service Company
	Of New Mexico,
	7.95%, 05/15/2018	526,637
272,990	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	319,038
300,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $299,502) *	317,839
1,100,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,190,691
800,000	Verizon New York
	Inc., Series A,
	6.875%, 04/01/2012	864,456
	Williams Companies Inc.:
511,000	7.875%, 09/01/2021	585,653
59,000	7.50%, 01/15/2031	62,760
75,000	7.75%, 06/15/2031	80,576
		25,226,417
U.S. Treasury Obligations – 12.9%
	U.S. Treasury Bonds:
4,975,000	2.375%, 03/31/2016 @	5,048,461
18,425,000	6.25%, 08/15/2023 @	23,883,406
10,800,000	5.25%, 11/15/2028 @	12,998,815
		41,930,682
	Total Long-Term
	Investments
	(Cost $305,249,840)	317,957,837

Shares
SHORT-TERM INVESTMENTS – 2.9%
Money Market Mutual Funds – 2.9%
3,534,731	Dreyfus Institutional
	Cash Advantage
	Fund, 0.19% «	3,534,731
6,000,000	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund,
	0.19% «	6,000,000
	Total Short-Term
	Investments
	(Cost $9,534,731)	9,534,731

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 13.9%
Commercial Paper – 0.1%
$344,078	Atlantic East Funding LLC,
	3.059%, 03/25/2011 † **	220,587
	Total Commercial Paper
	(Cost $344,078)	220,587

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Shares		Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 13.9% (cont.)
Investment Companies – 13.8%
44,943,395	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.28% «	$44,943,395
49,642	Reserve Primary
	Fund † **	—
	Total Investment
	Companies
	(Cost $44,989,387)	44,943,395
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $45,333,465)	45,163,982
	Total Investments
	(Cost $360,118,036) – 114.4%	372,656,550
Assets Relating to Securities
Lending Investments – 0.1%
	Support
	Agreement ** ^ a	123,491
	Cash Contribution
	from Transfer
	Agent/Administrator €	45,992
	Total (Cost $0)	169,483
	Liabilities in Excess of
	Other Assets – (14.5)%	(47,091,977)
	TOTAL NET
	ASSETS – 100.0%	$325,734,056

*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

€
Pursuant to a loss reimbursement agreement, the Advisor’s transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund’s ownership of shares of the Reserve Primary Fund, which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$17,716,570	$200,000	$17,916,570
Commercial Mortgage Backed Securities	—	21,279,935	—	21,279,935
Corporate Debt Securities	—	133,200,934	—	133,200,934
Other Government Related Securities	—	1,691,773	—	1,691,773
Residential Mortgage Backed Securities	—	96,129,055	—	96,129,055
Taxable Municipal Bonds	—	5,808,888	—	5,808,888
U.S. Treasury Obligations	—	41,930,682	—	41,930,682
Total Fixed Income	—	317,757,837	200,000	317,957,837
Short-Term Investments
Money Market Mutual Funds	9,534,731	—	—	9,534,731
Total Short-Term Investments	9,534,731	—	—	9,534,731
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	220,587	—	220,587
Money Market Mutual Funds	44,943,395	—	—	44,943,395
Total Investments Purchased with Cash
Proceeds from Securities Lending	44,943,395	220,587	—	45,163,982
Total Investments	$54,478,126	$317,978,424	$200,000	$372,656,550
Assets Relating to Securities Lending Investments	45,992	123,491	—	169,483

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2010 (Unaudited)

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$812,848
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(38,794)
Net purchases (sales)	(205,491)
Transfers in and/or out of Level 3 *	(368,563)
Balance as of June 30, 2010	$200,000

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2010 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/10 – 6/30/10).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2010 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2010

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/10	6/30/10	Period(1)	6/30/10	Period(1)
Baird Short-Term Bond Fund
Institutional Class	0.30%	$1,000.00	$1,026.00	$1.51	$1,023.31	$1.51

Baird Intermediate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,052.10	$1.53	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,050.90	$2.80	$1,022.07	$2.76

Baird Intermediate Municipal
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,023.70	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,022.90	$2.76	$1,022.07	$2.76

Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,061.10	$1.53	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,059.30	$2.81	$1,022.07	$2.76

Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$1,064.30	$1.54	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,063.00	$2.81	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities June 30, 2010 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value	$819,673,437	$791,714,037	$807,510,397	$1,767,440,917	$372,656,550
(cost $813,984,907; $774,949,316; $779,975,336;
$1,732,361,806; & $360,118,036, respectively)
Support Agreement (Note 6)	391,584	989,473	—	1,358,520	123,491
Cash Contribution from Transfer Agent/
Administrator (Note 6)	16,121	114,422	—	213,713	45,992
Interest receivable	9,141,277	7,013,791	9,611,188	15,499,593	3,440,392
Receivable for investments sold or paid down	11,362,780	40,004	—	23,686	15,219
Receivable for Fund shares sold	3,326,567	2,792,074	1,914,741	4,875,760	386,738
Uninvested cash	15,449	104,534	—	43,267	7,922
Total assets	843,927,215	802,768,335	819,036,326	1,789,455,456	376,676,304
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	88,765,163	170,449,546	—	249,494,656	45,341,387
Payable for securities purchased	21,095,683	10,305,443	245,896	15,721,166	4,982,548
Payable for Fund shares repurchased	5,036,348	1,996	453,397	642,527	463,167
Payable to Advisor and Distributor	179,153	153,129	305,576	386,918	97,686
Other liabilities	15,887	112,767	—	220,130	57,460
Total liabilities	115,092,234	181,022,880	1,004,869	266,465,397	50,942,248
NET ASSETS	$728,834,981	$621,745,455	$818,031,457	$1,522,990,059	$325,734,056
NET ASSETS CONSIST OF:
Capital stock	$721,087,033	$604,628,634	$791,172,959	$1,485,221,945	$312,594,666
Undistributed (distributed in excess of)
net investment income	297,271	58,553	380,401	(182,552)	294,678
Accumulated net realized gain (loss)
on investments sold	1,354,442	(810,348)	(1,056,964)	1,299,322	136,715
Net unrealized appreciation on investments,
support agreement and cash contribution
from Transfer Agent/Administrator	6,096,235	17,868,616	27,535,061	36,651,344	12,707,997
NET ASSETS	$728,834,981	$621,745,455	$818,031,457	$1,522,990,059	$325,734,056
INSTITUTIONAL CLASS SHARES
Net Assets	$728,834,981	$614,308,836	$616,887,024	$1,486,886,428	$272,569,151
Shares outstanding ($0.01 par value,
unlimited shares authorized)	75,340,972	56,150,853	53,818,857	140,176,727	25,902,340
Net asset value, offering and
redemption price per share	$9.67	$10.94	$11.46	$10.61	$10.52
INVESTOR CLASS SHARES
Net Assets		$7,436,619	$201,144,433	$ 36,103,631	$53,164,905
Shares outstanding ($0.01 par value,
unlimited shares authorized)		657,028	17,210,584	3,319,784	4,899,113
Net asset value, offering and
redemption price per share		$11.32	$11.69	$10.88	$10.85

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Six Months Ended June 30, 2010 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$11,902,865	$12,590,188	$12,246,181	$35,115,904	$9,581,283
Income from securities lending (Note 6)	40,354	75,146	—	67,612	15,307
Other income	11,863	24,400	63,492	73,622	9,730
Total investment income	11,955,082	12,689,734	12,309,673	35,257,138	9,606,320

EXPENSES:
Investment advisory fee	859,898	713,210	965,645	1,789,603	371,730
Administration fee	171,980	142,642	193,129	357,921	74,346
Distribution expense –
Investor Class Shares (Note 8)	—	8,833	250,680	44,947	61,919
Interest Expense (Note 7)	163	—	82	—	348
Total expenses	1,032,041	864,685	1,409,536	2,192,471	508,343

NET INVESTMENT INCOME	10,923,041	11,825,050	10,900,137	33,064,667	9,097,977

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,756,098	681,195	(218,462)	4,655,494	616,476
Change in unrealized
appreciation/depreciation
on investments, support agreement
and cash contribution from
Transfer Agent/Administrator	5,298,721	16,906,431	7,193,214	47,391,864	8,691,997
Net realized and unrealized
gain on investments	7,054,819	17,587,626	6,974,752	52,047,358	9,308,473

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$17,977,860	$29,412,675	$17,874,889	$85,112,025	$18,406,450
The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Short-Term Bond Fund
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$10,923,041	$17,136,484
Net realized gain (loss) on investments	1,756,098	(319,472)
Change in unrealized appreciation/depreciation on investments, support
agreement and cash contribution from Transfer Agent/Administrator	5,298,721	14,215,370
Net increase in net assets resulting from operations	17,977,860	31,032,382

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	222,822,477	489,964,818
Shares issued to holders in reinvestment of dividends	9,889,417	15,743,300
Cost of shares redeemed	(117,426,366)	(128,314,054)
Net increase in net assets resulting
from capital share transactions	115,285,528	377,394,064

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(10,676,983)	(17,177,276)

TOTAL INCREASE IN NET ASSETS	122,586,405	391,249,170

NET ASSETS:
Beginning of period	606,248,576	214,999,406
End of period (including undistributed net investment
income of $297,271 and $51,213, respectively)	$728,834,981	$606,248,576

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Bond Fund
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$11,825,049	$22,821,731
Net realized gain (loss) on investments	681,195	(1,483,476)
Change in unrealized appreciation/depreciation on investments, support
agreement and cash contribution from Transfer Agent/Administrator	16,906,431	29,816,507
Net increase in net assets resulting from operations	29,412,675	51,154,762

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	97,609,037	178,123,812
Shares issued to holders in reinvestment of dividends	9,949,994	20,178,062
Cost of shares redeemed	(38,056,424)	(97,091,409)
Net increase in net assets resulting
from capital share transactions	69,502,607	101,210,465

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(11,497,682)	(22,664,664)
From net realized gains	—	(920,310)
Total Distributions	(11,497,682)	(23,584,974)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(129,993)	(243,629)
From net realized gains	—	(11,476)
Total Distributions	(129,993)	(255,105)

TOTAL INCREASE IN NET ASSETS	87,287,607	128,525,148

NET ASSETS:
Beginning of period	534,457,848	405,932,700
End of period (including undistributed net investment
income and distributions in excess of net investment
income of $58,553 and $(138,821), respectively)	$621,745,455	$534,457,848

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Municipal Bond Fund
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$10,900,137	$14,095,873
Net realized loss on investments	(218,462)	(222,538)
Change in unrealized appreciation/depreciation on investments	7,193,214	12,959,957
Net increase in net assets resulting from operations	17,874,889	26,833,292

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	211,786,952	641,325,576
Shares issued to holders in reinvestment of dividends	9,649,138	12,682,064
Cost of shares redeemed	(140,735,898)	(180,332,528)
Net increase in net assets resulting
from capital share transactions	80,700,191	473,675,112

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(8,025,977)	(10,821,254)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(2,494,452)	(3,273,926)

TOTAL INCREASE IN NET ASSETS	88,054,651	486,413,224

NET ASSETS:
Beginning of period	729,976,806	243,563,582
End of period (including undistributed net investment
income of $380,401 and $693, respectively)	$818,031,457	$729,976,806

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Aggregate Bond Fund
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$33,064,667	$55,993,940
Net realized gain (loss) on investments	4,655,494	(2,091,077)
Change in unrealized appreciation/depreciation on investments, support
agreement and cash contribution from Transfer Agent/Administrator	47,391,864	53,582,372
Net increase in net assets resulting from operations	85,112,025	107,485,235

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	339,128,657	699,713,940
Shares issued to holders in reinvestment of dividends	28,881,807	48,292,146
Cost of shares redeemed	(294,425,675)	(272,921,659)
Net increase in net assets resulting
from capital share transactions	73,584,789	475,084,427

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(32,224,533)	(55,302,673)
From net realized gains	—	(228,095)
Total Distributions	(32,224,533)	(55,530,768)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(763,401)	(1,622,760)
From net realized gains	—	(5,836)
Total Distributions	(763,401)	(1,628,596)

TOTAL INCREASE IN NET ASSETS	125,708,880	525,410,298

NET ASSETS:
Beginning of period	1,397,281,179	871,870,881
End of period (including distributions in excess of net investment
income of $(182,552) and $(259,285), respectively)	$1,522,990,059	$1,397,281,179

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Core Plus Bond Fund
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$9,097,977	$14,710,368
Net realized gain (loss) on investments	616,476	(503,979)
Change in unrealized appreciation/depreciation on investments, support
agreement and cash contribution from Transfer Agent/Administrator	8,691,997	17,693,160
Net increase in net assets resulting from operations	18,406,450	31,899,549

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	82,155,469	102,894,269
Shares issued to holders in reinvestment of dividends	8,302,590	14,010,899
Cost of shares redeemed	(35,084,911)	(61,466,420)
Net increase in net assets resulting
from capital share transactions	55,373,148	55,438,748

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(7,366,960)	(12,301,553)
From net realized gains	—	(387,585)
Total Distributions	(7,366,960)	(12,689,138)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,380,540)	(2,433,595)
From net realized gains	—	(80,519)
Total Distributions	(1,380,540)	(2,514,114)

TOTAL INCREASE IN NET ASSETS	65,032,098	72,135,045

NET ASSETS:
Beginning of period	260,701,958	188,566,913
End of period (including undistributed net investment
income and distributions in excess of net investment income
of $294,678 and $(55,799), respectively)	$325,734,056	$260,701,958

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Short-Term Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of period	$9.57		$9.25	$9.91	$9.81	$9.79	$9.93
Income from investment operations:
Net investment income	0.15		0.41	0.52	0.48	0.43	0.33
Net realized and unrealized
gains (losses) on investments	0.10		0.32	(0.67)	0.10	0.02	(0.15)
Total from investment operations	0.25		0.73	(0.15)	0.58	0.45	0.18
Less distributions:
Dividends from net investment income	(0.15)		(0.41)	(0.51)	(0.48)	(0.43)	(0.32)
Net asset value, end of period	$9.67		$9.57	$9.25	$9.91	$9.81	$9.79
Total return	2.60	%(1)	8.14%	(1.79)%	6.08%	4.65%	1.85%
Supplemental data and ratios:
Net assets, end of period	$728,834,981		$606,248,576	$214,999,406	$199,090,483	$148,604,711	$97,057,968
Ratio of expenses to average net assets	0.30	%(2)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	3.18	%(2)	4.28%	5.01%	5.00%	4.48%	3.52%
Portfolio turnover rate	29.0	%(1)	55.5%	98.5%	36.6%	41.1%	31.8%

(1) Not annualized.
(2) Annualized.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of period	$10.61		$10.00	$10.62	$10.52	$10.55	$10.83
Income from investment operations:
Net investment income	0.22		0.51 (1)	0.55	0.54	0.51	0.46
Net realized and unrealized
gains (losses) on investments	0.33		0.63	(0.64)	0.10	(0.03)	(0.27)
Total from investment operations	0.55		1.14	(0.09)	0.64	0.48	0.19
Less distributions:
Dividends from net investment income	(0.22)		(0.51)	(0.53)	(0.54)	(0.51)	(0.47)
Distributions from net realized gains	—		(0.02)	—	—	—	—
Total distributions	(0.22)		(0.53)	(0.53)	(0.54)	(0.51)	(0.47)
Net asset value, end of period	$10.94		$10.61	$10.00	$10.62	$10.52	$10.55
Total return	5.21	%(2)	11.76%	(0.91)%	6.24%	4.70%	1.77%
Supplemental data and ratios:
Net assets, end of period	$614,308,836		$527,750,216	$401,914,872	$398,321,566	$326,835,399	$231,800,807
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	4.15	%(3)	4.92%	5.14%	5.13%	4.90%	4.34%
Portfolio turnover rate(4)	11.3	%(2)	38.6%	32.9%	42.5%	44.8%	42.1%

(1) Calculated using average shares outstanding during the period.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of period	$10.97		$10.32	$10.96	$10.85	$10.86	$11.13
Income from investment operations:
Net investment income	0.21		0.50 (1)	0.52	0.52	0.50	0.45
Net realized and unrealized
gains (losses) on investments	0.35		0.65	(0.65)	0.10	(0.03)	(0.28)
Total from investment operations	0.56		1.15	(0.13)	0.62	0.47	0.17
Less distributions:
Dividends from net investment income	(0.21)		(0.48)	(0.51)	(0.51)	(0.48)	(0.44)
Distributions from net realized gains	—		(0.02)	—	—	—	—
Total distributions	(0.21)		(0.50)	(0.51)	(0.51)	(0.48)	(0.44)
Net asset value, end of period	$11.32		$10.97	$10.32	$10.96	$10.85	$10.86
Total return	5.09	%(2)	11.51%	(1.31)%	5.89%	4.47%	1.56%
Supplemental data and ratios:
Net assets, end of period	$7,436,619		$6,707,632	$4,017,828	$3,276,351	$1,207,214	$2,829,659
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	3.90	%(3)	4.67%	4.89%	4.88%	4.65%	4.09%
Portfolio turnover rate(4)	11.3	%(2)	38.6%	32.9%	42.5%	44.8%	42.1%

(1) Calculated using average shares outstanding during the period.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of period	$11.35		$10.98	$10.69	$10.55	$10.56	$10.81
Income from investment operations:
Net investment income	0.16		0.32 (1)	0.39 (1)	0.37 (1)	0.39 (1)	0.39 (1)
Net realized and unrealized
gains (losses) on investments	0.11		0.36	0.28	0.14	(0.01)	(0.25)
Total from investment operations	0.27		0.68	0.67	0.51	0.38	0.14
Less distributions:
Dividends from net investment income	(0.16)		(0.31)	(0.38)	(0.37)	(0.39)	(0.39)
Net asset value, end of period	$11.46		$11.35	$10.98	$10.69	$10.55	$10.56
Total return	2.37	%(2)	6.22%	6.37%	4.93%	3.69%	1.33%
Supplemental data and ratios:
Net assets, end of period	$616,887,024		$533,313,125	$226,148,164	$106,583,763	$64,932,629	$53,831,848
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	2.89	%(3)	2.83%	3.58%	3.44%	3.72%	3.64%
Portfolio turnover rate(4)	2.0	%(2)	0.7%	0.9%	5.6%	25.1%	13.7%

(1) Calculated using average shares outstanding during the period.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of period	$11.57		$11.19	$10.90	$10.75	$10.75	$10.99
Income from investment operations:
Net investment income	0.15		0.29 (1)	0.36 (1)	0.35 (1)	0.37 (1)	0.37 (1)
Net realized and unrealized
gains (losses) on investments	0.11		0.37	0.28	0.14	(0.01)	(0.25)
Total from investment operations	0.26		0.66	0.64	0.49	0.36	0.12
Less distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.35)	(0.34)	(0.36)	(0.36)
Net asset value, end of period	$11.69		$11.57	$11.19	$10.90	$10.75	$10.75
Total return	2.29	%(2)	5.95%	6.02%	4.68%	3.44%	1.13%
Supplemental data and ratios:
Net assets, end of period	$201,144,433		$196,663,681	$17,415,418	$396,464	$544,878	$1,491,666
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	2.64	%(3)	2.58%	3.33%	3.19%	3.47%	3.39%
Portfolio turnover rate(4)	2.0	%(2)	0.7%	0.9%	5.6%	25.1%	13.7%

(1) Calculated using average shares outstanding during the period.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009		2008	2007	2006		2005
Per Share Data:
Net asset value, beginning of period	$10.23		$9.74		$10.54	$10.51	$10.54		$10.74
Income from investment operations:
Net investment income	0.24		0.54		0.56	0.54	0.52		0.49 (1)
Net realized and unrealized
gains (losses) on investments	0.38		0.49		(0.81)	0.03	(0.03)		(0.19)
Total from investment operations	0.62		1.03		(0.25)	0.57	0.49		0.30
Less distributions:
Dividends from net investment income	(0.24)		(0.54)		(0.55)	(0.54)	(0.52)		(0.49)
Distributions from net realized gains	—		(0.00	)(2)	—	—	(0.00	)(2)	(0.01)
Total distributions	(0.24)		(0.54)		(0.55)	(0.54)	(0.52)		(0.50)
Net asset value, end of period	$10.61		$10.23		$9.74	$10.54	$10.51		$10.54
Total return	6.11	%(3)	10.88%		(2.36)%	5.61%	4.88%		2.85%
Supplemental data and ratios:
Net assets, end of period	$1,486,886,428		$362,164,059		$842,724,670	$725,580,384	$334,907,855		$227,132,399
Ratio of expenses to average net assets	0.30	%(4)	0.30%		0.30%	0.30%	0.30%		0.30%
Ratio of net investment income
to average net assets	4.63	%(4)	5.37%		5.46%	5.37%	5.11%		4.56%
Portfolio turnover rate(5)	20.0	%(3)	37.7%		21.9%	33.6%	52.4%		46.0%

(1) Calculated using average shares outstanding during the period.
(2) Amount is less than ($0.01).
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009		2008	2007	2006		2005
Per Share Data:
Net asset value, beginning of period	$10.48		$9.97		$10.78	$10.73	$10.75		$10.95
Income from investment operations:
Net investment income	0.23		0.52		0.52	0.53	0.50		0.47 (1)
Net realized and unrealized
gains (losses) on investments	0.39		0.50		(0.81)	0.04	(0.02)		(0.19)
Total from investment operations	0.62		1.02		(0.29)	0.57	0.48		0.28
Less distributions:
Dividends from net investment income	(0.22)		(0.51)		(0.52)	(0.52)	(0.50)		(0.47)
Distributions from net realized gains	—		(0.00	)(2)	—	—	(0.00	)(2)	(0.01)
Total distributions	(0.22)		(0.51)		(0.52)	(0.52)	(0.50)		(0.48)
Net asset value, end of period	$10.88		$10.48		$9.97	$10.78	$10.73		$10.75
Total return	5.93	%(3)	10.55%		(2.63)%	5.45%	4.61%		2.54%
Supplemental data and ratios:
Net assets, end of period	$36,103,631		$35,117,120		$29,146,211	$14,363,416	$1,848,622		$1,289,926
Ratio of expenses to average net assets	0.55	%(4)	0.55%		0.55%	0.55%	0.55%		0.55%
Ratio of net investment income
to average net assets	4.38	%(4)	5.12%		5.21%	5.12%	4.86%		4.31%
Portfolio turnover rate(5)	20.0	%(3)	37.7%		21.9%	33.6%	52.4%		46.0%

(1) Calculated using average shares outstanding during the period.
(2) Amount is less than ($0.01).
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issue

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of period	$10.18		$9.46	$10.22	$10.16	$10.06	$10.38
Income from investment operations:
Net investment income	0.32		0.65 (1)	0.56 (1)	0.54 (1)	0.55 (1)	0.51 (1)
Net realized and unrealized
gains (losses) on investments	0.33		0.74	(0.73)	0.05	0.09	(0.28)
Total from investment operations	0.65		1.39	(0.17)	0.59	0.64	0.23
Less distributions:
Dividends from net investment income	(0.31)		(0.65)	(0.55)	(0.53)	(0.54)	(0.54)
Distributions from net realized gains	—		(0.02)	(0.04)	—	—	(0.01)
Total distributions	(0.31)		(0.67)	(0.59)	(0.53)	(0.54)	(0.55)
Net asset value, end of period	$10.52		$10.18	$9.46	$10.22	$10.16	$10.06
Total return	6.43	%(2)	15.36%	(1.79)%	5.99%	6.58%	2.23%
Supplemental data and ratios:
Net assets, end of period	$272,569,151		$215,194,337	$158,983,325	$114,421,895	$51,551,017	$32,173,459
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	6.16	%(3)	6.67%	5.61%	5.41%	5.49%	4.92%
Portfolio turnover rate(4)	20.9	%(2)	33.2%	27.7%	47.4%	62.0%	37.6%

(1) Calculated using average shares outstanding during the period.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of period	$10.49		$9.72	$10.50	$10.42	$10.30	$10.62
Income from investment operations:
Net investment income	0.31		0.64 (1)	0.53 (1)	0.53 (1)	0.54 (1)	0.49 (1)
Net realized and unrealized
gains (losses) on investments	0.34		0.78	(0.74)	0.06	0.09	(0.29)
Total from investment operations	0.65		1.42	(0.21)	0.59	0.63	0.20
Less distributions:
Dividends from net investment income	(0.29)		(0.63)	(0.53)	(0.51)	(0.51)	(0.51)
Distributions from net realized gains	—		(0.02)	(0.04)	—	—	(0.01)
Total distributions	(0.29)		(0.65)	(0.57)	(0.51)	(0.51)	(0.52)
Net asset value, end of period	$10.85		$10.49	$9.72	$10.50	$10.42	$10.30
Total return	6.30	%(2)	15.06%	(2.07)%	5.80%	6.34%	1.93%
Supplemental data and ratios:
Net assets, end of period	$53,164,905		$45,507,621	$29,583,588	$2,473,660	$288,928	$449,709
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	5.91	%(3)	6.42%	5.36%	5.16%	5.24%	4.67%
Portfolio turnover rate(4)	20.9	%(2)	33.2%	27.7%	47.4%	62.0%	37.6%

(1) Calculated using average shares outstanding during the period.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

1.ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund (each, a “Fund” and collectively, the “Funds”), five of the eight portfolios comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class shares on August 31, 2004.  The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index.  The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index. The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing NAV, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC, the Funds’ independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  Debt securities are valued by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 will require new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

b)
Unregistered Securities – Four of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  The value of such securities for the Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds were $102,749,371 (14.10% of net assets), $55,326,171 (8.90% of net assets), $113,464,216 (7.45% of net assets) and $14,944,263 (4.59% of net assets), respectively, at June 30, 2010. Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of June 30, 2010 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and the vast majority have been deemed to be liquid.  The Baird Intermediate Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds each hold a restricted security that has been deemed illiquid.  The value of the illiquid security held in the respective Funds is $25 (0.0% of net assets) in the Baird Intermediate Bond Fund, $1,300,000 (0.1% of net assets) in the Baird Aggregate Bond Fund and $200,000 (0.1% of net assets) in the Baird Core Plus Bond Fund.

c)
Foreign Securities – Foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Federal Income Taxes – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2009, or for any other tax years which are open for exam. As of June 30, 2010, open tax years include the tax years ended December 31, 2006 through 2009. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)	Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Other – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums  and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD SHORT-TERM BOND FUND
	Six Months Ended			Year Ended
	June 30, 2010			December 31, 2009
Institutional Class Shares	Shares	Amount	Institutional Class Shares	Shares	Amount
Shares sold	23,104,826	$222,822,477	Shares sold	51,660,852	$489,964,818
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,026,162	9,889,417	reinvestment of dividends	2,122,851	15,743,300
Shares redeemed	(12,166,556)	(117,426,366)	Shares redeemed	(13,654,484)	(128,314,054)
Net increase	11,964,432	$115,285,528	Net increase	40,129,219	$377,394,064
Shares Outstanding:			Shares Outstanding:
Beginning of period	63,376,540		Beginning of period	23,247,321
End of period	75,340,972		End of period	63,376,540

BAIRD INTERMEDIATE BOND FUND
	Six Months Ended			Six Months Ended
	June 30, 2010			June 30, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	8,839,126	$95,313,863	Shares sold	205,773	$2,295,174
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	910,989	9,824,901	reinvestment of dividends	11,222	125,093
Shares redeemed	(3,351,077)	(36,143,251)	Shares redeemed	(171,591)	(1,913,173)
Net increase	6,399,038	$68,995,513	Net increase	45,404	$507,094
Shares Outstanding:			Shares Outstanding:
Beginning of period	49,751,815		Beginning of period	611,624
End of period	56,150,853		End of period	657,028

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD INTERMEDIATE BOND FUND (cont.)
	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	16,872,604	$174,429,260	Shares sold	347,459	$3,694,552
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,929,787	19,930,214	reinvestment of dividends	23,175	247,848
Shares redeemed	(9,254,232)	(95,499,335)	Shares redeemed	(148,358)	(1,592,074)
Net increase	9,548,159	$98,860,139	Net increase	222,276	$2,350,326
Shares Outstanding:			Shares Outstanding:
Beginning of period	40,203,656		Beginning of period	389,348
End of period	49,751,815		End of period	611,624

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
	Six Months Ended			Six Months Ended
	June 30, 2010			June 30, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	13,659,125	$155,895,884	Shares sold	4,809,609	$55,891,067
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	634,281	7,231,792	reinvestment of dividends	207,951	2,417,346
Shares redeemed	(7,457,192)	(84,988,995)	Shares redeemed	(4,802,715)	(55,746,903)
Net increase	6,836,214	$78,138,681	Net increase	214,845	$2,561,510
Shares Outstanding:			Shares Outstanding:
Beginning of period	46,982,643		Beginning of period	16,995,739
End of period	53,818,857		End of period	17,210,584

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD INTERMEDIATE MUNICIPAL BOND FUND (cont.)
	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	36,828,950	$414,425,545	Shares sold	19,786,729	$226,900,031
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	843,085	9,510,007	reinvestment of dividends	275,652	3,172,057
Shares redeemed	(11,284,390)	(127,288,012)	Shares redeemed	(4,622,830)	(53,044,516)
Net increase	26,387,645	$296,647,540	Net increase	15,439,551	$177,027,572
Shares Outstanding:			Shares Outstanding:
Beginning of period	20,594,998		Beginning of period	1,556,188
End of period	46,982,643		End of period	16,995,739

BAIRD AGGREGATE BOND FUND
	Six Months Ended			Six Months Ended
	June 30, 2010			June 30, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	32,125,489	$334,851,863	Shares sold	400,209	$4,276,794
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	2,698,812	28,145,265	reinvestment of dividends	68,907	736,542
Shares redeemed	(27,793,513)	(289,072,861)	Shares redeemed	(499,052)	(5,352,814)
Net increase	7,030,789	$73,924,267	Net decrease	(29,936)	$(339,478)
Shares Outstanding:			Shares Outstanding:
Beginning of period	133,145,938		Beginning of period	3,349,720
End of period	140,176,727		End of period	3,319,784

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD AGGREGATE BOND FUND (cont.)
	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	68,500,208	$686,029,625	Shares sold	1,350,250	$13,684,315
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	4,709,712	46,694,029	reinvestment of dividends	157,672	1,598,117
Shares redeemed	(26,546,959)	(262,021,867)	Shares redeemed	(1,080,732)	(10,899,792)
Net increase	46,662,961	$470,701,787	Net increase	427,190	$4,382,640
Shares Outstanding:			Shares Outstanding:
Beginning of period	86,482,977		Beginning of period	2,922,530
End of period	133,145,938		End of period	3,349,720

BAIRD CORE PLUS BOND FUND
	Six Months Ended			Six Months Ended
	June 30, 2010			June 30, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	6,858,730	$71,065,658	Shares sold	1,036,363	$11,089,811
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	675,449	7,015,460	reinvestment of dividends	120,228	1,287,130
Shares redeemed	(2,767,395)	(28,709,206)	Shares redeemed	(595,172)	(6,375,705)
Net increase	4,766,784	$49,371,912	Net increase	561,419	$6,001,236
Shares Outstanding:			Shares Outstanding:
Beginning of period	21,135,556		Beginning of period	4,337,694
End of period	25,902,340		End of period	4,899,113

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD CORE PLUS BOND FUND (cont.)
	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	8,147,236	$79,141,942	Shares sold	2,376,910	$23,752,327
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,196,156	11,727,096	reinvestment of dividends	226,153	2,283,803
Shares redeemed	(5,021,984)	(48,391,591)	Shares redeemed	(1,307,694)	(13,074,829)
Net increase	4,321,408	$42,477,447	Net increase	1,295,369	$12,961,301
Shares Outstanding:			Shares Outstanding:
Beginning of period	16,814,148		Beginning of period	3,042,325
End of period	21,135,556		End of period	4,337,694

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$86,531,179	$67,940,758	$—	$97,706,677	$44,328,962
Other	$216,842,018	$75,258,775	$131,017,550	$277,058,160	$47,469,976
Sales:
U.S. Government	$62,377,980	$23,550,666	$—	$152,796,461	$38,021,724
Other	$131,547,196	$39,185,688	$15,361,300	$125,920,643	$22,805,314

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At December 31, 2009, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$747,195,034	$731,367,433	$696,658,134	$1,679,982,119	$302,195,243
Gross unrealized appreciation	$9,016,085	$13,821,023	$20,978,848	$36,436,769	$13,742,755
Gross unrealized depreciation	(8,261,947)	(12,997,659)	(642,400)	(48,060,047)	(9,782,554)
Net unrealized
appreciation/(depreciation)	$754,138	$823,364	$20,336,448	$(11,623,278)	$3,960,201
Undistributed ordinary income	$70,771	$—	$—	$—	$—
Undistributed long-term capital gain	—	—	693	—	—
Total distributable earnings	$70,771	$—	$693	$—	$—
Other accumulated losses	$(377,838)	$(1,491,543)	$(833,103)	$(2,732,699)	$(479,761)
Total accumulated earnings (losses)	$447,071	$(668,179)	$19,504,038	$(14,355,977)	$3,480,440

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended			Year Ended
	June 30, 2010			December 31, 2009
		Distribution			Distribution
	Ordinary	in Excess of	Long-Term	Ordinary	in Excess of	Long-Term
	Income	Ordinary	Capital Gains	Income	Ordinary	Capital Gains
	Distributions	Income	Distributions	Distributions	Income	Distributions
Baird Short-Term Bond Fund	$10,676,983	$—	$—	$17,177,276	$—	$—
Baird Intermediate Bond Fund	$11,627,675	$—	$—	$22,785,368	$123,303	$931,408
Baird Intermediate Municipal
Bond Fund	$—	$—	$—	$290,339	$—	$—
Baird Aggregate Bond Fund	$32,987,934	$—	$—	$57,128,006	$31,358	$—
Baird Core Plus Bond Fund	$8,747,500	$—	$—	$14,914,638	$14,375	$274,239

For the six month period ended June 30, 2010 and the year ended December 31, 2009, distributions of $10,520,429 and $13,804,841, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2009, capital losses occurring between November 1, 2009 and December 31, 2009 that were deferred for the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund were $25,777, $1,302,764, $20,839, $394,498 and $400,265, respectively.

At December 31, 2009, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird Short-Term Bond Fund	$16,864	2014
	335,197	2017

Baird Intermediate Bond Fund	188,779	2017

Baird Intermediate Municipal Bond Fund	6,626	2012
	184,660	2013
	51,283	2014
	76,723	2015
	290,404	2016
	202,568	2017

Baird Aggregate Bond Fund	2,338,201	2017

Baird Core Plus Bond Fund	79,496	2017

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

To the extent these Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.  During the year ended December 31, 2009, none of the Funds utilized capital loss carryovers.

5.INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.SECURITIES LENDING

Each Fund (other than the Intermediate Municipal Bond Fund) may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by FAF Advisors, Inc., an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2010, the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

6.SECURITIES LENDING (cont.)

As of June 30, 2010, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Short-Term Bond Fund	$86,918,120	$88,765,163
Baird Intermediate Bond Fund	166,954,054	170,449,546
Baird Aggregate Bond Fund	244,910,403	249,494,656
Baird Core Plus Bond Fund	44,337,075	45,341,387

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in short-term securities including the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act), other money market funds, certificates of deposit, commercial paper, corporate notes, government agency securities and repurchase agreements.  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2010.  The Funds intend to invest all of the cash collateral from securities lending in the Mount Vernon Securities Lending Prime Portfolio once their existing cash collateral holdings mature or are liquidated or otherwise paid down.  At June 30, 2010, all of the cash collateral from securities lending was invested in the Mount Vernon Securities Lending Prime Portfolio, plus an interest in Atlantic East Funding LLC and shares of the Reserve Primary Fund. The Funds’ interest in Atlantic East Funding LLC and the Reserve Primary Fund are priced at fair value by the Valuation Committee of the Advisor. The fair value of the Funds’ interest in Atlantic East Funding LLC is based on the underlying market values of the securities owned by Atlantic East Funding LLC, which are determined by independent pricing sources.  In addition, the Funds’ transfer agent and administrator and securities lending agent entered into a support agreement with the Funds to cover potential losses realized by the Funds’ on their investment in Atlantic East Funding LLC (up to a certain amount). The amounts agreed to be provided to the Funds under the support agreement are shown in the Funds’ schedules of investments and statements of assets and liabilities.  At June 30, 2010, the fair value of the Funds’ interest in Atlantic East Funding LLC, plus the amounts payable under the support agreement, amounted to 100% of the outstanding par value of the Funds’ interest in Atlantic East Funding LLC.

The fair value of the Reserve Primary Fund shares owned by the Funds is based on publicly available information, including information posted on the Reserve Primary Fund’s website and the terms of a plan of distribution approved by a federal district court. In addition, pursuant to a loss reimbursement agreement, the Funds’ transfer agent and administrator made a cash contribution to the Funds to cover anticipated losses realized from the Funds’ ownership of shares of the Reserve Primary Fund.  The amounts of the cash contribution made to the Funds are shown in the Funds’ schedules of investments and statements of assets and liabilities. At June 30, 2010, the cash contribution made by the Funds’ transfer agent and administrator was in excess of the amounts necessary to cover the difference between the fair value of the Reserve Primary Fund shares owned by the Funds and the amount paid by the Funds for such shares ($1.00 per share).  The amounts of the excess cash contribution were $3,437 for the Baird Short-Term Bond Fund, $24,400 for the Baird Intermediate Bond Fund, $45,573 for the Baird Aggregate Bond Fund and $9,807 for the Baird Core Plus Bond Fund and were recorded as income to the Funds during the six months ended June 30, 2010.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

6.SECURITIES LENDING (cont.)

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations.  Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2010 for the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund were $40,354, $75,146, $67,612, and $15,307, respectively.

7.LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 2.25% for the six months of 2010).  For the six months ended June 30, 2010, the Baird Short-Term Bond Fund, Baird Intermediate Municipal Bond Fund, and Baird Core Plus Bond Fund incurred $163, $82 and $348 in interest charges, respectively, on average daily loan balances of $16,331, $7,282 and $31,608, respectively.  The Baird Intermediate Bond Fund and Baird Aggregate Bond Fund did not borrow from the LOC during the period.

8.DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Intermediate Bond, Baird Intermediate Municipal Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds incurred $8,833, $250,680, $44,947 and $61,919, respectively, in fees pursuant to the Plan during the six months ending June 30, 2010.

9.SUBSEQUENT EVENT

In preparing these financial statements, the Corporation has evaluated events after June 30, 2010.  There were no subsequent events since June 30, 2010 that would require adjustment to or additional disclosure in these financial statements.

Additional Information
Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Frederick P. Stratton, Jr.
Cory L. Nettles
Marlyn J. Spear

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Semi-Annual Report - Baird Funds

June 30, 2010

Baird LargeCap Fund
Baird MidCap Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird LargeCap Fund

A June 30, 2010 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 1000® Growth Index is shown below.

Top 10 Holdings*		Equity Sector Analysis**
Apple Inc.	4.2%
Emerson Electric Company	4.0%
EMC Corporation	3.6%
Danaher Corporation	3.2%
Express Scripts, Inc.	3.1%
The Goldman Sachs Group, Inc.	2.9%
Hewlett-Packard Company	2.7%
Southwestern Energy Company	2.7%
C.H. Robinson Worldwide, Inc.	2.7%
Praxair, Inc.	2.6%

Net Assets:	$18,891,694
Portfolio Turnover Rate:	35.6%†
Number of Equity Holdings:	56

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.75%
INVESTOR CLASS:	1.00%****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2010.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2010, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2011.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird LargeCap Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2010	Six Months	One Year	Five Years	Since Inception(1)
Institutional Class Shares	-8.19%	10.29%	-2.37%	-3.27%
Investor Class Shares	-8.20%	10.06%	-2.56%	-3.51%
Russell 1000® Growth Index(2)	-7.65%	13.62%	0.38%	-4.73%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2010.
(2)
The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund

Schedule of Investments June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS – 98.9%
Aerospace & Defense – 1.2%
2,191	Precision
	Castparts Corp.@	$225,498
Air Freight & Logistics – 2.7%
9,157	C.H. Robinson
	Worldwide, Inc.	509,679
Auto Components – 2.2%
15,440	Johnson Controls, Inc.	414,873
Biotechnology – 0.7%
3,837	Gilead Sciences, Inc.*	131,532
Capital Markets – 5.8%
4,123	The Goldman Sachs
	Group, Inc.@	541,226
9,716	State Street Corporation	328,595
5,264	T. Rowe Price Group, Inc.	233,669
		1,103,490
Chemicals – 4.0%
5,955	Ecolab, Inc.	267,439
6,338	Praxair, Inc.	481,625
		749,064
Commercial Banks – 2.4%
3,100	PNC Financial
	Services Group, Inc.	175,150
10,775	Wells Fargo & Company	275,840
		450,990
Commercial Services & Supplies – 1.9%
5,535	Iron Mountain
	Incorporated*@	124,316
3,500	Stericycle, Inc.*@	229,530
		353,846
Communications Equipment – 3.6%
19,675	Juniper Networks, Inc.*@	448,983
6,800	QUALCOMM
	Incorporated	223,312
		672,295
Computers & Peripherals – 10.5%
3,124	Apple Inc.*	785,779
36,731	EMC Corporation*	672,177
11,925	Hewlett-Packard Company	516,114
		1,974,070
Diversified Financial Services – 0.8%
4,134	J.P. Morgan Chase & Co.	151,346
Electrical Equipment – 5.8%
9,525	ABB Limited – ADR f @	164,592
17,482	Emerson Electric Company	763,788
3,075	Roper Industries, Inc.	172,077
		1,100,457
Electronic Equipment, Instruments
& Components – 4.6%
10,475	Agilent Technologies, Inc.*	297,804
26,648	Corning Incorporated	430,365
2,350	Dolby Laboratories,
	Inc. – Class A*@	147,322
		875,491
Energy Equipment & Services – 1.3%
4,512	Schlumberger Limited f @	249,694
Food & Staples Retailing – 1.6%
10,571	Sysco Corporation	302,014
Health Care Equipment & Supplies – 2.4%
3,616	Baxter International, Inc.	146,954
6,100	Stryker Corporation	305,366
		452,320
Health Care Providers & Services – 4.1%
12,625	Express Scripts, Inc.*	593,628
6,300	UnitedHealth Group
	Incorporated	178,920
		772,548
Hotels, Restaurants & Leisure – 1.1%
12,700	International Game
	Technology@	199,390

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS – 98.9% (cont.)
Household Products – 1.3%
3,775	Church &
	Dwight Co., Inc.	$236,730
Insurance – 1.5%
6,825	Aflac, Inc.	291,223
Internet & Catalog Retail – 1.3%
2,308	Amazon.com, Inc.*@	252,172
Internet Software & Services – 4.3%
10,250	Akamai Technologies,
	Inc.*@	415,843
875	Google, Inc. – Class A*	389,331
		805,174
IT Services – 3.5%
6,375	Cognizant Technology
	Solutions Corporation –
	Class A*	319,133
1,736	MasterCard, Inc. – Class A	346,384
		665,517
Life Sciences Tools & Services – 1.7%
6,646	Thermo Fisher
	Scientific, Inc.*	325,986
Machinery – 3.8%
16,384	Danaher Corporation	608,173
2,375	Joy Global Inc.	118,964
		727,137
Media – 2.1%
9,875	Scripps Networks
	Interactive – Class A	398,358
Multiline Retail – 3.5%
4,610	Kohl’s Corporation*	218,975
9,120	Target Corporation	448,429
		667,404
Oil, Gas & Consumable Fuels – 3.7%
2,425	Occidental Petroleum
	Corporation	187,089
13,200	Southwestern
	Energy Company*	510,048
		697,137
Pharmaceutical – 2.0%
6,625	Allergan, Inc.	385,973
Semiconductors & Semiconductor Equipment – 3.7%
17,990	Altera Corporation@	446,332
7,632	Broadcom Corporation –
	Class A*@	251,627
		697,959
Software – 4.2%
8,080	Adobe Systems,
	Incorporated*	213,554
5,125	McAfee Inc.*	157,440
4,975	Salesforce.com, Inc.*@	426,955
		797,949
Specialty Retail – 3.5%
9,975	O ’Reilly Automotive, Inc.*	474,411
9,879	Staples, Inc.	188,195
		662,606
Trading Companies & Distributors – 2.1%
7,872	Fastenal Company@	395,096
	Total Common Stocks
	(Cost $17,178,204)	18,695,018
SHORT-TERM INVESTMENTS – 1.2%
Money Market Mutual Fund – 1.2%
224,156	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund,
	0.24%«	224,156
	Total Short-Term
	Investments
	(Cost $224,156)	224,156

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 20.4%
Commercial Paper – 0.7%
$199,395	Atlantic East
	Funding LLC,
	3.059%, 03/25/11†**	$127,831
	Total Commercial Paper
	(Cost $199,395)	127,831

Shares
Investment Companies – 19.7%
3,725,224	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.28%«	3,725,224
7,689	Reserve Primary Fund†**	—
	Total Investment
	Companies
	(Cost $3,732,347)	3,725,224
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $3,931,742)	3,853,055
	Total Investments
	(Cost $21,334,102) – 120.5%	22,772,229
Assets Relating to Securities
Lending Investments – 0.4%
	Support Agreement* a **	71,564
	Cash Contribution from
	Transfer
	Agent/Administrator €	7,123
	Total (Cost $0)	78,687
	Liabilities in Excess of
	Other Assets – (20.9)%	(3,959,222)
	TOTAL NET
	ASSETS – 100.0%	$18,891,694

*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2010.
f	Foreign Security
«	7-Day Yield
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

€
Pursuant to a loss reimbursement agreement, the Advisor’s transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund’s ownership of shares of the Reserve Primary Fund, which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird LargeCap Fund

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Aerospace & Defense	$225,498	$—	$—	$225,498
Air Freight & Logistics	509,679	—	—	509,679
Auto Components	414,873	—	—	414,873
Biotechnology	131,532	—	—	131,532
Capital Markets	1,103,490	—	—	1,103,490
Chemicals	749,064	—	—	749,064
Commercial Banks	450,990	—	—	450,990
Commercial Services & Supplies	353,846	—	—	353,846
Communications Equipment	672,295	—	—	672,295
Computers & Peripherals	1,974,070	—	—	1,974,070
Diversified Financial Services	151,346	—	—	151,346
Electrical Equipment	1,100,457	—	—	1,100,457
Electronic Equipment, Instruments & Components	875,491	—	—	875,491
Energy Equipment & Services	249,694	—	—	249,694
Food & Staples Retailing	302,014	—	—	302,014
Health Care Equipment & Supplies	452,320	—	—	452,320
Health Care Providers & Services	772,548	—	—	772,548
Hotels, Restaurants & Leisure	199,390	—	—	199,390
Household Products	236,730	—	—	236,730
Insurance	291,223	—	—	291,223
Internet & Catalog Retail	252,172	—	—	252,172
Internet Software & Services	805,174	—	—	805,174
IT Services	665,517	—	—	665,517
Life Science Tools & Services	325,986	—	—	325,986
Machinery	727,137	—	—	727,137
Media	398,358	—	—	398,358
Multiline Retail	667,404	—	—	667,404
Oil, Gas & Consumable Fuels	697,137	—	—	697,137
Pharmaceutical	385,973	—	—	385,973
Semiconductors & Semiconductor Equipment	697,959	—	—	697,959
Software	797,949	—	—	797,949
Specialty Retail	662,606	—	—	662,606
Trading Companies & Distributors	395,096	—	—	395,096
Total Equity	18,695,018	—	—	18,695,018
Short-Term Investments
Money Market Mutual Fund	224,156	—	—	224,156
Total Short-Term Investments	224,156	—	—	224,156
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	127,831	—	127,831
Money Market Mutual Funds	3,725,224	—	—	3,725,224
Total Investments Purchased with
Cash Proceeds from Securities Lending	3,725,224	127,831	—	3,853,055
Total Investments	$22,644,398	$127,831	$—	$22,772,229
Assets Relating to Securities Lending Investments	7,123	71,564	—	78,687

Baird LargeCap Fund

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$37,834
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(6,008)
Net purchases (sales)	(31,826)
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2010	$—

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird MidCap Fund

A June 30, 2010 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings*		Equity Sector Analysis**
O ’Reilly Automotive, Inc.	3.0%
Church & Dwight Co., Inc.	2.6%
Alliance Data Systems Corporation	2.4%
Stericycle, Inc.	2.4%
99 Cents Only Stores	2.4%
Plexus Corporation	2.4%
Thoratec Corporation	2.3%
NuVasive, Inc.	2.3%
Scripps Networks Interactive	2.2%
ANSYS, Inc.	2.2%
Net Assets:	$27,573,346
Portfolio Turnover Rate:	33.3%†
Number of Equity Holdings:	56
Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.85%
INVESTOR CLASS:	1.10%****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2010.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2010, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2011.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird MidCap Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2010	Six Months	One Year	Five Years	Since Inception(1)
Institutional Class Shares	1.77%	26.72%	2.64%	2.07%
Investor Class Shares	1.69%	26.30%	2.38%	1.84%
Russell Midcap® Growth Index(2)	-3.31%	21.30%	1.37%	0.14%

(1)	For the period from December 29, 2000 (commencement of operations) through June 30, 2010.
(2)
The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund

Schedule of Investments June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS – 96.8%
Air Freight & Logistics – 0.9%
7,154	Expeditors International
	of Washington, Inc.	$246,885
Auto Components – 1.0%
14,950	Gentex Corporation	268,801
Capital Markets – 4.0%
12,471	Eaton Vance Corporation@	344,324
5,338	Greenhill & Co., Inc.@	326,312
25,525	Invesco Limited f @	429,586
		1,100,222
Chemicals – 1.6%
10,079	Ecolab, Inc.@	452,648
Commercial Banks – 1.1%
18,950	TCF Financial
	Corporation@	314,760
Commercial Services & Supplies – 2.4%
10,040	Stericycle, Inc.*@	658,423
Communications Equipment – 1.7%
16,525	Plantronics, Inc.@	472,615
Computers & Peripherals – 2.0%
14,524	NetApp, Inc.*@	541,890
Construction & Engineering – 1.3%
17,073	Foster Wheeler Ltd* f	359,557
Containers & Packaging – 1.8%
13,397	AptarGroup, Inc.	506,674
Distributors – 1.9%
27,050	LKQ Corporation*@	521,524
Diversified Consumer Services – 1.5%
5,150	Capella Education
	Company*@	418,953
Electrical Equipment – 3.8%
13,125	Baldor Electric Company@	473,550
10,202	Roper Industries, Inc.	570,904
		1,044,454
Electronic Equipment, Instruments
& Components – 4.3%
8,610	Dolby Laboratories,
	Inc. – Class A*@	539,761
24,400	Plexus Corp.*	652,456
		1,192,217
Energy Equipment & Services – 3.1%
13,450	Dresser-Rand Group, Inc.*	424,347
9,353	Oceaneering
	International, Inc.*	419,950
		844,297
Food Products – 1.5%
10,517	McCormick & Co,
	Incorporated	399,225
Health Care Equipment & Supplies – 7.6%
15,450	CareFusion Corporation*	350,715
17,975	NuVasive, Inc.*@	637,394
7,625	ResMed Inc.*@	463,676
14,925	Thoratec Corporation*@	637,745
		2,089,530
Health Care Providers & Services – 1.4%
18,575	PSS World Medical, Inc.*@	392,861
Hotels Restaurants & Leisure – 1.7%
12,643	Buffalo Wild Wings Inc.*@	462,481
Household Products – 2.6%
11,293	Church &
	Dwight Co., Inc.	708,184
Internet Software & Services – 2.0%
13,500	Akamai Technologies,
	Inc.*@	547,695
IT Services – 4.3%
11,194	Alliance Data
	Systems Corporation*@	666,267
14,431	Global Payments Inc.@	527,309
		1,193,576

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS – 96.8% (cont.)
Life Sciences Tools & Services – 5.9%
19,876	ICON PLC – ADR* f	$574,217
12,094	Life Technologies
	Corporation*@	571,442
4,300	Mettler-Toledo
	International Inc.*	480,009
		1,625,668
Machinery – 3.6%
4,195	Bucyrus International,
	Inc. – Class A	199,053
15,188	Harsco Corporation	356,918
10,788	Wabtec Corporation	430,333
		986,304
Media – 2.2%
15,200	Scripps Networks
	Interactive – Class A	613,168
Multiline Retail – 2.4%
44,100	99 Cents Only Stores*@	652,680
Oil, Gas & Consumable Fuels – 1.3%
11,625	Cabot Oil & Gas
	Corporation@	364,095
Professional Services – 1.5%
9,475	Manpower Inc.@	409,131
Road & Rail – 2.2%
18,470	J.B. Hunt Transport
	Services, Inc.	603,415
Semiconductors & Semiconductor Equipment – 5.0%
19,088	Microchip Technology
	Incorporated@	529,501
53,600	ON Semiconductor
	Corporation*	341,968
17,482	Varian Semiconductor
	Equipment Associates, Inc.*	501,034
		1,372,503
Software – 5.3%
15,000	ANSYS, Inc.*@	608,551
8,650	McAfee, Inc.*	265,728
6,883	Salesforce.com, Inc.*@	590,699
		1,464,978
Specialty Retail – 8.9%
19,681	Dick’s Sporting
	Goods, Inc.*	489,859
17,375	O ’Reilly Automotive, Inc.*	826,354
6,783	Tractor Supply Company*	413,560
17,475	Ulta Salon, Cosmetics &
	Fragrance, Inc.*	413,459
9,349	Urban Outfitters, Inc.*@	321,512
		2,464,744
Textiles, Apparel & Luxury Goods – 1.1%
9,450	Under Armour,
	Inc. – Class A*@	313,079
Trading Companies & Distributors – 3.9%
12,101	Fastenal Company@	607,349
8,000	Watsco, Inc.@	463,360
		1,070,709
	Total Common Stocks
	(Cost $23,589,051)	26,677,946
SHORT-TERM INVESTMENTS – 3.3%
Money Market Mutual Funds – 3.3%
497,690	Dreyfus Institutional Cash
	Advantage Fund, 0.19%«	497,690
410,000	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund,
	0.24%«	410,000
	Total Short-Term
	Investments
	(Cost $907,690)	907,690

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2010 (Unaudited)

Principal
Amount		Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 35.6%
Commercial Paper – 0.6%
$280,690	Atlantic East
	Funding LLC,
	3.059%, 03/25/11†**	$179,949
	Total Commercial Paper
	(Cost $280,690)	179,949

Shares
Investment Companies – 35.0%
9,650,060	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.28% «	9,650,060
8,607	Reserve Primary Fund†**	—
	Total Investment
	Companies
	(Cost $9,658,667)	9,650,060
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $9,939,357)	9,830,009
	Total Investments
	(Cost $34,436,098) – 135.7%	37,415,645
Assets Relating to Securities
Lending Investments – 0.4%
	Support Agreement* a **	100,741
	Cash Contribution
	from Transfer
	Agent/Administrator €	8,607
	Total (Cost $0)	109,348
	Liabilities in Excess of
	Other Assets – (36.1)%	(9,951,647)
	TOTAL NET
	ASSETS – 100.0%	$27,573,346

*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2010.
f	Foreign Security
«	7-Day Yield
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

€
Pursuant to a loss reimbursement agreement, the Advisor’s transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund’s ownership of shares of the Reserve Primary Fund, which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird MidCap Fund

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Air Freight & Logistics	$246,885	$—	$—	$246,885
Auto Components	268,801	—	—	268,801
Capital Markets	1,100,222	—	—	1,100,222
Chemicals	452,648	—	—	452,648
Commercial Banks	314,760	—	—	314,760
Commercial Services & Supplies	658,423	—	—	658,423
Communications Equipment	472,615	—	—	472,615
Computers & Peripherals	541,890	—	—	541,890
Construction & Engineering	359,557	—	—	359,557
Containers & Packaging	506,674	—	—	506,674
Distributors	521,524	—	—	521,524
Diversified Consumer Services	418,953	—	—	418,953
Electrical Equipment	1,044,454	—	—	1,044,454
Electronic Equipment, Instruments & Components	1,192,217	—	—	1,192,217
Energy Equipment & Services	844,297	—	—	844,297
Food Products	399,225	—	—	399,225
Health Care Equipment & Supplies	2,089,530	—	—	2,089,530
Health Care Providers & Services	392,861	—	—	392,861
Hotels Restaurants & Leisure	462,481	—	—	462,481
Household Products	708,184	—	—	708,184
Internet Software & Services	547,695	—	—	547,695
IT Services	1,193,576	—	—	1,193,576
Life Sciences Tools & Services	1,625,668	—	—	1,625,668
Machinery	986,304	—	—	986,304
Media	613,168	—	—	613,168
Multiline Retail	652,680	—	—	652,680
Oil, Gas & Consumable Fuels	364,095	—	—	364,095
Professional Services	409,131	—	—	409,131
Road & Rail	603,415	—	—	603,415
Semiconductors & Semiconductor Equipment	1,372,503	—	—	1,372,503
Software	1,464,978	—	—	1,464,978
Specialty Retail	2,464,744	—	—	2,464,744
Textiles, Apparel & Luxury Goods	313,079	—	—	313,079
Trading Companies & Distributors	1,070,709	—	—	1,070,709
Total Equity	26,677,946	—	—	26,677,946
Short-Term Investments
Money Market Mutual Funds	907,690	—	—	907,690
Total Short-Term Investments	907,690	—	—	907,690
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	179,949	—	179,949
Money Market Mutual Funds	9,650,060	—	—	9,650,060
Total Investments Purchased with
Cash Proceeds from Securities Lending	9,650,060	179,949	—	9,830,009
Total Investments	$37,235,696	$179,949	$—	$37,415,645
Assets Relating to Securities Lending Investments	8,607	100,741	—	109,348

Baird MidCap Fund

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$45,716
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(7,260)
Net purchases (sales)	(38,456)
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2010	$—

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2010 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/10 – 6/30/10).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 – 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2010 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2010

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/10	6/30/10	Period(1)	6/30/10	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$ 918.10	$3.57	$1,021.08	$3.76
Investor Class	1.00%	$1,000.00	$ 918.00	$4.76	$1,019.84	$5.01

Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$1,017.70	$4.25	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,016.90	$5.50	$1,019.34	$5.51

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities June 30, 2010 (Unaudited)

	Baird LargeCap	Baird MidCap
	Fund	Fund
ASSETS:
Investments, at value (cost $21,334,102 and $34,436,098, respectively)	$22,772,229	$37,415,645
Support Agreement (Note 6)	71,564	100,741
Cash Contribution from Transfer Agent/Administrator (Note 6)	7,123	8,607
Dividends receivable	16,371	3,761
Interest receivable	49	173
Receivable for investments sold or paid down	77,971	—
Receivable for fund shares sold	—	1,323
Uninvested cash	657	1,701
Receivable from Advisor and Distributor	3,361	—
Prepaid expenses	18,550	20,299
Total assets	22,967,875	37,552,250
LIABILITIES:
Payable for collateral received for securities loaned	3,932,399	9,941,058
Payable for securities purchased	99,521	—
Payable for fund shares repurchased	13,945	149
Payable to Advisor and Distributor	—	4,611
Accrued expenses and other liabilities	30,316	33,086
Total liabilities	4,076,181	9,978,904
NET ASSETS	$18,891,694	$27,573,346
NET ASSETS CONSIST OF:
Capital stock	$22,801,263	$26,361,180
Accumulated undistributed net investment income (loss)	1,775	(42,901)
Accumulated net realized loss on investments sold	(5,428,158)	(1,833,828)
Net unrealized appreciation on investments, support agreement
and cash contribution from Transfer Agent/Administrator	1,516,814	3,088,895
NET ASSETS	$18,891,694	$27,573,346
INSTITUTIONAL CLASS SHARES
Net Assets	$18,625,082	$26,024,004
Shares outstanding ($0.01 par value, unlimited shares authorized)	2,679,288	3,236,227
Net asset value, offering and redemption price per share	$6.95	$8.04
INVESTOR CLASS SHARES
Net Assets	$266,612	$1,549,342
Shares outstanding ($0.01 par value, unlimited shares authorized)	38,435	198,026
Net asset value, offering and redemption price per share	$6.94	$7.82

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Six Months Ended June 30, 2010 (Unaudited)

	Baird	Baird
	LargeCap Fund	MidCap Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $616 and $0, respectively)	$84,453	$82,619
Income from securities lending (Note 6)	1,734	5,343
Other income	1,914	1,965
Interest	278	731
Total investment income	88,379	90,658
EXPENSES:
Investment advisory fees	67,262	106,893
Administration fees	2,043	2,785
Shareholder servicing fees	7,683	7,702
Fund accounting fees	11,222	11,305
Professional fees	16,615	16,709
Federal and state registration	15,246	14,675
Directors fees	19,257	19,275
Custody fees	2,399	2,843
Reports to shareholders	2,707	3,331
Distribution fees – Investor Class Shares (Note 8)	367	1,971
Miscellaneous expenses	391	394
Interest expense (Note 7)	8	—
Total expenses	145,200	187,883
Expense reimbursement by Advisor (Note 5)	(67,215)	(64,767)
Total expenses	77,985	123,116
NET INVESTMENT INCOME (LOSS)	10,394	(32,458)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	128,870	2,344,811
Change in unrealized appreciation/depreciation on investments, support agreement and cash contribution from Transfer
Agent/Administrator	(1,840,973)	(1,809,470)
Net realized and unrealized gain (loss) on investments	(1,712,103)	535,341
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,701,709)	$502,883

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird LargeCap Fund
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$10,394	$84,473
Net realized gain (loss) on investments	128,870	(1,409,994)
Change in unrealized appreciation/depreciation
on investments, support agreement and cash
contribution from Transfer Agent/Administrator	(1,840,973)	7,065,081
Net increase (decrease) in net assets resulting from operations	(1,701,709)	5,739,560

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,271,947	1,781,312
Shares issued to holders in reinvestment of dividends	—	92,400
Cost of shares redeemed	(1,767,231)	(3,040,863)
Net decrease in net assets resulting from capital share transactions	(495,284)	(1,167,151)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(93,147)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(798)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,196,993)	4,478,464

NET ASSETS:
Beginning of period	21,088,687	16,610,223
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $1,775 and $(8,619), respectively)	$18,891,694	$21,088,687

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird MidCap Fund
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
OPERATIONS:
Net investment income (loss)	$(32,458)	$52,963
Net realized gain (loss) on investments	2,344,811	(909,792)
Change in unrealized appreciation/depreciation
on investments, support agreement and cash
contribution from Transfer Agent/Administrator	(1,809,470)	8,807,651
Net increase in net assets resulting from operations	502,883	7,950,822

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,798,695	2,089,157
Shares issued to holders in reinvestment of dividends	—	62,353
Cost of shares redeemed	(1,818,666)	(2,675,075)
Net decrease in net assets resulting from capital share transactions	(19,971)	(523,565)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(61,225)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(2,418)

TOTAL INCREASE IN NET ASSETS	482,912	7,363,614

NET ASSETS:
Beginning of period	27,090,434	19,726,820
End of period (including distributions in excess of net
investment income of $(42,901) and $(10,443), respectively)	$27,573,346	$27,090,434

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of period	$7.57		$5.59	$9.33	$8.53	$8.33	$8.13
Income from investment operations:
Net investment income	0.00	(1)	0.03	0.03	0.02	0.04	0.04 (2)
Net realized and unrealized
gains (losses) on investments	(0.62)		1.98	(3.74)	0.80	0.20	0.24
Total from investment operations	(0.62)		2.01	(3.71)	0.82	0.24	0.28
Less distributions:
Dividends from net investment income	—		(0.03)	(0.03)	(0.02)	(0.04)	(0.08)
Net asset value, end of period	$6.95		$7.57	$5.59	$9.33	$8.53	$8.33
Total return	(8.19	%)(3)	36.27%	(39.88%)	9.63%	2.89%	3.39%
Supplemental data and ratios:
Net assets, end of period	$18,625,082		$20,741,302	$16,349,025	$27,644,009	$27,442,329	$27,375,626
Ratio of expenses to average net assets	0.75	%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average
net assets (before waivers)	1.40	%(4)	1.39%	1.17%	1.10%	1.12%	0.93%
Ratio of net investment income
to average net assets	0.10	%(4)	0.46%	0.32%	0.25%	0.44%	0.46%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.55	%)(4)	(0.18%)	(0.10%)	(0.10%)	0.07%	0.28%
Portfolio turnover rate(5)	35.6	%(3)	58.7%	43.0%	72.2%	63.9%	28.6%

(1) Amount is less than $0.005.
(2) Calculated using average shares outstanding during the period.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data:
Net asset value, beginning of period	$7.56		$5.59	$9.29	$8.50	$8.29	$8.09
Income from investment operations:
Net investment income (loss)	(0.02)		0.02	0.00 (1)	0.00 (1)	0.01	0.02 (2)
Net realized and unrealized
gains (losses) on investments	(0.60)		1.97	(3.70)	0.79	0.21	0.23
Total from investment operations	(0.62)		1.99	(3.70)	0.79	0.22	0.25
Less distributions:
Dividends from net investment income	—		(0.02)	—	—	(0.01)	(0.05)
Net asset value, end of period	$6.94		$7.56	$5.59	$9.29	$8.50	$8.29
Total return	(8.20	%)(3)	35.79%	(39.94%)	9.29%	2.64%	3.15%
Supplemental data and ratios:
Net assets, end of period	$266,612		$347,385	$261,198	$740,779	$1,087,948	$2,400,525
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.65	%(4)	1.64%	1.42%	1.35%	1.37%	1.18%
Ratio of net investment income (loss)
to average net assets	(0.15	%)(4)	0.21%	0.07%	0.00%	0.19%	0.21%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.80	%)(4)	(0.43%)	(0.35%)	(0.35%)	(0.18%)	0.03%
Portfolio turnover rate(5)	35.6	%(3)	58.7%	43.0%	72.2%	63.9%	28.6%

(1) Amount is less than $0.005.
(2) Calculated using average shares outstanding during the period.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007		2006		2005
Per Share Data:
Net asset value, beginning of period	$7.90		$5.63	$9.62	$9.33		$11.12		$10.91
Income from investment operations:
Net investment income (loss)	(0.01)		0.02 (1)	0.01 (1)	(0.01	)(1)	(0.02	)(1)	(0.02	)(1)
Net realized and unrealized
gains (losses) on investments	0.15		2.27	(3.99)	1.99		0.46		0.63
Total from investment operations	0.14		2.29	(3.98)	1.98		0.44		0.61
Less distributions:
Distributions from net investment income	—		(0.02)	(0.01)	—		—		—
Distributions from net realized gains	—		—	—	(1.69)		(2.23)		(0.40)
Total distributions	—		(0.02)	(0.01)	(1.69)		(2.23)		(0.40)
Net asset value, end of period	$8.04		$7.90	$5.63	$9.62		$9.33		$11.12
Total return	1.77	%(2)	40.90%	(41.53%)	20.89%		3.93%		5.56%
Supplemental data and ratios:
Net assets, end of period	$26,024,004		$25,513,554	$18,163,034	$36,616,547		$32,057,214		$85,670,669
Ratio of expenses to average net assets	0.85	%(3)	0.85%	0.85%	0.85%		0.85%		0.85%
Ratio of expenses to average
net assets (before waivers)	1.30	%(3)	1.34%	1.19%	1.11%		1.01%		0.98%
Ratio of net investment income (loss)
to average net assets	(0.21	%)(3)	0.25%	0.06%	(0.06%)		(0.17%)		(0.21%)
Ratio of net investment loss
to average net assets (before waivers)	(0.66	%)(3)	(0.24%)	(0.28%)	(0.32%)		(0.33%)		(0.34%)
Portfolio turnover rate(4)	33.3	%(2)	61.3%	74.0%	72.3%		78.6%		77.4%

(1) Calculated using average shares outstanding during the period.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009		2008		2007		2006		2005
Per Share Data:
Net asset value, beginning of period	$7.69		$5.49		$9.40		$9.17		$10.99		$10.82
Income from investment operations:
Net investment income (loss)	(0.02)		0.00	(1)(2)	(0.02	)(2)	(0.04	)(2)	(0.04	)(2)	(0.05	)(2)
Net realized and unrealized
gains (losses) on investments	0.15		2.21		(3.89)		1.96		0.45		0.62
Total from investment operations	0.13		2.21		(3.91)		1.92		0.41		0.57
Less distributions:
Distributions from net investment income	—		(0.01)		—		—		—		—
Distributions from net realized gains	—		—		—		(1.69)		(2.23)		(0.40)
Total distributions	—		(0.01)		—		(1.69)		(2.23)		(0.40)
Net asset value, end of period	$7.82		$7.69		$5.49		$9.40		$9.17		$10.99
Total return	1.69	%(3)	40.52%		(41.70%)		20.61%		3.73%		5.24%
Supplemental data and ratios:
Net assets, end of period	$1,549,342		$1,576,880		$1,563,786		$4,783,844		$5,023,621		$4,506,947
Ratio of expenses to average net assets	1.10	%(4)	1.10%		1.10%		1.10%		1.10%		1.10%
Ratio of expenses to average
net assets (before waivers)	1.55	%(4)	1.59%		1.44%		1.36%		1.26%		1.23%
Ratio of net investment income (loss)
to average net assets	(0.46	%)(4)	0.00%		(0.19%)		(0.31%)		(0.42%)		(0.46%)
Ratio of net investment loss
to average net assets (before waivers)	(0.91	%)(4)	(0.49%)		(0.53%)		(0.57%)		(0.58%)		(0.59%)
Portfolio turnover rate(5)	33.3	%(3)	61.3%		74.0%		72.3%		78.6%		77.4%
(1) Amount is less than $0.005.
(2) Calculated using average shares outstanding during the period.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

1.ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund and the Baird MidCap Fund (each a “Fund” and collectively the “Funds”), two of the eight portfolios comprising the Corporation.  Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation.  The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.  Dividend income is a secondary consideration.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

On June 30, 2010, shareholders affiliated with the Advisor held 56% of the Institutional Class shares of the Baird LargeCap Fund and 36% of the Institutional Class shares of the Baird MidCap Fund.  These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing NAV, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC, the Funds’ independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews.  In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price.  Securities traded on

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).

b)
Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All of the foreign securities owned by the Funds as of June 30, 2010 are traded on the New York Stock Exchange or NASDAQ.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

c)
Federal Income Taxes – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2009, or for any other tax years which are open for exam. As of June 30, 2010, open tax years include the tax years ended December 31, 2006 through 2009. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the series of the Corporation in proportion to their assets.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Other – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD LARGECAP FUND
	Six Months Ended			Six Months Ended
	June 30, 2010			June 30, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	163,175	$1,234,297	Shares sold	4,979	$37,650
Shares redeemed	(223,879)	(1,677,993)	Shares redeemed	(12,482)	(89,238)
Net decrease	(60,704)	$(443,696)	Net decrease	(7,503)	$(51,588)
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,739,992		Beginning of period	45,938
End of period	2,679,288		End of period	38,435

	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	300,413	$1,776,312	Shares sold	962	$5,000
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	11,991	91,610	reinvestment of dividends	103	790
Shares redeemed	(496,682)	(3,027,939)	Shares redeemed	(1,882)	(12,924)
Net decrease	(184,278)	$(1,160,017)	Net decrease	(817)	$(7,134)
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,924,270		Beginning of period	46,755
End of period	2,739,992		End of period	45,938

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD MIDCAP FUND
	Six Months Ended			Six Months Ended
	June 30, 2010			June 30, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	200,317	$1,668,460	Shares sold	15,553	$130,235
Shares redeemed	(194,918)	(1,645,675)	Shares redeemed	(22,516)	(172,991)
Net increase	5,399	$22,785	Net decrease	(6,963)	$(42,756)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,230,828		Beginning of period	204,989
End of period	3,236,227		End of period	198,026

	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	303,859	$1,923,629	Shares sold	27,902	$165,528
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of distributions	7,535	60,274	reinvestment of dividends	266	2,079
Shares redeemed	(308,585)	(1,980,871)	Shares redeemed	(108,085)	(694,204)
Net increase	2,809	$3,032	Net decrease	(79,917)	$(526,597)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,228,019		Beginning of period	284,906
End of period	3,230,828		End of period	204,989

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird
	LargeCap Fund	MidCap Fund
Purchases:	$7,258,618	$9,078,860
Sales:	$7,650,840	$9,266,014

The Baird LargeCap Fund and Baird MidCap Fund did not purchase or sell U.S. Government securities during the six months ended June 30, 2010.

At December 31, 2009, accumulated earnings/losses on a tax basis were as follows:

	Baird	Baird
	LargeCap	MidCap
	Fund	Fund
Cost of Investments	$22,958,571	$32,830,068
Gross unrealized appreciation	$3,809,672	$5,985,013
Gross unrealized depreciation	(688,225)	(1,152,628)
Net unrealized appreciation	$3,121,447	$4,832,385
Undistributed ordinary income	$23	$—
Undistributed long-term capital gain	—	—
Total distributable earnings	$23	$—
Other accumulated losses	$(5,329,330)	$(4,123,102)
Total accumulated earnings (losses)	$(2,207,860)	$709,283

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2009, the Baird MidCap Fund elected to defer capital losses occurring between November 1, 2009 and December 31, 2009 in the amount of $160,090.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At December 31, 2009, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird LargeCap Fund	$215,870	2011
	$1,167,011	2012
	$929,167	2016
	$3,017,282	2017
Baird MidCap Fund	$1,092,134	2016
	$2,870,878	2017

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.  During the year ended December 31, 2009, the Funds did not utilize any capital loss carryovers from previous years.

During the six months ended June 30, 2010, the Funds did not pay any dividends.

During the year ended December 31, 2009, the Funds paid the following dividends:

	Ordinary Income Dividends	In Excess of Ordinary Income
Baird LargeCap Fund	$93,945	—
Baird MidCap Fund	$59,171	$4,472

5.INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the year ended December 31, 2009 and through April 30, 2011, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

5.INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months Ended
	June 30,	Fiscal Year Ended December 31,
	2010	2009	2008	2007
Reimbursed / Absorbed Expenses Subject
to Recovery by Advisor Until:	2013	2012	2011	2010
Baird LargeCap Fund	$67,215	$118,040	$99,829	$100,379
Baird MidCap Fund	$64,767	$110,382	$101,968	$103,600

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund and Baird MidCap Fund for the six months ended June 30, 2010.

6.SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by FAF Advisors, Inc., an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2010, the Baird LargeCap and Baird MidCap Funds had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

6.SECURITIES LENDING (cont.)

As of June 30, 2010, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird LargeCap Fund	$3,744,810	$3,932,399
Baird MidCap Fund	$9,453,519	$9,941,058

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in short-term securities including the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act), other money market funds, certificates of deposit, commercial paper, corporate notes, government agency securities and repurchase agreements.  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2010.  The Funds intend to invest all of the cash collateral from securities lending in the Mount Vernon Securities Lending Prime Portfolio once their existing cash collateral holdings mature or are liquidated or otherwise paid down.  At June 30, 2010, all of the cash collateral from securities lending was invested in the Mount Vernon Securities Lending Prime Portfolio, plus an interest in Atlantic East Funding LLC and shares of the Reserve Primary Fund. The Funds’ interest in Atlantic East Funding LLC and the Reserve Primary Fund are priced at fair value by the Valuation Committee of the Advisor. The fair value of the Funds’ interest in Atlantic East Funding LLC is based on the underlying market values of the securities owned by Atlantic East Funding LLC, which are determined by independent pricing sources.  In addition, the Funds’ transfer agent and administrator and securities lending agent entered into a support agreement with the Funds to cover potential losses realized by the Funds on their investment in Atlantic East Funding LLC (up to a certain amount). The amounts agreed to be provided to the Funds under the support agreement are shown in the Funds’ schedules of investments and statements of assets and liabilities.  At June 30, 2010, the fair value of the Funds’ interest in Atlantic East Funding LLC, plus the amounts payable under the support agreement, amounted to 100% of the outstanding par value of the Funds’ interest in Atlantic East Funding LLC.

The fair value of the Reserve Primary Fund shares owned by the Funds is based on publicly available information, including information posted on the Reserve Primary Fund’s website and the terms of a plan of distribution approved by a federal district court. In addition, pursuant to a loss reimbursement agreement, the Funds’ transfer agent and administrator made a cash contribution to the Funds to cover anticipated losses realized from the Funds’ ownership of shares of the Reserve Primary Fund.  The amounts of the cash contribution made to the Funds to cover anticipated losses are shown in the Funds’ schedules of investments and statements of assets and liabilities. At June 30, 2010, the cash contribution made by the Funds’ transfer agent and administrator was in excess of the amounts necessary to cover the difference between the fair value of the Reserve Primary Fund shares owned by the Funds and the amount paid by the Funds for such shares ($1.00 per share).  The amounts of the excess cash contribution were $1,519 for the Baird LargeCap Fund and $1,835 for the Baird MidCap Fund and were recorded as income to the Funds during the six months ended June 30, 2010.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations.  Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2010 for the Baird LargeCap Fund and Baird MidCap Fund was $1,734 and $5,343, respectively.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2010 (Unaudited)

7.LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 2.25% for the first six months of 2010).  For the six months ended June 30, 2010, the Baird LargeCap Fund incurred $8 in interest charges on an average daily loan balance of $353.   The Baird MidCap Fund did not borrow on the LOC.

8.DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird LargeCap Fund and Baird MidCap Fund incurred $367 and $1,971, respectively, in fees pursuant to the Plan during the six months ended June 30, 2010.

9.SUBSEQUENT EVENT

In preparing these financial statements, the Corporation has evaluated subsequent events after June 30, 2010.  There were no subsequent events since June 30, 2010 that would require adjustment to or additional disclosure in these financial statements.

Additional Information
Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Frederick P. Stratton, Jr.
Cory L. Nettles
Marlyn J. Spear

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Semi-Annual Report

June 30, 2010

RiverFront Long-Term Growth Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

RiverFront Long-Term Growth Fund

A June 30, 2010 summary of the Fund’s top 10 holdings and asset allocation is shown below.

Top 10 Holdings*		Asset Allocation**
Vanguard Emerging Markets ETF	7.18%
Vanguard Dividend Appreciation
Index Fund	6.16%
SPDR S&P Emerging SmallCap ETF	5.92%
Vanguard Europe Pacific ETF	4.92%
PowerShares DB US Dollar Index
Bullish Fund	3.89%
iShares MSCI Singapore Index Fund	3.48%
iShares MSCI Canada Index Fund	2.76%
iShares S&P SmallCap 600 Index Fund	2.64%
iShares MSCI All Country Asia
ex-Japan Index Fund	2.45%
Vanguard REIT ETF	1.90%

Net Assets:	$52,246,119
Portfolio Turnover Rate
(not annualized):	52.4%
Number of Equity Holdings:	94

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.90%
INVESTOR CLASS:	1.15%****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2010.

**	Percentages shown in parentheses may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.90% of average daily net assets for the Institutional Class shares and 1.15% of average daily net assets for the Investor Class shares, at least through December 31, 2011.

****	Includes 0.25% 12b-1 fee.

RiverFront Long-Term Growth Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2010	Six Months	One Year	Since Inception(1)
Institutional Class Shares	-6.96%	11.85%	14.22%
Investor Class Shares	-7.13%	11.50%	13.87%
S&P 500® Index(2)	-6.65%	14.43%	8.22%

(1)	For the period from October 28, 2008 (commencement of operations) through June 30, 2010.
(2)
The S&P 500® is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s.  The S&P 500® is a market value weighted index – each stock’s weight in the index is proportionate to its market value.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS – 36.3%
Aerospace & Defense – 2.8%
7,964	Esterline Technologies
	Corporation*	$377,892
4,102	L-3 Communications
	Holdings, Inc.	290,586
5,266	Lockheed Martin
	Corporation	392,317
5,839	United Technologies
	Corporation	379,009
		1,439,804
Capital Markets – 0.4%
2,976	Affiliated Managers
	Group, Inc.*	180,852
Chemicals – 1.6%
8,829	The Scotts Miracle-Gro
	Company – Class A	392,096
9,441	Sensient Technologies
	Corporation	244,805
3,833	Sigma-Aldrich Corporation	190,998
		827,899
Commercial Banks – 1.2%
5,100	Cullen/Frost Bankers, Inc.	262,140
27,384	Valley National Bancorp	372,970
		635,110
Commercial Services & Supplies – 0.4%
4,616	Manpower Inc.	199,319
Communications Equipment – 1.0%
9,005	Cisco Systems, Inc.*	191,897
8,490	Harris Corporation	353,609
		545,506
Computers & Peripherals – 2.0%
2,366	Apple Inc.*	595,120
3,813	International
	Business Machines
	Corporation (IBM)	470,829
		1,065,949
Containers & Packaging – 0.9%
8,810	Ball Corporation	465,432
Diversified Financial Services – 0.9%
17,074	Bank of America
	Corporation	245,354
13,303	NASDAQ OMX
	Group, Inc.*	236,527
		481,881
Electrical Equipment – 0.8%
9,498	Cooper Industries
	PLC – Class A f	417,912
Energy Equipment & Services – 1.1%
16,616	Diana Shipping, Inc.* f	187,096
10,511	Hornbeck Offshore
	Services, Inc.*	153,461
12,266	Superior Energy
	Services, Inc.*	229,006
		569,563
Food & Staples Retailing – 1.7%
8,270	CVS Caremark Corporation	242,477
5,866	NIKE, Inc. – Class B	396,248
4,874	Wal-Mart Stores, Inc.	234,293
		873,018
Food Products – 0.9%
11,167	H.J. Heinz Company	482,638
Health Care Providers & Services – 3.3%
11,118	CareFusion Corporation*	252,379
6,708	DaVita, Inc.*	418,848
4,062	Express Scripts, Inc.*	190,995
6,485	Henry Schein, Inc.*	356,026

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS – 36.3% (cont.)
Health Care Providers & Services – 3.3% (cont.)
2,681	Johnson & Johnson	$158,340
15,320	PSS World Medical, Inc.*	324,018
		1,700,606
Hotels, Restaurants & Leisure – 0.9%
5,853	Darden Restaurants, Inc.	227,389
10,053	Penn National
	Gaming, Inc.*	232,224
		459,613
Household Products – 0.8%
6,284	The Clorox Company	390,614
Insurance – 1.5%
16,679	HCC Insurance
	Holdings, Inc.	412,972
20,589	The Progressive
	Corporation*	385,426
		798,398
IT Services – 0.7%
8,294	Fiserv, Inc.*	378,704
Leisure Equipment & Products – 0.6%
8,131	Hasbro, Inc.	334,184
Machinery – 0.7%
8,551	Dover Corporation	357,346
Media – 1.2%
10,608	DIRECTV – Class A*	359,823
9,534	Dreamworks Animation
	SKG, Inc.*	272,196
		632,019
Multiline Retail – 0.8%
10,173	Dollar Tree, Inc.*	423,502
Office Electronics – 0.5%
10,864	Zebra Technologies
	Corporation – Class A*	275,620
Oil & Gas – 3.1%
5,227	Chevron Corporation	354,704
3,647	Cimarex Energy Co.	261,052
8,292	Exxon Mobil Corporation	473,224
11,486	Forest Oil Corporation*	314,257
14,035	Petrohawk Energy
	Corporation*	238,174
		1,641,411
Pharmaceuticals – 1.8%
9,113	Abbott Laboratories	426,306
13,816	Bristol-Myers Squibb
	Company	344,571
8,230	PerkinElmer, Inc.	170,114
		940,991
Real Estate Investment Trusts – 1.6%
11,598	American Campus
	Communities, Inc.	316,509
10,748	Highwoods Properties, Inc.	298,364
10,997	Weingarten Realty Investors	209,493
		824,366
Semiconductors & Semiconductor Equipment – 0.9%
14,129	Intel Corporation	274,809
12,540	Skyworks Solutions, Inc.*	210,547
		485,356
Software – 0.7%
12,649	Amdocs Limited* f	339,626
Specialty Retail – 0.6%
9,700	Best Buy Co., Inc.	328,442
Tobacco – 0.5%
5,884	Philip Morris
	International Inc.	269,723
Wireless Telecommunication Services – 0.4%
46,064	Sprint Nextel Corporation*	195,311
	Total Common Stocks
	(Cost $18,304,904)	18,960,715

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2010 (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS – 53.0%
Currency – 3.9%
81,147	PowerShares DB US Dollar
	Index Bullish Fund*	$2,033,544
Emerging Markets – 11.5%
24,591	iShares MSCI All Country
	Asia ex-Japan Index Fund	1,280,454
5,309	iShares MSCI Chile
	Investable Market
	Index Fund	300,967
17,916	iShares MSCI Emerging
	Markets Index	668,625
98,796	Vanguard Emerging
	Markets ETF	3,753,260
		6,003,306
Energy – 0.3%
4,899	SPDR S&P Oil &
	Gas Exploration &
	Production ETF	191,012
International Equity – 12.1%
58,044	iShares MSCI Canada
	Index Fund	1,440,652
161,987	iShares MSCI Singapore
	Index Fund	1,820,734
38,653	PowerShares
	International Dividend
	Achievers Portfolio	493,985
87,922	Vanguard Europe
	Pacific ETF	2,570,839
		6,326,210
Large Cap – 9.6%
12,846	iShares Dow Jones U.S.
	Real Estate Index Fund	606,460
7,970	iShares S&P
	North American
	Technology-Software
	Index Fund*	342,949
9,108	iShares U.S. Dow
	Jones Medical
	Equipment Index	486,458
7,462	SPDR S&P Biotech ETF	386,308
73,050	Vanguard Dividend
	Appreciation Index Fund	3,216,391
		5,038,566
Micro Cap – 1.9%
56,618	First Trust Dow Jones Select
	MicroCap Index Fund	973,830
Mid Cap – 1.0%
22,828	SPDR KBW Bank ETF	522,533
Real Estate – 1.9%
21,378	Vanguard REIT ETF	993,863
Small Cap – 9.8%
25,442	iShares S&P SmallCap 600
	Index Fund	1,377,430
18,691	PowerShares Dynamic Food
	& Beverage Portfolio	282,440
24,871	PowerShares
	Dynamic Leisure and
	Entertainment Portfolio	345,209
68,057	SPDR S&P Emerging
	SmallCap ETF	3,093,190
		5,098,269
Technology – 1.0%
10,367	Vanguard Information
	Technology Index ETF	512,752
	Total Exchange-
	Traded Funds
	(Cost $27,985,861)	27,693,885

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2010 (Unaudited)

Shares		Value
SHORT-TERM INVESTMENTS – 9.3%
Money Market Mutual Fund – 9.3%
4,855,244	Fidelity Institutional
	Government Portfolio,
	0.04% «	$4,855,244
	Total Short-Term
	Investments
	(Cost $4,855,244)	4,855,244
	Total Investments
	(Cost $51,146,009) – 98.6%	51,509,844
	Other Assets in Excess
	of Liabilities – 1.4%	736,275
	TOTAL NET
	ASSETS – 100.0%	$52,246,119

*	Non–Income Producing
f	Foreign Security
«	7-Day Yield

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2010 (Unaudited)

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s total investments as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks
Aerospace & Defense	$1,439,804	$—	$—	$1,439,804
Capital Markets	180,852	—	—	180,852
Chemicals	827,899	—	—	827,899
Commercial Banks	635,110	—	—	635,110
Commercial Services & Supplies	199,319	—	—	199,319
Communications Equipment	545,506	—	—	545,506
Computers & Peripherals	1,065,949	—	—	1,065,949
Containers & Packaging	465,432	—	—	465,432
Diversified Financial Services	481,881	—	—	481,881
Electrical Equipment	417,912	—	—	417,912
Energy Equipment & Services	569,563	—	—	569,563
Food & Staples Retailing	873,018	—	—	873,018
Food Products	482,638	—	—	482,638
Health Care Providers & Services	1,700,606	—	—	1,700,606
Hotels, Restaurants & Leisure	459,613	—	—	459,613
Household Products	390,614	—	—	390,614

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2010 (Unaudited)

	Level 1	Level 2	Level 3	Total
Insurance	798,398	—	—	798,398
IT Services	378,704	—	—	378,704
Leisure Equipment & Products	334,184	—	—	334,184
Machinery	357,346	—	—	357,346
Media	632,019	—	—	632,019
Multiline Retail	423,502	—	—	423,502
Office Electronics	275,620	—	—	275,620
Oil & Gas	1,641,411	—	—	1,641,411
Pharmaceuticals	940,991	—	—	940,991
Real Estate Investment Trusts	824,366	—	—	824,366
Semiconductors & Semiconductor Equipment	485,356	—	—	485,356
Software	339,626	—	—	339,626
Specialty Retail	328,442	—	—	328,442
Tobacco	269,723	—	—	269,723
Wireless Telecommunication Services	195,311	—	—	195,311
Total Common Stocks	18,960,715	—	—	18,960,715
Exchange-Traded Funds
Currency	2,033,544	—	—	2,033,544
Emerging Markets	6,003,306	—	—	6,003,306
Energy	191,012	—	—	191,012
International Equity	6,326,210	—	—	6,326,210
Large Cap	5,038,566	—	—	5,038,566
Micro Cap	973,830	—	—	973,830
Mid Cap	522,533	—	—	522,533
Real Estate	993,863	—	—	993,863
Small Cap	5,098,269	—	—	5,098,269
Technology	512,752	—	—	512,752
Total Exchange-Traded Funds	27,693,885	—	—	27,693,885
Total Equity	46,654,600	—	—	46,654,600
Short-Term Investments
Money Market Mutual Fund	4,855,244	—	—	4,855,244
Total Short-Term Investments	4,855,244	—	—	4,855,244
Total Investments	$51,509,844	$—	$—	$51,509,844

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

RiverFront Long-Term Growth Fund

Additional Information on Fund Expenses June 30, 2010 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Fund does not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/10 – 6/30/10).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 – 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

RiverFront Long-Term Growth Fund

Additional Information on Fund Expenses June 30, 2010 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2010

Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/10	6/30/10	Period(1)	6/30/10	Period(1)
RiverFront Long-Term
Growth Fund
Institutional Class	0.90%	$1,000.00	$930.40	$4.31	$1,020.33	$4.51
Investor Class	1.15%	$1,000.00	$928.70	$5.50	$1,019.09	$5.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

RiverFront Long-Term Growth Fund

Statement of Assets and Liabilities June 30, 2010 (Unaudited)

ASSETS:
Investments, at value	$51,509,844
(cost $51,146,009)
Uninvested Cash	3,029
Dividends receivable	26,209
Interest receivable	217
Receivable for investments sold	816,118
Receivable for fund shares sold	35,641
Other assets	23,404
Total assets	52,414,462
LIABILITIES:
Payable for fund shares purchased	113,562
Payable to Advisor and Distributor	17,146
Accrued expenses and other liabilities	37,635
Total liabilities	168,343
NET ASSETS	$52,246,119
NET ASSETS CONSIST OF:
Capital stock	$51,232,041
Accumulated undistributed net investment income	79,529
Accumulated net realized gain on investments sold	570,714
Net unrealized appreciation on investments	363,835
NET ASSETS	$52,246,119
INSTITUTIONAL CLASS SHARES
Net Assets	32,854,739
Shares outstanding ($0.01 par value, unlimited shares authorized)	2,671,103
Net asset value, offering and redemption price per share	$12.30
INVESTOR CLASS SHARES
Net Assets	19,391,380
Shares outstanding ($0.01 par value, unlimited shares authorized)	1,582,299
Net asset value, offering and redemption price per share	$12.26

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Statement of Operations Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$276,911
Interest	774
Other income	44,028
Total investment income	321,713

EXPENSES:
Investment advisory fees	159,057
Administration fees	4,684
Shareholder servicing fees	11,433
Fund accounting fees	12,717
Professional fees	25,991
Federal and state registration	16,855
Directors fees	24,557
Custody fees	9,364
Reports to shareholders	6,965
Distribution fees - Investor Class Shares (Note 7)	21,952
Miscellaneous expenses	276
Total expenses	293,851
Expense reimbursement by Advisor (Note 5)	(51,667)
Total expenses	242,184
NET INVESTMENT INCOME	79,529

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain on investments	585,728
Change in unrealized appreciation/depreciation on investments	(4,806,993)
Net realized and unrealized loss on investments	(4,221,265)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,141,736)

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$79,529	$256,209
Net realized gain on investments	585,728	83,824
Change in unrealized appreciation/depreciation on investments	(4,806,993)	5,035,621
Net increase (decrease) in net assets resulting from operations	(4,141,736)	5,375,654

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,337,991	32,645,189
Shares issued to holders in reinvestments of dividends	—	252,329
Cost of shares redeemed	(4,594,612)	(4,230,495)
Net increase in net assets resulting from capital share transactions	14,743,379	28,667,023

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(183,786)

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(79,120)

TOTAL INCREASE IN NET ASSETS	10,601,643	33,779,771

NET ASSETS:
Beginning of period	41,644,476	7,864,705
End of period (including undistributed net investment
income of $79,529 and $0, respectively)	$52,246,119	$41,644,476

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Financial Highlights

	Institutional Class
	Six Months Ended			October 28, 2008(1)
	June 30, 2010		Year Ended	through
	(Unaudited)		December 31, 2009	December 31, 2008
Per Share Data:
Net asset value, beginning of period	$13.22		$10.49	$10.00
Income from investment operations:
Net investment income	0.03		0.16 (2)	0.12	(2)
Net realized and unrealized gains (losses) on investments	(0.95)		2.66	0.46
Total from investment operations	(0.92)		2.82	0.58
Less distributions:
Distributions from net investment income	—		(0.09)	(0.09)
Net asset value, end of period	$12.30		$13.22	$10.49
Total return	(6.96	%)(3)	26.86%	5.81	%(3)
Supplemental data and ratios:
Net assets, end of period	$32,854,739		$27,762,867	$7,438,725
Ratio of expenses to average net assets	0.90	%(4)	0.90%	0.90	%(4)
Ratio of expenses to average net assets (before waivers)	1.11	%(4)	1.53%	4.97	%(4)
Ratio of net investment income to average net assets	0.41	%(4)	1.34%	7.55	%(4)
Ratio of net investment income to
average net assets (before waivers)	0.20	%(4)	0.71%	3.48	%(4)
Portfolio turnover rate(5)	52.4	%(3)	67.1%	13.3	%(3)

(1) Commencement of operations.
(2) Calculated using average shares outstanding during the period.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Financial Highlights

	Investor Class
	Six Months Ended			October 28, 2008(1)
	June 30, 2010		Year Ended	through
	(Unaudited)		December 31, 2009	December 31, 2008
Per Share Data:
Net asset value, beginning of period	$13.19		$10.49	$10.00
Income from investment operations:
Net investment income	0.01		0.13 (2)	0.12	(2)
Net realized and unrealized gains (losses) on investments	(0.94)		2.65	0.46
Total from investment operations	(0.93)		2.78	0.58
Less distributions:
Distributions from net investment income	—		(0.08)	(0.09)
Net asset value, end of period	$12.26		$13.19	$10.49
Total return	(7.13	%)(3)	26.58%	5.68	%(3)
Supplemental data and ratios:
Net assets, end of period	$19,391,380		$13,881,609	$425,980
Ratio of expenses to average net assets	1.15	%(4)	1.15%	1.15	%(4)
Ratio of expenses to average net assets (before waivers)	1.36	%(4)	1.78%	5.22	%(4)
Ratio of net investment income to average net assets	0.16	%(4)	1.09%	7.30	%(4)
Ratio of net investment income (loss) to
average net assets (before waivers)	(0.05	%)(4)	0.46%	3.23	%(4)
Portfolio turnover rate(5)	52.4	%(3)	67.1%	13.3	%(3)

(1) Commencement of operations.
(2) Calculated using average shares outstanding during the period.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2010 (Unaudited)

1.ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the RiverFront Long-Term Growth Fund (“Fund”), one of the eight portfolios comprising the Corporation.  Pursuant to the 1940 Act, the Fund is a “diversified” series of the Corporation.  The investment advisor to the Fund is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”). The sub-advisor to the Fund is RiverFront Investment Group, LLC (“RiverFront”).

The Fund commenced operations with the sale of both Institutional and Investor Class Shares on October 28, 2008. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The Fund seeks long-term capital appreciation through investments primarily in equity securities of domestic and foreign companies across varying market capitalization ranges, styles and economic sectors.

On June 30, 2010, the Advisor held 49% of the Institutional Class Shares of the Fund through the Advisor’s participant-directed retirement and deferred compensation plans.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, requires the Fund, in computing NAV, to value its portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC, the Fund’s independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews.  In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows:  common stocks and ETFs that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued by an independent pricing service using valuation methods that are designed to represent

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2010 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium which approximates fair value.  Investments in mutual funds are valued at their stated net asset value.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services, or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor (which includes a representative of RiverFront).  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).

b)
Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of the Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All of the foreign securities directly owned by the Fund as of June 30, 2010 are traded on the New York Stock Exchange or NASDAQ.

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2010 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

c)
Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2009, or for any other tax years which are open for exam. As of June 30, 2010, open tax years include the tax years ended December 31, 2008 and 2009. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e)
Allocation of Income and Expenses – The Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to the Fund are allocated among the series of the Corporation in proportion to their assets.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund would expect the risk of loss to be remote.

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2010 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of the Fund for the six month period ended June 30, 2010 and for the fiscal year ended December 31, 2009:

	Six Months Ended			Six Months Ended
	June 30, 2010			June 30, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	848,397	$11,248,841	Shares sold	607,056	$8,089,150
Shares redeemed	(277,092)	(3,599,671)	Shares redeemed	(77,214)	(994,941)
Net increase	571,305	$7,649,170	Net increase	529,842	$7,094,209
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,099,798		Beginning of period	1,052,457
End of period	2,671,103		End of period	1,582,299

	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	1,709,014	$19,773,680	Shares sold	1,060,950	$12,871,509
Shares issued			Shares issued
to shareholders			to shareholders
in reinvestment			in reinvestment
of distributions	13,072	176,343	of distributions	5,717	75,986
Shares redeemed	(331,302)	(3,570,027)	Shares redeemed	(54,832)	(660,468)
Net increase	1,390,784	$16,379,996	Net increase	1,011,835	$12,287,027
Shares Outstanding:			Shares Outstanding:
Beginning of period	709,014		Beginning of period	40,622
End of period	2,099,798		End of period	1,052,457

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2010 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2010, the Fund’s purchases and sales of investment securities (excluding short-term investments) were $35,605,082 and $24,094,177, respectively.  The Fund did not purchase or sell U.S. Government securities during the six months ended June 30, 2010.

At December 31, 2009, the Fund’s accumulated earnings/losses on a tax basis were as follows:

Cost of Investments	$36,315,341
Gross unrealized appreciation	$5,464,116
Gross unrealized depreciation	(326,982)
Net unrealized appreciation	$5,137,134
Undistributed ordinary income	$2,449
Undistributed long-term capital gain	16,231
Total distributable earnings	$18,680
Other accumulated losses	$—
Total accumulated earnings	$5,155,814

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

The tax components of dividends paid by the Fund during the six months ended June 30, 2010 and year ended December 31, 2009 were as follows:

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
Ordinary Income	$—	$262,906
Long-Term Capital Gains	—	—

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2010 (Unaudited)

5.INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Fund as applied to the Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Fund.  The Fund has also entered into a Sub-Advisory Agreement with Baird and RiverFront under which RiverFront in its capacity as investment sub-advisor is responsible for the management of the Fund’s assets subject to the Advisor’s oversight.  Pursuant to the Sub-Advisory Agreement, the Advisor (not the Fund) is responsible for paying RiverFront a sub-advisory fee at an annual rate of 0.45% of the Fund’s average daily net assets.

For the period from October 28, 2008 through December 31, 2008 (commencement of operations), and years ending 2009, 2010 and 2011, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Fund’s operating expenses (exclusive of brokerage commissions, taxes, and extraordinary expenses, but including the fees and expenses incurred by the Fund in connection with its investments in ETFs and other investment companies) to the extent necessary to ensure that the Fund’s annual operating expenses do not exceed 0.90% of the average daily net assets of the Fund’s Institutional Class Shares and 1.15% of the average daily net assets of the Fund’s Investor Class Shares.

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

			Period Ended
		Fiscal	October 28, 2008
	Six Months Ended	Year Ended	through
	June 30, 2010	December 31, 2009	December 31, 2008
Reimbursed/Absorbed Expenses Subject
to Recovery by Advisor Until:	2013	2012	2011
RiverFront Long-Term Growth Fund	$51,667	$126,348	$35,032

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Fund.  U.S. Bank, N.A. serves as custodian for the Fund.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Fund pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Fund for the six months ended June 30, 2010.

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2010 (Unaudited)

6.LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Fund a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for the Fund are limited to one-third of the total assets (including the amount borrowed), or as otherwise indicated within the Fund’s agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1%.  For the six months ended June 30, 2010 the Fund did not borrow from the LOC.

7.DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Fund has adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Fund to compensate the Distributor for the cost incurred in distributing the Fund’s Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Fund’s Investor Class Shares.  The Fund incurred $21,952 in fees pursuant to the Plan during the six months ended June 30, 2010.

8.SUBSEQUENT EVENT

In connection with the preparation of the Fund’s financial statements, management has evaluated subsequent events after June 30, 2010.  At a special meeting held on June 14, 2010, the Board of Directors of the Fund approved a plan of reorganization for the Fund by which the Fund, subject to shareholder approval and other closing conditions, will be reorganized into a newly created series (to be named the RiverFront Long-Term Growth Fund; the “Acquiring Fund”) of Financial Investors Trust sponsored by ALPS Advisors, Inc. in a tax-free reorganization.  The proposed Reorganization will consist of the transfer of all assets and assumption of liabilities of the Fund to the Acquiring Fund, in exchange solely for voting Investor Class and Class L shares of beneficial interest of the Acquiring Fund.  The proposed Reorganization is intended to qualify as a tax-free reorganization under the Internal Revenue Code and that as such no gain or loss will be recognized by the Fund or its shareholders.  As part of the proposed reorganization, ALPS Advisors, Inc. would replace Robert W. Baird, Incorporated as the Advisor to the Fund, with RiverFront Investment Group, LLC remaining as the sub-advisor.  The matter is subject to shareholder vote at a special meeting to be held by the Fund on September 17, 2010.

There have been no other significant subsequent events since June 30, 2010 that would require adjustment to or additional disclosure in these financial statements.

Additional Information
Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund’s website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund’s website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

BAIRD FUNDS, INC.
PRIVACY POLICY

This disclosure is being made pursuant to Regulation S-P concerning the Fund’s privacy policy. It is our policy to protect the privacy and security of your personal and financial information.  We treat your information as confidential and recognize the importance of protecting access to it.

We protect your privacy and treat as confidential any personal or financial information about you that we receive.

We collect and maintain information about you so that we can open and maintain your account in the Funds and provide various services to you.  We may collect and maintain the following personal information about you:

•
Information we receive from you or your financial advisor on account applications or other forms, correspondence, or conversations, such as your name, address, e-mail address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, such as your account number and balance, positions, activity, history, cost basis information, and other financial information.

We do not sell any of your information to third parties.  We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as requested or authorized by the current or former shareholder, as necessary to process a transaction or service an account, as requested by regulatory authorities or as otherwise permitted or required by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  We may also provide your name and address to third party service providers who send account statements and other Fund-related material to you.  We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Baird Funds, Inc.
RiverFront Long-Term Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Frederick P. Stratton, Jr.
Cory L. Nettles
Marlyn J. Spear

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Sub-Advisor
RiverFront Investment Group, LLC
9011 Arboretum Parkway
Suite 110
Richmond, VA 23236

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

Not applicable - only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable - only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable - only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of ethics.
Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:      September 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:      September 8, 2010

By:          /s/Leonard M. Rush
Leonard M. Rush, Treasurer

Date:      September 8, 2010